UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 13.6%
Agriculture - 0.6%
Philip Morris International, Inc.,
4.88%, 5/16/13 †	$930	$921
5.65%, 5/16/18 †	950	935

		1,856

Banks - 0.4%
Bank of America Corp.,
5.65%, 5/1/18 †	430	396
8.00%, 12/29/49 †	830	740

		1,136

Commercial Services - 0.3%
Erac USA Finance Co., (1) (2)
7.00%, 10/15/37	1,260	961

Diversified Financial Services - 4.0%
ANZ Capital Trust, (1) (2)
4.48%, 1/29/49	1,325	1,289
Bear Stearns (The) Cos., Inc.,
7.25%, 2/1/18 †	595	617
Citigroup Capital XXI,
8.30%, 12/21/57	1,680	1,517
Citigroup, Inc.,
6.50%, 8/19/13 †	995	996
Countrywide Home Loans, Inc.,
4.00%, 3/22/11 †	1,125	1,008
General Electric Capital Corp.,
5.63%, 9/15/17 †	1,330	1,300
5.63%, 5/1/18 †	1,135	1,103
Goldman Sachs Group (The), Inc.,
6.15%, 4/1/18 †	615	588
International Lease Finance Corp.,
5.65%, 6/1/14	225	189
JPMorgan Chase & Co.,
6.40%, 5/15/38	800	743
7.90%, 4/29/49	370	336
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13 †	395	374
6.88%, 4/25/18 †	710	654
Power Receivable Finance LLC, (1) (2)
6.29%, 1/1/12	824	845

		11,559

Electric - 0.9%
Florida Power Corp.,
6.40%, 6/15/38	1,305	1,328
Neveda Power Co.,
6.50%, 8/1/18 †	1,315	1,338

		2,666

Food - 0.5%
General Mills, Inc.,
5.25%, 8/15/13 †	1,315	1,324

Holding Companies - Diversified - 0.3%
Capmark Financial Group, Inc.,
6.30%, 5/10/17 †	1,370	808

Insurance - 0.3%
Berkshire Hathaway Finance Corp., (1) (2)
5.00%, 8/15/13 †	915	926

Media - 1.0%
News America, Inc.,
6.65%, 11/15/37 †	1,440	1,388
Time Warner Cable, Inc.,
5.85%, 5/1/17 †	1,405	1,341

		2,729

Metal Fabricate/Hardware - 0.2%
Commercial Metal Co.,
7.35%, 8/15/18	655	659

Mining - 0.3%
Alcoa, Inc.,
6.00%, 7/15/13 †	895	896

Oil & Gas - 1.6%
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	2,370	2,426
XTO Energy, Inc.,
4.63%, 6/15/13 †	2,190	2,093

		4,519

Oil & Gas Services - 0.7%
Cameron International Corp.,
6.38%, 7/15/18	1,290	1,289
7.00%, 7/15/38	695	681

		1,970

Pharmaceuticals - 0.9%
GlaxoSmithKline Capital, Inc.,
4.85%, 5/15/13 †	1,295	1,304
6.38%, 5/15/38	1,345	1,346

		2,650

Pipelines - 0.2%
Williams Cos., Inc.,
7.63%, 7/15/19 †	630	658

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 13.6% continued
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
5.88%, 3/15/16	$430	$301

Retail - 0.4%
Wal-Mart Stores, Inc.,
6.20%, 4/15/38 †	1,025	1,014

Telecommunications - 0.9%
AT&T, Inc.,
6.40%, 5/15/38 †	1,020	975
Verizon Communications, Inc.,
6.10%, 4/15/18 †	1,475	1,471

		2,446

Total Corporate Bonds
(Cost $40,713)		39,078
FOREIGN ISSUER BONDS - 3.2%
Beverages - 0.2%
Diageo Capital PLC,
5.20%, 1/30/13	555	562

Insurance - 0.9%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16 †	845	801
Catlin Insurance Co. Ltd., (1) (2)
7.25%, 1/19/17	1,270	765
XL Capital Ltd.,
6.50%, 4/15/17	1,735	1,041

		2,607

Iron/Steel - 0.6%
ArcelorMittal, (1) (2)
5.38%, 6/1/13	1,760	1,726

Media - 0.2%
Thomson Reuters Corp.,
5.95%, 7/15/13 †	755	765

Mining - 0.7%
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13 †	1,935	1,968

Oil & Gas - 0.6%
Petro-Canada,
6.80%, 5/15/38	1,765	1,679

Total Foreign Issuer Bonds
(Cost $10,568)		9,307
U.S. GOVERNMENT AGENCIES - 52.8% (3)
Fannie Mae - 35.2%
2.38%, 5/20/10	4,000	3,951
3.63%, 8/15/11	5,664	5,677
3.25%, 4/9/13	5,791	5,625
3.88%, 7/12/13	3,181	3,165
Pool #255452,
5.50%, 10/1/19	1,789	1,816
Pool #545437,
7.00%, 2/1/32	11	12
Pool #545757,
7.00%, 6/1/32	1,849	1,949
Pool #703439,
5.00%, 6/1/18	54	54
Pool #725424,
5.50%, 4/1/34	7,128	7,080
Pool #725787,
5.00%, 9/1/19	4,749	4,757
Pool #829125,
5.50%, 10/1/35	3,137	3,109
Pool #831810,
6.00%, 9/1/36	4,343	4,391
Pool #869217,
5.45%, 2/1/36	2,956	3,015
Pool #871232,
6.00%, 4/1/36	3,800	3,842
Pool #889150,
5.50%, 1/1/38	9,906	9,792
Pool #890001,
5.00%, 2/1/38	5,847	5,640
Pool #890009,
5.50%, 9/1/36	4,215	4,187
Pool #893082,
5.83%, 9/1/36	1,970	2,012
Pool #944500,
5.50%, 7/1/37	4,826	4,771
Pool #955782,
6.50%, 10/1/37	2,247	2,314
Pool #968158,
6.50%, 1/1/38	1,749	1,801
Pool #968160,
6.50%, 1/1/38	2,303	2,371
Pool TBA, (4)
5.00%, 9/30/08	4,798	4,612
6.50%, 9/30/08	8,590	8,834

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 52.8% (4) continued
Fannie Mae - 35.2% continued
6.00%, 9/30/08	$6,248	$6,308

		101,085

Federal Home Loan Bank - 5.1%
3.75%, 1/8/10	2,625	2,649
3.38%, 8/13/10	5,640	5,665
2.63%, 5/20/11	3,370	3,300
3.63%, 5/29/13	3,000	2,957

		14,571

Freddie Mac - 5.5%
3.25%, 7/16/10	4,446	4,455
4.63%, 10/25/12	1,585	1,631
4.75%, 1/19/16	1,376	1,406
Pool #1B3575,
6.05%, 9/1/37	1,788	1,810
Pool #1G2296,
6.18%, 11/1/37	2,450	2,499
Pool #1J0365,
5.93%, 4/1/37	1,824	1,859
Pool #1J2840,
5.97%, 9/1/37	1,999	2,041

		15,701

Freddie Mac Gold - 6.3%
Pool #A61560,
5.50%, 10/1/36	4,150	4,105
Pool #A62213,
6.00%, 6/1/37	2,981	3,008
Pool #A65182,
6.50%, 9/1/37	1,045	1,075
Pool #C00910,
7.50%, 1/1/30	576	622
Pool #C02790,
6.50%, 4/1/37	2,005	2,062
Pool #C02838,
5.50%, 5/1/37	3,065	3,025
Pool #G02869,
5.00%, 11/1/35	4,400	4,242

		18,139

Government National Mortgage Association - 0.7%
Pool #595091,
6.00%, 10/15/32	596	608
Pool #597572,
5.50%, 9/15/35	38	38
Pool #627123,
5.50%, 3/15/34	1,276	1,279
Pool #781688,
6.00%, 12/15/33	55	56

		1,981

Total U.S. Government Agencies
(Cost $151,086)		151,477
U.S. GOVERNMENT OBLIGATIONS - 28.0%
U.S. Treasury Bonds - 2.6%
4.38%, 2/15/38 †	7,681	7,626

U.S. Treasury Notes - 25.4%
2.88%, 6/30/10 †	4,197	4,241
2.38%, 8/31/10	15,883	15,885
3.38%, 6/30/13 †	23,935	24,272
4.00%, 2/15/15 †	1,216	1,271
5.13%, 5/15/16 †	10,774	11,926
4.00%, 8/15/18 †	15,001	15,230

		72,825

Total U.S. Government Obligations
(Cost $79,463)		80,451

	NUMBER OF SHARES
INVESTMENT COMPANY - 25.6%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	73,368,449	73,368

Total Investment Company
(Cost $73,368)		73,368

FIXED INCOME PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 24.2%
Skandinaviska Enskidaban, Grand Cayman, Eurodollar Time Deposit,
2.03%, 9/2/08	$45,458	$45,458
FHLB Discount Note,
1.47%, 9/2/08	22,735	22,734
U. S. Treasury Bill,
1.86%, 11/20/08	$1,400	$1,394

Total Short-Term Investments
(Cost $69,587)		69,586
Total Investments - 147.4%
(Cost $424,785)		423,267
Liabilities less Other Assets - (47.4)%		(136,113)

NET ASSETS - 100.0%		$287,154

(1)	Restricted security that has been deemed illiquid. At August 31, 2008, the value of these restricted illiquid securities amounted to approximately $6,512,000 or 2.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$1,286
ArcelorMittal, 5.38%, 6/1/13	6/11/08	1,740
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13	7/30/08	912
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	1,257
Erac USA Finance Co., 7.00%, 10/15/37	10/10/07	1,249
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	823

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	When-Issued Security

(5)	Investment in affiliated portfolio

(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$424,785

Gross tax appreciation of investments	$2,226
Gross tax depreciation of investments	(3,744)

Net tax depreciation of investments	$(1,518)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$73,368	$—
Level 2	349,899	—
Level 3	—	—

Total	$423,267	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.4%
Agriculture - 0.7%
Philip Morris International, Inc.,
4.88%, 5/16/13	$690	$683
5.65%, 5/16/18 †	690	679

		1,362

Banks - 0.4%
Bank of America Corp.,
5.65%, 5/1/18 †	330	305
8.00%, 12/29/49	640	570

		875

Commercial Services - 0.4%
Erac USA Finance Co., (1)(2)
7.00%, 10/15/37	925	706

Diversified Financial Services - 5.0%
American General Finance Corp.,
5.38%, 10/1/12	1,380	1,197
ANZ Capital Trust, (1) (2)
4.48%, 1/29/49	915	890
Bear Stearns (The) Cos. LLC.,
7.25%, 2/1/18 †	450	466
Citigroup Capital XXI,
8.30%, 12/21/57	1,330	1,201
Citigroup, Inc.,
6.50%, 8/19/13 †	730	731
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	600	538
General Electric Capital Corp.,
5.63%, 9/15/17 †	1,100	1,075
5.63%, 5/1/18 †	825	802
Goldman Sachs Group (The), Inc.,
6.15%, 4/1/18 †	480	459
International Lease Finance Corp.,
5.65%, 6/1/14	190	159
JPMorgan Chase & Co.,
6.40%, 5/15/38	585	543
7.90%, 4/29/49 †	290	264
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13 †	310	294
6.88%, 4/25/18 †	550	507
Nelnet, Inc.,
5.13%, 6/1/10	930	859
Power Receivable Finance LLC, (1) (2)
6.29%, 1/1/12	179	184

		10,169

Electric - 1.1%
Florida Power Corp.,
6.40%, 6/15/38	955	972
Neveda Power Co.,
6.50%, 8/1/18 †	960	976
Public Service Electric & Gas,
4.00%, 11/1/08	250	250

		2,198

Food - 0.5%
General Mills, Inc.,
5.25%, 8/15/13 †	965	971

Holding Companies - Diversified - 0.3%
Capmark Financial Group, Inc.,
6.30%, 5/10/17	1,015	599

Insurance - 0.3%
Berkshire Hathaway Finance Corp.,(1)(2)
5.00%, 8/15/13 †	670	678

Media - 1.0%
News America, Inc.,
6.65%, 11/15/37 †	1,065	1,027
Time Warner Cable, Inc.,
5.85%, 5/1/17 †	1,040	993

		2,020

Metal Fabricate/Hardware - 0.2%
Commercial Metal Co.,
7.35%, 8/15/18	480	483

Mining - 0.3%
Alcoa, Inc.,
6.00%, 7/15/13 †	670	671

Oil & Gas - 1.5%
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	1,500	1,536
XTO Energy, Inc.,
4.63%, 6/15/13 †	1,695	1,619

		3,155

Oil & Gas Services - 0.7%
Cameron International Corp.,
6.38%, 7/15/18	945	945
7.00%, 7/15/38	505	494

		1,439

Pharmaceuticals - 1.0%
GlaxoSmithKline Capital, Inc.,
4.85%, 5/15/13 †	970	977

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.4% continued
Pharmaceuticals - 1.0% continued
6.38%, 5/15/38	$1,010	$1,011

		1,988

Pipelines - 0.2%
Williams Cos., Inc.,
7.63%, 7/15/19 †	475	496

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
5.88%, 3/15/16	340	238

Retail - 0.4%
Wal-Mart Stores, Inc.,
6.20%, 4/15/38 †	795	787

Telecommunications - 1.3%
AT&T, Inc.,
6.40%, 5/15/38	775	740
Verizon Communications, Inc.,
6.10%, 4/15/18 †	1,075	1,072
Verizon New England, Inc.,
6.50%, 9/15/11	260	268
Verizon New Jersey, Inc.,
5.88%, 1/17/12 †	510	519

		2,599

Total Corporate Bonds
(Cost $32,919)		31,434
FOREIGN ISSUER BONDS - 3.8%
Beverages - 0.2%
Diageo Capital PLC,
5.20%, 1/30/13	435	440

Insurance - 1.1%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	825	782
Catlin Insurance Co. Ltd., (1)(2)
7.25%, 12/31/49	995	599
XL Capital Ltd.,
6.50%, 3/1/49	1,345	807

		2,188

Iron/Steel - 0.6%
Arcelormittal, (1)(2)
5.38%, 6/1/13	1,325	1,300

Media - 0.3%
Thomson Reuters Corp.,
5.95%, 7/15/13	560	568

Mining - 0.7%
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13 †	1,415	1,427

Oil & Gas - 0.6%
Petro-Canada,
6.80%, 5/15/38	1,305	1,241

Telecommunications - 0.3%
Telefonos de Mexico SAB de CV,
4.75%, 1/27/10 †	685	689

Total Foreign Issuer Bonds
(Cost $8,876)		7,853
U. S. GOVERNMENT AGENCIES - 54.5% (3)
Fannie Mae - 35.8%
2.38%, 5/20/10	3,700	3,655
3.63%, 8/15/11	4,142	4,151
3.25%, 4/9/13	4,547	4,417
3.88%, 7/12/13	2,311	2,300
Pool #255452,
5.50%, 10/1/19	1,051	1,067
Pool #255934,
6.00%, 11/1/35	356	361
Pool #535714,
7.50%, 1/1/31	49	53
Pool #545757,
7.00%, 6/1/32	358	377
Pool #555599,
7.00%, 4/1/33	109	114
Pool #656035,
7.50%, 9/1/32	42	46
Pool #703439,
5.00%, 6/1/18	838	839
Pool #712130,
7.00%, 6/1/33	60	63
Pool #725424,
5.50%, 4/1/34	4,032	4,005
Pool #725787,
5.00%, 9/1/19	1,704	1,707
Pool #733868,
6.00%, 12/1/32	566	576
Pool #735931,
5.00%, 10/1/20	284	283

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 54.5% (3) continued
Fannie Mae - 35.8% continued
Pool #794338,
6.00%, 9/1/34	$1,004	$1,018
Pool #796371,
5.00%, 10/1/19	218	219
Pool #797773,
5.00%, 3/1/20	156	156
Pool #829125,
5.50%, 10/1/35	2,466	2,444
Pool #831810,
6.00%, 9/1/36	3,567	3,606
Pool #839291,
5.00%, 9/1/20	111	110
Pool #845182,
5.50%, 11/1/35	2,485	2,462
Pool #869217,
5.45%, 2/1/36	2,952	3,011
Pool #869801,
5.50%, 4/1/21	407	411
Pool #871232,
6.00%, 4/1/36	3,600	3,640
Pool #889150,
5.50%, 1/1/38	5,300	5,240
Pool #890001,
5.00%, 2/1/38	4,226	4,077
Pool #890009,
5.50%, 9/1/36	2,976	2,955
Pool #893082,
5.83%, 9/1/36	1,536	1,569
Pool #944500,
5.50%, 7/1/37	2,688	2,657
Pool #968158,
6.50%, 1/1/38	1,296	1,334
Pool #968160,
6.50%, 1/1/38	1,706	1,757
Pool TBA, (4)
6.50%, 9/30/08	7,043	7,243
6.00%, 9/30/08	2,164	2,185
5.00%, 9/30/08	3,401	3,269

		73,377

Federal Home Loan Bank - 5.1%
3.75%, 1/8/10	1,273	1,284
3.38%, 8/13/10	4,125	4,144
2.63%, 5/20/11	2,610	2,556
3.63%, 5/29/13	2,400	2,365

		10,349

Freddie Mac - 2.3%
3.25%, 7/16/10	3,230	3,237
4.63%, 10/25/12	443	456
4.75%, 1/19/16	1,054	1,077

		4,770

Freddie Mac Gold - 7.4%
Pool #A61560, (4)
5.50%, 10/1/36	3,481	3,443
Pool #A62213, (4)
6.00%, 6/1/37	1,987	2,005
Pool #A65182,
6.50%, 9/1/37	2,387	2,454
Pool #C02790,
6.50%, 4/1/37	1,576	1,621
Pool #C02838,
5.50%, 5/1/37	2,425	2,393
Pool #G02869,
5.00%, 11/1/35	3,300	3,181

		15,097

Freddie Mac Non Gold - 3.5%
Pool #1B3575,
6.05%, 9/1/37	1,553	1,572
Pool #1G2296,
6.18%, 11/1/37	1,990	2,030
Pool #1J0365,
5.93%, 4/1/37	1,444	1,472
Pool #1J2840,
5.97%, 9/1/37	1,999	2,041

		7,115

Government National Mortgage Association - 0.4%
Pool #595091,
6.00%, 10/15/32	295	301
Pool #604183,
5.50%, 4/15/33	54	54
Pool #627123,
5.50%, 3/15/34	470	471

FIXED INCOME PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 54.5% (3) continued
Government National Mortgage Association - 0.4% continued
Pool #633627,
5.50%, 9/15/34	$68	$68

		894

Total U.S. Government Agencies
(Cost $111,289)		111,602
U.S. GOVERNMENT OBLIGATIONS - 24.7%
U.S. Treasury Bonds - 2.8%
4.38%, 2/15/38 †	5,706	5,666

U.S. Treasury Notes - 21.9%
2.88%, 6/30/10 †	2,966	2,997
2.38%, 8/31/10 †	5,564	5,565
3.38%, 6/30/13 †	20,488	20,776
4.00%, 2/15/15 †	2,380	2,487
5.13%, 5/15/16 †	1,101	1,219
4.00%, 8/15/18 †	11,758	11,937

		44,981

Total U.S. Government Obligations
(Cost $49,728)		50,647

	NUMBER OF SHARES
INVESTMENT COMPANY - 27.4%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	56,130,495	56,130

Total Investment Company
(Cost $56,130)		56,130

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 15.4%
Deutsche Bank AG, Grand Cayman, Eurodollar Time Deposit,
1.94%, 9/2/08	$30,634	30,634
United States Treasury Bill,
1.87%, 11/20/08	1,000	996

Total Short-Term Investments
(Cost $31,630)		31,630

Total Investments - 141.2%
(Cost $290,572)		289,296
Liabilities less Other Assets - (41.2)%		(84,363)

NET ASSETS - 100.0%		$204,933

(1)	Restricted security that has been deemed illiquid. At August 31, 2008, the value of these restricted illiquid securities amounted to approximately $4,357,000 or 2.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$888
Arcelormittal, 5.38%, 6/1/13	06/11/08	1,310
Berkshier Hathaway Finance Corp., 5.00%, 8/15/13	7/30/08	668
Catlin Insurance Co. Ltd., 7.25%, 12/31/49	1/11/07-06/27/07	987
Erac USA Financial Co., 7.00%, 10/15/37	10/10/07	917
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	179

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	When-Issued Security

(5)	Investment in affiliated portfolio

(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued	AUGUST 31, 2008 (UNAUDITED)

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$290,572

Gross tax appreciation of investments	$1,845
Gross tax depreciation of investments	(3,121)

Net tax depreciation of investments	$(1,276)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$56,130	$—
Level 2	233,166	—
Level 3	—	—

Total	$289,296	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.6%
U.S. Treasury Bonds - 22.2%
12.50%, 8/15/14	$1,000	$1,094
7.25%, 5/15/16	1,500	1,862
8.88%, 8/15/17 †	1,500	2,066
9.00%, 11/15/18	3,200	4,531
8.13%, 8/15/19 †	1,000	1,354
8.75%, 8/15/20 †	1,000	1,426
8.13%, 5/15/21 †	2,000	2,758
8.00%, 11/15/21	2,600	3,572
7.63%, 11/15/22	1,000	1,349
6.25%, 8/15/23 †	2,150	2,592
6.88%, 8/15/25 †	2,000	2,588
6.50%, 11/15/26	1,000	1,257
6.13%, 11/15/27 †	3,500	4,252
5.25%, 2/15/29	1,100	1,212
6.25%, 5/15/30 †	2,500	3,118
4.75%, 2/15/37 †	1,250	1,314
5.00%, 5/15/37 †	3,000	3,278
4.38%, 2/15/38 †	1,000	993
4.50%, 5/15/38	2,000	2,023

		42,639

U.S. Treasury Notes - 76.4%
4.00%, 9/30/09	1,750	1,783
3.38%, 10/15/09	1,700	1,723
3.50%, 12/15/09 †	3,000	3,053
3.25%, 12/31/09 †	5,000	5,069
2.13%, 1/31/10	5,000	4,996
3.50%, 2/15/10 †	1,100	1,122
4.75%, 2/15/10	1,500	1,555
6.50%, 2/15/10 †	900	956
2.00%, 2/28/10 †	5,000	4,985
1.75%, 3/31/10 †	1,000	993
2.13%, 4/30/10 †	3,500	3,497
3.88%, 5/15/10 †	2,100	2,160
2.88%, 6/30/10	4,500	4,547
3.88%, 7/15/10 †	3,000	3,091
2.75%, 7/31/10	6,000	6,049
5.75%, 8/15/10	1,100	1,172
4.25%, 10/15/10 †	3,000	3,123
4.38%, 12/15/10	3,500	3,653
5.00%, 2/15/11 †	1,900	2,015
4.88%, 5/31/11	1,700	1,804
4.88%, 7/31/11 †	3,000	3,194
4.63%, 8/31/11	4,000	4,231
4.63%, 10/31/11 †	1,200	1,271
4.50%, 11/30/11 †	3,000	3,168
4.63%, 2/29/12 †	4,000	4,246
4.50%, 3/31/12	1,000	1,058
4.50%, 4/30/12 †	3,000	3,177
4.88%, 6/30/12 †	1,000	1,073
4.13%, 8/31/12 †	1,000	1,046
4.25%, 9/30/12 †	3,000	3,156
3.88%, 10/31/12 †	500	519
4.00%, 11/15/12 †	950	993
3.63%, 12/31/12 †	3,000	3,081
2.88%, 1/31/13 †	300	299
2.75%, 2/28/13 †	4,000	3,959
2.50%, 3/31/13	3,000	2,936
3.63%, 5/15/13 †	2,500	2,564
3.38%, 7/31/13	6,500	6,589
4.25%, 8/15/13 †	1,500	1,581
4.25%, 11/15/13 †	2,000	2,110
4.25%, 8/15/14 †	3,000	3,170
4.25%, 11/15/14 †	3,000	3,175
4.00%, 2/15/15 †	3,150	3,291
4.13%, 5/15/15 †	3,000	3,154
4.25%, 8/15/15	1,000	1,056
4.50%, 11/15/15 †	1,250	1,338
4.50%, 2/15/16 †	3,000	3,203
4.63%, 2/15/17 †	1,900	2,031
4.75%, 8/15/17 †	3,500	3,770
4.25%, 11/15/17 †	3,500	3,638
3.50%, 2/15/18 †	4,000	3,919
3.88%, 5/15/18 †	7,500	7,544

		146,886

Total U.S. Government Obligations
(Cost $185,410)		189,525

	NUMBER OF SHARES
INVESTMENT COMPANY - 39.7%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	76,331,427	76,331

Total Investment Company
(Cost $76,331)		76,331

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 2.2%
FHLB Discount Note,
1.47%, 9/2/08	$4,213	$4,213

Total Short-Term Investment
(Cost $4,213)		4,213

Total Investments - 140.5%
(Cost $265,954)		270,069
Liabilities less Other Assets - (40.5)%		(77,827)

NET ASSETS - 100.0%		$192,242

(1)	Investment in affiliated portfolio

(2)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$265,954

Gross tax appreciation of investments	$4,530
Gross tax depreciation of investments	(415)

Net tax appreciation of investments	$4,115

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$76,331	$—
Level 2	193,738	—
Level 3	—	—

Total	$270,069	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.9%
Agriculture - 0.3%
Philip Morris International, Inc.,
4.88%, 5/16/13	$100	$99
Banks - 0.8%
Bank of America Corp.,
5.65%, 5/1/18 †	180	166
8.00%, 12/29/49	95	85

		251

Beverages - 0.8%
Anheuser-Busch Cos., Inc.,
5.50%, 1/15/18 †	75	70
PepsiCo., Inc.,
4.65%, 2/15/13 †	185	190

		260

Chemicals - 0.5%
Praxair, Inc.,
5.25%, 11/15/14	165	164

Computers - 1.0%
Dell, Inc., (1) (2)
5.65%, 4/15/18 †	185	180
Hewlett-Packard Co.,
4.50%, 3/1/13	150	150

		330

Diversified Financial Services - 8.3%
American General Finance Corp.,
5.38%, 10/1/12	235	204
ANZ Capital Trust, (1) (2)
4.48%, 1/29/49	150	146
Bear Stearns (The) Cos., Inc.,
7.25%, 2/1/18	70	72
Citigroup, Inc.,
6.50%, 8/19/13	550	550
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	125	112
General Electric Capital Corp.,
5.63%, 9/15/17	150	147
5.63%, 5/1/18 †	125	121
Goldman Sachs Group (The), Inc.,
6.15%, 4/1/18	70	67
HSBC Finance Corp.,
5.25%, 1/15/14 †	270	263
International Lease Finance Corp.,
5.65%, 6/1/14	60	50
JPMorgan Chase & Co.,
5.75%, 1/2/13	300	300
7.90%, 4/29/49	40	36
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13 †	175	166
6.88%, 4/25/18	80	74
Morgan Stanley,
5.63%, 1/9/12	300	295
Power Receivable Finance LLC, (1) (2)
6.29%, 1/1/12	48	49

		2,652

Electric - 2.1%
Duke Energy Carolinas LLC,
5.10%, 4/15/18 †	135	132
Florida Power & Light Co.,
5.55%, 11/1/17 †	135	138
Florida Power Corp.,
5.65%, 6/15/18	145	148
Neveda Power Co.,
6.50%, 8/1/18	150	153
Public Service Electric & Gas,
4.00%, 11/1/08	95	95

		666

Food - 0.5%
General Mills, Inc.,
5.25%, 8/15/13 †	150	151

Healthcare - Services - 0.5%
UnitedHealth Group, Inc.,
4.88%, 3/15/15 †	185	171

Holding Companies - Diversified - 0.3%
Capmark Financial Group, Inc.,
6.30%, 5/10/17	150	88

Insurance - 0.8%
Berkshire Hathaway Finance Corp., (1) (2)
5.00%, 8/15/13	100	101
Protective Life Secured Trust,
4.85%, 8/16/10	165	166

		267

Media - 0.5%
Time Warner Cable, Inc.,
5.85%, 5/1/17 †	165	158

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.9% continued
Metal Fabricate/Hardware - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	$75	$75

Mining - 0.3%
Alcoa, Inc.,
6.00%, 7/15/13 †	95	95

Miscellaneous Manufacturing - 0.6%
General Electric Co.,
5.25%, 12/6/17	195	188

Oil & Gas - 2.5%
ConocoPhillips,
4.40%, 5/15/13	70	69
Devon Financing Corp. ULC,
6.88%, 9/30/11	125	133
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	330	338
XTO Energy, Inc.,
4.63%, 6/15/13	250	239

		779

Oil & Gas Services - 0.5%
Cameron International Corp.,
6.38%, 7/15/18	140	140

Pharmaceuticals - 1.3%
Abbott Laboratories,
5.60%, 11/30/17	170	173
GlaxoSmithKline Capital, Inc.,
4.85%, 5/15/13	140	141
Schering-Plough Corp.,
6.00%, 9/15/17 †	95	94

		408

Pipelines - 1.5%
Consolidated Natural Gas Co.,
5.00%, 3/1/14	275	267
Kinder Morgan Energy Partners LP,
6.00%, 2/1/17 †	125	124
Williams Cos., Inc.,
7.63%, 7/15/19 †	65	68

		459

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
5.88%, 3/15/16	50	35

Retail - 0.7%
Lowe’s Cos., Inc.,
5.60%, 9/15/12	140	145
Wal-Mart Stores, Inc.,
4.25%, 4/15/13 †	90	90

		235

Telecommunications - 1.8%
AT&T, Inc.,
5.50%, 2/1/18 †	60	58
5.60%, 5/15/18 †	130	127
Verizon Communications, Inc.,
6.10%, 4/15/18 †	160	160
Verizon New England, Inc.,
6.50%, 9/15/11	65	67
Verizon New Jersey, Inc.,
5.88%, 1/17/12	150	153

		565

Total Corporate Bonds
(Cost $8,431)		8,236
FOREIGN ISSUER BONDS - 3.8%
Beverages - 0.2%
Diageo Capital PLC,
5.20%, 1/30/13	70	71

Insurance - 1.0%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	100	95
Catlin Insurance Co. Ltd., (1) (2)
7.25%, 1/19/17	155	93
XL Capital Ltd.,
6.50%, 3/1/49	215	129

		317

Iron/Steel - 0.5%
ArcelorMittal, (1) (2)
5.38%, 6/1/13	180	177

Media - 0.2%
Thomson Reuters Corp.,
5.95%, 7/15/13	80	81

Mining - 0.7%
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13 †	210	212

Oil & Gas - 0.5%
Petro-Canada,
6.05%, 5/15/18	75	73

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 3.8% continued
Oil & Gas - 0.5% continued
Suncor Energy, Inc.,
6.10%, 6/1/18 †	$75	$74

		147

Telecommunications - 0.7%
Telefonos de Mexico S.A. de CV, (2)
4.75%, 1/27/10	210	211

Total Foreign Issuer Bonds
(Cost $1,364)		1,216
U.S. GOVERNMENT AGENCIES - 31.1% (3)
Fannie Mae - 20.8%
3.88%, 12/10/09	2,000	2,022
2.38%, 5/20/10	625	617
3.63%, 8/15/11	637	639
3.25%, 4/9/13	550	534
3.88%, 7/12/13	350	348
Pool #918884, (4)
6.00%, 4/1/37	918	934
Pool TBA, (4)
6.00%, 12/31/34	1,499	1,514

		6,608

Federal Home Loan Bank - 4.2%
3.38%, 8/13/10	635	638
2.63%, 5/20/11	370	362
3.63%, 5/29/13	350	345

		1,345

Freddie Mac - 6.1%
3.25%, 7/16/10	540	541
4.63%, 10/25/12	700	720
4.75%, 1/19/16	672	687

		1,948

Total U.S. Government Agencies
(Cost $9,867)		9,901
U.S. GOVERNMENT OBLIGATIONS - 39.3%
U.S. Treasury Notes - 39.3%
2.88%, 6/30/10 †	1,124	1,136
2.38%, 8/31/10	6,382	6,383
3.38%, 6/30/13 †	361	366
5.13%, 5/15/16 †	3,760	4,162
4.00%, 8/15/18 †	461	468

		12,515

Total U.S. Government Obligations
(Cost $12,496)		12,515

	NUMBER OF SHARES
INVESTMENT COMPANY - 23.3%
Northern Institutional Funds - Liquid Assets Portfolio (5)(6)	7,435,784	7,436

Total Investment Company
(Cost $7,436)		7,436

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 48.2%
Deutsche Bank AG, Grand Cayman, Eurodollar Time Deposit,
1.94%, 9/2/08	$5,740	5,740
FHLB Discount Note,
1.47%, 9/2/08	9,481	9,481
U. S. Treasury Bill,
1.86%, 11/20/08	150	149
Total Short-Term Investments

(Cost $15,370)		15,370
Total Investments - 171.6%
(Cost $54,964)		54,674
Liabilities less Other Assets - (71.6)%		(22,808)

NET ASSETS - 100.0%		$31,866

FIXED INCOME PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

(1)	Restricted security that has been deemed illiquid. At August 31, 2008, the value of these restricted illiquid securities amounted to approximately $746,000 or 2.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$146
ArcelorMittal, 5.38%, 6/1/13	6/11/08	178
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13	7/30/08	100
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	153
Dell, Inc., 5.65%, 4/15/18	4/14/08	185
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03-8/24/07	47

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	When-Issued Security

(5)	Investment in affiliated portfolio.

(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$54,964

Gross tax appreciation of investments	$133
Gross tax depreciation of investments	(423)

Net tax depreciation of investments	$(290)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$7,436	$—
Level 2	47,238	—
Level 3	—	—
Total	$54,674	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1%
Auto Manufacturers - 1.8%
Daimler Finance North America LLC,
7.20%, 9/1/09 †	$2,230	$2,283

Banks - 1.7%
National City Corp.,
5.75%, 2/1/09 †	2,200	2,136

Diversified Financial Services - 8.8%
Allstate Life Global Funding Trusts,
4.50%, 5/29/09 †	2,395	2,398
ANZ Capital Trust, (1) (2)
4.48%, 1/29/49	900	876
Associates Corp. of N.A.,
6.25%, 11/1/08	950	954
Capital One Bank USA N.A.,
4.25%, 12/1/08 †	930	927
General Electric Capital Corp.,
6.00%, 6/15/12 †	1,450	1,505
International Lease Finance Corp.,
5.75%, 6/15/11 †	970	887
John Deere Capital Corp.,
4.88%, 3/16/09	1,125	1,135
JPMorgan Chase & Co.,
4.85%, 6/16/11 †	1,325	1,334
National Rural Utilities Cooperative Finance Corp.,
5.75%, 11/1/08 †	1,150	1,154

		11,170

Electric - 0.7%
Public Service Electric & Gas,
4.00%, 11/1/08	880	880

Media - 0.7%
Time Warner, Inc.,
6.75%, 4/15/11 †	855	875

Pipelines - 0.4%
Spectra Energy Capital LLC,
4.37%, 3/1/09	500	499

Retail - 2.5%
CVS Caremark Corp.,
4.00%, 9/15/09	1,300	1,291
Target Corp.,
5.38%, 6/15/09 †	1,800	1,832

		3,123

Savings & Loans - 1.2%
Washington Mutual, Inc.,
4.00%, 1/15/09 †	1,770	1,597

Software - 0.6%
Oracle Corp.,
5.00%, 1/15/11 †	720	738

Telecommunications - 2.7%
AT&T, Inc.,
6.25%, 3/15/11 †	1,440	1,495
Verizon Communications, Inc.,
5.35%, 2/15/11 †	1,440	1,483
Verizon New Jersey, Inc.,
5.88%, 1/17/12 †	400	407

		3,385

Total Corporate Bonds
(Cost $26,988)		26,686
FOREIGN ISSUER BONDS - 1.8%
Oil & Gas - 1.1%
Conoco Funding Co.,
6.35%, 10/15/11 †	1,260	1,343

Telecommunications - 0.7%
Telefonos de Mexico SAB de CV,
4.75%, 1/27/10 †	885	890

Total Foreign Issuer Bonds
(Cost $2,227)		2,233
U.S. GOVERNMENT AGENCIES - 41.6% (3)
Fannie Mae - 18.8%
2.50%, 4/9/10	4,845	4,801
2.38%, 5/20/10	2,450	2,421
3.25%, 8/12/10	3,850	3,857
3.63%, 8/15/11	2,684	2,690
Pool #555649,
7.50%, 10/1/32	140	151
Pool #869217,
5.45%, 2/1/36	1,881	1,918
Pool #893082,
5.83%, 9/1/36	1,365	1,394
Pool TBA, (4)
6.50%, 9/1/32	3,800	3,908

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 41.6%(3) continued
Fannie Mae - 18.8% continued
6.00%, 12/31/34	$2,600	$2,625

		23,765

Federal Farm Credit Bank - 2.2%
2.63%, 4/21/11	2,848	2,790

Federal Home Loan Bank - 10.0%
5.38%, 7/17/09	3,100	3,163
2.75%, 6/18/10	3,400	3,379
2.63%, 5/20/11	3,750	3,672
3.38%, 6/24/11	2,385	2,368

		12,582

Freddie Mac - 9.2%
6.63%, 9/15/09	3,344	3,465
4.00%, 12/15/09	3,510	3,551
2.88%, 6/28/10	1,940	1,931
3.25%, 7/16/10	2,705	2,711

		11,658

Freddie Mac Non Gold - 1.4%
Pool #1B3617
5.94%, 10/1/37	1,775	1,813

Total U.S. Government Agencies
(Cost $52,721)		52,608
U.S. GOVERNMENT OBLIGATIONS - 29.7%
U.S. Treasury Notes - 29.7%
4.00%, 8/31/09 †	—	—
2.88%, 6/30/10	10,782	10,896
2.38%, 8/31/10	12,457	12,459
4.25%, 1/15/11	11,400	11,892
4.88%, 5/31/11 †	2,176	2,310

		37,557

Total U.S. Government Obligations
(Cost $37,421)		37,557

	NUMBER OF SHARES
INVESTMENT COMPANY - 36.4%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	45,942,129	45,942

Total Investment Company
(Cost $45,942)		45,942

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS -18.3%
Deutsche Bank AG, Grand Cayman, Eurodollar Time Deposit,
1.94%, 9/2/08	$19,505	19,505
FHLB Discount Note,
1.47%, 9/2/08	2,921	2,921
United States Treasury Bill,
1.87%, 11/20/08	650	648

Total Short-Term Investments
(Cost $23,073)		23,074

Total Investments - 148.9%
(Cost $188,372)		188,100
Liabilities less Other Assets - (48.9)%		(61,785)

NET ASSETS - 100.0%		$126,315

(1)	Restricted security that has been deemed illiquid. At August 31, 2008, the value of these restricted illiquid securities amounted to approximately $876,000 or 0.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$874

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	When-Issued Security

(5)	Investment in affiliated portfolio

(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued	AUGUST 31, 2008 (UNAUDITED)

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$188,372

Gross tax appreciation of investments	$383
Gross tax depreciation of investments	(655)

Net tax depreciation of investments	$(272)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$45,942	$—
Level 2	142,158	—
Level 3	—	—

Total	$188,100	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7%(1)
Fannie Mae - 10.5%
5.13%, 7/13/09	$870	$885
3.63%, 8/15/11	1,250	1,253
6.13%, 3/15/12	825	889
Pool #555649,
7.50%, 10/1/32	101	109
Pool #869217,
5.45%, 2/1/36	1,392	1,419
Pool #893082,
5.83%, 9/1/36	514	525
Pool #968158,
6.50%, 1/1/38	474	488
Pool TBA, (2)
6.00%, 12/31/34	1,500	1,514

		7,082

Federal Farm Credit Bank - 2.7%
2.63%, 4/21/11	448	439
3.88%, 8/25/11	1,335	1,347

		1,786

Federal Home Loan Bank - 10.2%
5.00%, 12/11/09	1,500	1,536
2.75%, 6/18/10	2,000	1,988
5.20%, 9/10/10	2,000	2,001
3.38%, 6/24/11	665	660
4.00%, 9/6/13	700	700

		6,885

Freddie Mac - 10.3%
2.88%, 6/28/10	665	662
3.25%, 7/16/10	2,000	2,004
5.60%, 9/26/13	425	426
Pool #410092,
5.15%, 11/1/24	8	8
Pool #1J0365,
5.93%, 4/1/37	963	981
Pool #1J2840,
5.97%, 9/1/37	1,390	1,420
Series 2944, Class WD,
5.50%, 11/15/28	1,415	1,444

		6,945

Total U.S. Government Agencies
(Cost $22,641)		22,698
U.S. GOVERNMENT OBLIGATIONS - 60.4%
U.S. Treasury Notes - 60.4%
2.88%, 6/30/10 †	2,717	2,746
2.38%, 8/31/10	12,655	12,657
4.25%, 1/15/11 †	5,300	5,529
4.88%, 5/31/11 †	2,150	2,282
4.63%, 12/31/11 †	2,661	2,820
3.13%, 8/31/13	14,648	14,667

		40,701

Total U.S. Government Obligations
(Cost $40,805)		40,701

	NUMBER OF SHARES
INVESTMENT COMPANY - 16.9%
Northern Institutional Funds - Liquid Assets Portfolio (3) (4)	11,386,449	11,386

Total Investment Company
(Cost $11,386)		11,386

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 48.3%
FHLB Discount Note,
1.47%, 9/2/08	$32,224	32,223
U. S. Treasury Bill,
1.86%, 11/20/08	325	324

Total Short-Term Investments
(Cost $32,547)		32,547

Total Investments - 159.3%
(Cost $107,379)		107,332
Liabilities less Other Assets - (59.3)%		(39,965)

NET ASSETS - 100.0%		$67,367

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	When-Issued Security

(3)	Investment in affiliated portfolio

(4)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$107,379

Gross tax appreciation of investments	$145
Gross tax depreciation of investments	(192)

Net tax depreciation of investments	$(47)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$11,386	$—
Level 2	95,946	—
Level 3	—	—

Total	$107,332	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0%
Australia - 2.5%
Cochlear Ltd. †	36,250	$1,696
Telstra Corp. Ltd.	858,593	3,189

		4,885

Canada - 1.7%
Bombardier, Inc., Class B	423,800	3,289

China - 0.8%
Bank of China Ltd., Class H †	3,353,000	1,445

Finland - 0.9%
UPM-Kymmene OYJ	105,457	1,804

France - 12.6%
Accor S.A. †	26,541	1,755
Air Liquide	27,291	3,319
BNP Paribas	28,042	2,530
Cap Gemini S.A.	51,885	3,067
LVMH Moet Hennessy Louis Vuitton S.A.	33,301	3,540
Societe Generale	40,658	3,944
Thales S.A.	62,193	3,511
Total S.A.	38,123	2,740

		24,406

Germany - 15.4%
Allianz S.E. (Registered)	23,194	3,873
Bayer A.G.	46,281	3,666
Deutsche Bank A.G. (Registered) †	25,920	2,215
Deutsche Telekom A.G. (Registered)	241,196	3,998
E.ON A.G.	59,785	3,492
GEA Group A.G.	47,014	1,481
Linde A.G.	24,401	3,073
Merck KGaA	26,371	3,023
Metro A.G.	21,139	1,179
SAP A.G.	66,421	3,719

		29,719

Greece - 0.8%
National Bank of Greece S.A.	34,833	1,551

Italy - 4.1%
ENI S.p.A.	89,652	2,918
Lottomatica S.p.A. †	51,339	1,581
Unicredit S.p.A. (Milan Exchange)	629,824	3,409

		7,908

Japan - 16.2%
Chiyoda Corp. †	171,000	1,422
East Japan Railway Co.	475	3,781
Kawasaki Heavy Industries Ltd.	543,000	1,201
Kinden Corp.	173,000	1,650
Kirin Holdings Co. Ltd.	186,000	2,795
Kubota Corp.	239,000	1,666
Mitsubishi Estate Co. Ltd.	139,000	3,083
Shin-Etsu Chemical Co. Ltd.	49,000	2,735
Shiseido Co. Ltd.	142,000	3,327
Sony Corp.	89,000	3,409
Sumitomo Metal Mining Co. Ltd.	113,000	1,446
Toyota Motor Corp.	107,400	4,816

		31,331

Netherlands - 4.2%
Qiagen N.V. * †	81,758	1,729
Royal Dutch Shell PLC, Class B (London Exchange)	184,068	6,333

		8,062

Singapore - 1.2%
CapitaLand Ltd.	789,000	2,414

Spain - 2.4%
Telefonica S.A.	186,971	4,624

Sweden - 2.0%
Telefonaktiebolaget LM Ericsson, Class B	336,800	3,845

Switzerland - 9.8%
ABB Ltd. (Registered) *	98,860	2,422
Julius Baer Holding A.G. (Registered)	29,256	1,782
Nestle S.A. (Registered)	104,945	4,623
Roche Holding A.G. (Genusschein)	29,752	5,014
Swiss Life Holding (Registered) *	7,778	1,415
Syngenta A.G. (Registered)	13,363	3,586

		18,842

United Kingdom - 20.4%
Autonomy Corp. PLC *	83,875	1,752
BAE Systems PLC	402,360	3,511
BHP Billiton PLC	152,769	4,780
BP PLC	288,007	2,767
British Energy Group PLC	133,025	1,781
Diageo PLC	198,204	3,665
HSBC Holdings PLC	99,449	1,566
ITV PLC	1,695,579	1,381
Kingfisher PLC	816,420	1,970
Lonmin PLC	27,365	1,730
Prudential PLC	299,605	2,992
Smith & Nephew PLC	150,886	1,816
Standard Chartered PLC	54,127	1,471
Vodafone Group PLC	1,966,670	5,033

EQUITY PORTFOLIOS     1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
United Kingdom - 20.4% continued
WPP Group PLC	327,846	$3,199

		39,414

Total Common Stocks
(Cost $193,445)(1)		183,539
INVESTMENT COMPANY - 4.5%
Northern Institutional Funds - Liquid Assets Portfolio (2)(3)	8,610,168	8,610

Total Investment Company
(Cost $8,610)		8,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 0.2%
Skandinaviska Enskildaban, Sweden, Eurodollar Time Deposit, 2.03%, 9/2/08	$315	315

Total Short-Term Investment
(Cost $315)		315
Total Investments - 99.7%
(Cost $202,370)		192,464
Other Assets less Liabilities - 0.3%		574

NET ASSETS - 100.0%		$193,038

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.

(2)	Investment relates to cash collateral received from portfolio securities loaned.

(3)	Investment in affiliated portfolio.

*	Non-Income Producing Security

†	Security is either wholly or parially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$202,370

Gross tax appreciation of investments	$9,242
Gross tax depreciation of investments	(19,148)

Net tax depreciation of investments	$(9,906)

At August 31, 2008, the industry sectors for the International Growth Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	8.5
Energy	8.0
Financials	18.4
Health Care	9.2
Industrials	13.1
Information Technology	6.7
Materials	12.2
Telecommunication Services	9.2
Utilities	2.9

Total	100.0%

At August 31, 2008, the International Growth Equity Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	39.1%
British Pound	24.9
Japanese Yen	17.1
Swiss Franc	10.3
All other currencies less than 5%	8.6

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$11,899	$—
Level 2	180,565	—
Level 3	—	—

Total	$192,464	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Australia - 6.3%
AGL Energy Ltd. †	3,526	$46
Alumina Ltd. †	8,979	30
Amcor Ltd.	7,167	34
AMP Ltd.	15,942	94
Aristocrat Leisure Ltd. †	2,790	14
Asciano Group †	4,117	17
ASX Ltd.	1,478	44
Australia & New Zealand Banking Group Ltd. †	18,118	255
AXA Asia Pacific Holdings Ltd.	6,932	31
Babcock & Brown Ltd. †	1,852	4
Bendigo Bank Ltd. †	2,183	21
BHP Billiton Ltd.	31,509	1,109
Billabong International Ltd. †	1,509	16
BlueScope Steel Ltd.	6,054	48
Boart Longyear Group	11,537	19
Boral Ltd. †	4,730	26
Brambles Ltd. †	12,252	80
Caltex Australia Ltd. †	1,074	12
CFS Retail Property Trust †	14,633	27
Coca-Cola Amatil Ltd.	4,344	32
Cochlear Ltd.	437	20
Commonwealth Bank of Australia	12,472	449
Computershare Ltd.	4,051	31
Crown Ltd.	3,553	28
CSL Ltd.	5,570	194
CSR Ltd. †	8,705	20
Dexus Property Group	25,589	32
Fairfax Media Ltd. †	9,705	23
Fortescue Metals Group Ltd. * †	11,066	72
Foster’s Group Ltd.	16,629	80
Goodman Fielder Ltd.	9,902	12
Goodman Group †	11,663	31
GPT Group †	19,351	29
Harvey Norman Holdings Ltd.	4,700	15
Incitec Pivot Ltd. *	548	74
Insurance Australia Group Ltd. †	17,519	59
Leighton Holdings Ltd. †	1,228	48
Lend Lease Corp. Ltd.	2,864	24
Lion Nathan Ltd.	2,500	19
Macquarie Airports	6,369	17
Macquarie Group Ltd. †	2,460	91
Macquarie Infrastructure Group †	21,114	39
Macquarie Office Trust †	16,842	15
Metcash Ltd.	4,400	15
Mirvac Group	8,691	22
National Australia Bank Ltd.	15,041	312
Newcrest Mining Ltd.	3,941	93
OneSteel Ltd.	6,767	40
Orica Ltd.	3,003	64
Origin Energy Ltd.	7,919	110
OZ Minerals Ltd. *	24,791	37
Paladin Resources Ltd. * †	3,716	18
Perpetual Ltd. †	295	11
Qantas Airways Ltd.	7,735	22
QBE Insurance Group Ltd.	8,255	169
Rio Tinto Ltd. †	2,692	290
Santos Ltd.	5,308	91
Sims Group Ltd.	1,169	34
Sonic Healthcare Ltd.	2,265	28
State George Bank Ltd. †	5,100	131
Stockland †	12,526	56
Suncorp-Metway Ltd. †	8,423	82
TABCORP Holdings Ltd.	4,625	34
Tatts Group Ltd. †	8,554	19
Telstra Corp. Ltd.	40,580	151
Toll Holdings Ltd. †	4,388	26
Transurban Group †	11,194	52
Virgin Blue Holdings Ltd. †	4,388	2
Wesfarmers Ltd. - PPS	1,001	27
Wesfarmers Ltd. †	5,887	154
Westfield Group	16,297	239
Westpac Banking Corp. †	17,420	347
Woodside Petroleum Ltd.	4,482	240
Woolworths Ltd.	11,281	271
WorleyParsons Ltd.	1,330	42

		6,610

Austria - 0.5%
Andritz A.G. †	360	22
Atrium European Ltd. *	2,380	24
Erste Bank der Oesterreichischen Sparkassen A.G. †	1,656	100
Immoeast Immobilien Anlagen A.G. *	3,310	21
Immofinanz Immobilien Anlagen A.G.	3,559	32
Oesterreichische Elektrizitaetswirtschafts A.G. (Verbund), Class A	690	52
OMV A.G.	1,570	101
Raiffeisen International Bank Holding A.G. †	430	47
Strabag SE	410	26

EQUITY PORTFOLIOS     1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2 % continued
Austria - 0.5% continued
Telekom Austria A.G. †	2,906	$63
Vienna Insurance	300	19
Voestalpine A.G.	972	53
Wienerberger A.G. †	577	15

		575

Belgium - 1.0%
Belgacom S.A.	1,454	58
Colruyt S.A.	132	36
Delhaize Group	869	56
Dexia †	4,421	63
Fortis	20,796	289
Groupe Bruxelles Lambert S.A.	726	76
InBev N.V.	1,763	122
KBC Ancora	236	17
KBC Groep N.V.	1,498	143
Mobistar S.A.	217	16
Nationale A Portefeuille	300	22
Solvay S.A., Class A	505	62
UCB S.A.	875	34
Umicore *	985	43

		1,037

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	5	56
A.P. Moller - Maersk A/S, Class B	10	112
Carlsberg A/S, Class B	773	69
Coloplast A/S, Class B	224	16
Danisco A/S	335	22
Danske Bank A/S	3,969	112
DSV A/S	1,603	31
FLSmidth & Co. A/S	423	34
Jyske Bank A/S (Registered) *	468	26
Novo-Nordisk A/S, Class B	4,272	237
Novozymes A/S, Class B †	367	37
Rockwool International A/S †	61	6
Sydbank A/S	501	16
Topdanmark A/S *	140	21
TrygVesta A/S †	211	14
Vestas Wind Systems A/S *	1,723	234
William Demant Holding A/S * †	201	10

		1,053

Finland - 1.6%
Cargotec Corp., Class B	303	9
Elisa OYJ	1,189	25
Fortum OYJ	4,098	168
Kesko OYJ, Class B	452	14
Kone OYJ, Class B	1,557	48
Metso OYJ	1,014	40
Neste Oil OYJ	1,020	24
Nokia OYJ	35,427	891
Nokian Renkaat OYJ	718	26
Orion OYJ, Class B	600	11
Outokumpu OYJ	1,300	31
Pohjola Bank PLC	700	11
Rautaruukki OYJ	668	23
Sampo OYJ, Class A	4,072	102
Sanoma-WSOY OYJ †	771	15
Stora Enso OYJ (Registered) †	4,620	46
UPM-Kymmene OYJ	5,227	90
Wartsila OYJ, Class B	756	44
YIT OYJ	1,190	19

		1,637

France - 10.7%
Accor S.A. †	1,867	123
ADP †	213	19
Air France-KLM	964	23
Air Liquide	2,312	281
Alcatel-Lucent *	22,103	134
Alstom	1,977	201
ArcelorMittal	8,062	635
Atos Origin S.A. †	660	36
AXA S.A.	14,351	460
BNP Paribas	7,532	680
Bouygues	2,325	140
Bureau Veritas	301	17
Cap Gemini S.A.	1,229	73
Carrefour S.A. †	5,904	311
Casino Guichard Perrachon S.A. †	346	34
Christian Dior S.A.	442	47
Cie de Saint-Gobain	2,630	161
Cie Generale d’Optique Essilor International S.A. †	1,793	95
CNP Assurances	305	37
Compagnie Generale de Geophysique-Veritas * †	1,091	45
Credit Agricole S.A.	8,070	172
Dassault Systemes S.A. †	458	28
Eiffage S.A. †	286	19
Electricite de France †	1,824	156
Eramet †	41	22
Eurazeo	198	20

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2 % continued
France - 10.7% continued
Eutelsat Communications *	653	$18
France Telecom S.A. †	16,951	500
GDF Suez	10,602	611
GDF Suez (VVPR) *	1,323	—
Gecina S.A.	85	11
Groupe Danone	4,028	280
Hermes International †	622	88
ICADE	154	14
Imerys S.A. †	252	16
JC Decaux S.A. †	548	12
Klepierre †	572	23
L’Oreal S.A. †	2,279	226
Lafarge S.A. †	1,374	166
Lagardere S.C.A.	1,088	61
Legrand S.A.	714	18
LVMH Moet Hennessy Louis Vuitton S.A.	2,285	243
M6-Metropole Television †	708	16
Michelin Compagnie Generale des Establissements, Class B	1,263	82
Natixis †	3,438	29
Neopost S.A.	256	27
PagesJaunes Groupe S.A. †	1,084	16
Pernod-Ricard †	1,491	139
Peugeot S.A.	1,196	57
PPR †	730	85
Publicis Groupe	1,106	37
Renault S.A.	1,738	145
Safran S.A. †	1,596	28
Sanofi-Aventis	9,751	692
Schneider Electric S.A.	2,060	207
SCOR SE *	1,190	27
SES S.A.	2,564	62
Societe BIC S.A. †	278	17
Societe Generale	4,331	420
Societe Television Francaise 1 †	937	16
Sodexho Alliance	759	51
Suez Environnement S.A. *	2,342	67
Technip S.A.	971	80
Thales S.A.	705	40
Total S.A.	20,289	1,458
Unibail-Rodamco	766	160
Valeo S.A. †	654	23
Vallourec	480	134
Veolia Environment	3,404	183
Vinci S.A.	3,865	220
Vivendi	10,821	418
Wendel †	215	24
Zodiac S.A. †	413	21

		11,237

Germany - 8.7%
Adidas A.G.	1,779	104
Allianz SE (Registered)	4,253	710
Arcandor A.G. *	651	5
BASF SE	8,774	506
Bayer A.G.	7,087	561
Bayerische Motoren Werke A.G.	3,014	123
Beiersdorf A.G.	701	41
Bilfinger Berger A.G.	376	27
Celesio A.G.	676	26
Commerzbank A.G.	5,829	172
Continental A.G. †	1,438	156
Daimler Chrysler A.G. (Registered)	8,048	470
Deutsche Bank A.G. (Registered) †	4,677	400
Deutsche Boerse A.G.	1,829	174
Deutsche Lufthansa A.G. (Registered)	1,821	39
Deutsche Post A.G. (Registered)	7,623	178
Deutsche Postbank A.G. †	652	43
Deutsche Telekom A.G. (Registered)	26,310	436
E.ON A.G.	17,858	1,043
Fraport A.G. Frankfurt Airport Services Worldwide †	278	18
Fresenius Medical Care A.G. & Co. KGaA	1,700	91
Fresenius A.G.	206	17
GEA Group A.G.	1,444	46
Hamburger Hafen †	190	12
Hannover Rueckversicherung A.G.	469	20
HeidelbergCement A.G. †	198	22
HeidelbergCement A.G. (VVPR) * (1)	83	—
Henkel KGaA	1,138	40
Hochtief A.G.	334	28
Hypo Real Estate Holding	1,955	48
Infineon Technologies A.G. *	6,766	58
IVG Immobilien A.G.	872	16
K&S A.G.	1,395	169
Linde A.G.	1,245	157
MAN A.G.	1,011	99
Merck KGaA	540	62
Metro A.G.	980	55
Muenchener Rueckversicherungs A.G. (Registered)	1,925	300

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2 % continued
Germany - 8.7% continued
Puma A.G. Rudolf Dassler Sport A.G. †	64	$20
Q-Cells A.G. * †	492	49
Rheinmetall A.G.	286	18
RWE A.G.	4,128	445
Salzgitter A.G.	327	50
SAP A.G.	8,095	453
Siemens A.G. (Registered)	8,161	888
Solarworld A.G.	680	36
ThyssenKrupp A.G.	3,365	168
TUI A.G. †	1,697	34
United Internet A.G. (Registered)	960	14
Volkswagen A.G. †	1,353	404
Wacker Chemie A.G.	123	23

		9,074

Greece - 0.6%
Alpha Bank A.E.	3,569	91
Coca-Cola Hellenic Bottling Co. S.A.	1,380	34
EFG Eurobank Ergasias S.A.	2,638	53
Hellenic Petroleum S.A.	1,222	15
Hellenic Telecommunications Organization S.A.	2,560	55
Marfin Investment Group S.A. *	5,160	33
National Bank of Greece S.A.	4,663	208
OPAP S.A.	2,034	71
Piraeus Bank S.A.	2,690	72
Public Power Corp. S.A.	713	18
Titan Cement Co. S.A.	469	17

		667

Hong Kong - 2.1%
ASM Pacific Technology	2,000	14
Bank of East Asia Ltd.	12,599	50
BOC Hong Kong Holdings Ltd.	33,500	75
C C Land Holdings Ltd. †	9,000	4
Cathay Pacific Airways Ltd.	9,000	17
Cheung Kong Holdings Ltd.	13,000	185
Cheung Kong Infrastructure Holdings Ltd.	4,000	17
Chinese Estates Holdings Ltd. *	8,000	11
CITIC International Financial Holdings Ltd. * †	16,000	13
CLP Holdings Ltd.	19,194	156
Esprit Holdings Ltd. †	10,000	83
Foxconn International Holdings Ltd. * †	17,000	13
Hang Lung Group Ltd.	7,000	30
Hang Lung Properties Ltd.	17,000	54
Hang Seng Bank Ltd. †	6,900	136
Henderson Land Development Co. Ltd.	10,045	61
Hong Kong & China Gas Co. Ltd.	36,913	83
Hong Kong Aircraft Engineerg †	400	4
Hong Kong Electric Holdings Ltd.	13,000	82
Hong Kong Exchanges and Clearing Ltd.	9,500	123
Hopewell Holdings Ltd.	5,000	19
Hutchison Telecommunications International Ltd. *	16,000	20
Hutchison Whampoa Ltd.	19,500	181
Hysan Development Co. Ltd. †	5,281	14
Kerry Properties Ltd. †	6,093	29
Kingboard Chemicals Holdings Ltd.	4,000	18
Lee & Man Paper	4,000	4
Li & Fung Ltd.	18,620	57
Lifestyle International Holdings Ltd. *	6,000	8
Link REIT (The)	17,000	40
Mongolia Energy Co. Ltd. *	28,000	26
MTR Corp.	10,985	35
New World Development Ltd.	19,169	29
Noble Group Ltd. †	10,800	15
NWS Holdings Ltd.	4,000	9
Orient Overseas International Ltd.	2,000	7
Pacific Basin Ship	14,000	19
PCCW Ltd.	40,364	25
Shangri-La Asia Ltd.	9,172	18
Shun TAK Holdings Ltd.	10,000	6
Sino Land Co.	15,408	27
Sun Hung Kai Properties Ltd.	13,172	180
Swire Pacific Ltd., Class A	7,500	75
Television Broadcasts Ltd.	3,000	17
Wharf Holdings Ltd.	11,250	41
Wheelock & Co. Ltd.	8,000	19
Wing Hang Bank Ltd.	1,000	11
Wing Lung Bank †	700	13
Yue Yuen Industrial Holdings Ltd.	4,000	11

		2,184

Ireland - 0.5%
Allied Irish Banks PLC	7,595	97
Anglo Irish Bank Corp. PLC (Dublin Exchange) †	6,354	55
Bank of Ireland - Dublin †	6,996	56
Bank of Ireland - London †	1,554	12
CRH PLC - Dublin	3,759	99
CRH PLC - London	949	25
Elan Corp. PLC *	4,122	57
Experian Group Ltd.	9,567	72
Kerry Group PLC, Class A	1,103	30

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2 % continued
Ireland - 0.5% continued
Ryanair Holdings PLC *	3,150	$12

		515

Italy - 3.6%
AEM S.p.A. †	10,311	32
Alleanza Assicurazioni S.p.A.	3,366	32
Assicurazioni Generali S.p.A. †	9,792	326
Atlantia S.p.A.	2,188	58
Autogrill S.p.A.	1,000	12
Banca Carige S.p.A. †	5,691	19
Banca Monte dei Paschi di Siena S.p.A. †	21,664	57
Banca Popolare di Milano Scrl	3,301	33
Banco Popolare Scarl	5,960	114
Bulgari S.p.A. †	1,672	17
Enel S.p.A.	40,091	369
ENI S.p.A.	24,081	784
Fiat S.p.A. †	6,146	95
Finmeccanica S.p.A.	2,750	74
Fondiaria-Sai S.p.A.	472	13
IFIL - Investments S.p.A.	1,576	10
Intesa Sanpaolo S.p.A.	71,306	383
Intesa Sanpaolo S.p.A. (RNC)	7,416	36
Italcementi S.p.A. †	723	10
Italcementi S.p.A.- (RNC)	829	10
Lottomatica S.p.A.	653	20
Luxottica Group S.p.A. †	1,098	28
Mediaset S.p.A.	6,106	44
Mediobanca S.p.A.	4,668	66
Mediolanum S.p.A. †	2,000	9
Parmalat S.p.A.	12,406	34
Pirelli & C. S.p.A. †	19,728	13
Prysmian S.p.A.	1,205	30
Saipem S.p.A.	2,225	88
Snam Rete Gas S.p.A.	7,000	44
Telecom Italia S.p.A. †	90,023	146
Telecom Italia S.p.A. (RNC)	53,741	69
Terna S.p.A.	9,544	38
UniCredito Italiano S.p.A. (Milan Exchange)	104,937	568
Unione di Banche Italiane SCPA	5,259	118
Unipol Gruppo Finanziario S.p.A.	5,252	13

		3,812

Japan - 21.1%
77 Bank (The) Ltd.	3,000	17
Acom Co. Ltd.	760	21
Advantest Corp. †	1,300	27
Aeon Co. Ltd.	5,600	64
Aeon Credit Service Co. Ltd.	900	10
Aeon Mall Co. Ltd.	500	14
Aiful Corp. †	1,000	8
Aioi Insurance Co. Ltd.	2,000	10
Aisin Seiki Co. Ltd.	1,900	50
Ajinomoto Co., Inc.	7,000	64
Alfresa Holdings Corp.	300	20
All Nippon Airways Co. Ltd.	5,000	19
Alps Electric Co. Ltd. †	1,000	9
Amada Co. Ltd.	3,000	18
Aozora Bank Ltd.	4,000	8
Asahi Breweries Ltd.	3,300	61
Asahi Glass Co. Ltd.	10,000	107
Asahi Kasei Corp.	12,000	56
Asics Corp.	1,000	9
Astellas Pharma, Inc.	4,700	212
Bank of Kyoto (The) Ltd. †	3,000	31
Bank of Yokohama (The) Ltd.	12,000	64
Benesse Corp.	700	31
Bridgestone Corp.	5,700	96
Brother Industries Ltd.	2,000	22
Canon Marketing Japan, Inc.	1,000	16
Canon, Inc.	10,000	448
Casio Computer Co. Ltd.	1,900	21
Central Japan Railway Co.	15	156
Chiba Bank (The) Ltd.	7,000	38
Chubu Electric Power Co., Inc.	6,400	153
Chugai Pharmaceutical Co. Ltd.	1,800	30
Chugoku Bank (The) Ltd.	1,000	13
Chugoku Electric Power Co. Inc. (The)	2,700	61
Chuo Mitsui Trust Holdings, Inc. *	9,000	49
Citizen Holdings Co. Ltd. †	2,700	19
Coca-Cola West Holdings Co. Ltd.	600	14
Cosmo Oil Co. Ltd.	4,000	12
Credit Saison Co. Ltd.	1,300	26
CSK Holding Corp. †	500	8
Dai Nippon Printing Co. Ltd.	6,000	85
Daicel Chemical Industries Ltd.	3,000	15
Daido Steel Co. Ltd.	2,000	11
Daihatsu Motor Co. Ltd.	2,000	25
Daiichi Sankyo Co. Ltd.	6,600	199
Daikin Industries Ltd.	2,400	81
Daito Trust Construction Co. Ltd.	600	25

EQUITY PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2 % continued
Japan - 21.1% continued
Daiwa House Industry Co. Ltd.	5,000	$49
Daiwa Securities Group, Inc.	13,000	100
Dena Co. Ltd. †	2	10
Denki Kagaku Kogyo Kabushki Kaisha	3,000	8
Denso Corp.	4,400	114
Dentsu, Inc. †	21	42
DIC Corp.	5,000	11
Dowa Mining Co. Ltd.	2,000	11
East Japan Railway Co.	32	255
Eisai Co. Ltd.	2,400	96
Electric Power Development Co.	1,300	48
Elpida Memory, Inc. *	700	15
FamilyMart Co. Ltd.	400	16
Fanuc Ltd.	1,800	134
Fast Retailing Co. Ltd. †	500	50
Fuji Electric Holdings Co. Ltd.	6,000	14
Fuji Heavy Industries Ltd.	4,000	23
Fuji Television Network, Inc.	4	6
FUJIFILM Holdings Corp.	4,700	129
Fujitsu Ltd.	17,000	117
Fukuoka Financial Group, Inc.	6,000	21
Furukawa Electric (The) Co. Ltd.	6,000	31
Gunma Bank (The) Ltd.	3,000	17
Hachijuni Bank (The) Ltd.	2,872	17
Hakuhodo DY Holdings, Inc.	80	4
Hankyu Hanshin Holdings, Inc.	10,000	44
Haseko Corp.	9,000	9
Hikari Tsushin, Inc. †	300	8
Hino Motors Ltd.	2,000	10
Hirose Electric Co. Ltd.	300	29
Hiroshima Bank (The) Ltd.	3,000	11
Hisamitsu Pharmaceutical Co., Inc.	400	18
Hitachi Chemical Co. Ltd.	700	13
Hitachi Construction Machinery Co. Ltd. †	700	16
Hitachi High-Technologies Corp.	500	9
Hitachi Ltd.	32,000	236
Hitachi Metals Ltd.	1,000	15
Hokkaido Electric Power Co., Inc.	1,400	31
Hokuhoku Financial Group, Inc.	9,000	21
Hokuriku Electric Power Co.	1,300	32
Honda Motor Co. Ltd.	15,400	502
Hoya Corp.	3,800	77
Ibiden Co. Ltd.	1,000	30
Idemitsu Kosan Co. Ltd.	200	18
IHI Corp. *	10,000	17
Inpex Holdings, Inc.	8	87
Isetan Mitsukoshi Holdings Ltd. *	3,360	37
Isuzu Motors Ltd.	12,000	45
Ito En Ltd. †	600	9
Itochu Corp.	14,000	113
Itochu Techno-Science Corp.	400	11
Iyo Bank (The) Ltd.	2,000	21
J Front Retailing Co. Ltd.	2,800	15
Jafco Co. Ltd. †	400	14
Japan Airlines Corp. *	6,000	13
Japan Petroleum Exploration Co.	200	13
Japan Prime Realty Investment Corp.	3	7
Japan Real Estate Investment Corp.	3	28
Japan Retail Fund Investment Corp.	2	8
Japan Steel Works Ltd.	4,000	69
Japan Tobacco, Inc.	41	195
JFE Holdings, Inc.	5,000	210
JGC Corp.	2,000	38
Joyo Bank (The) Ltd.	5,000	23
JS Group Corp.	2,100	29
JSR Corp.	1,900	33
JTEKT Corp.	1,300	17
Jupiter Telecommunications Co. Ltd.	16	12
Kajima Corp.	9,000	28
Kamigumi Co. Ltd.	2,000	15
Kaneka Corp.	3,000	19
Kansai Electric Power Co., Inc.	7,300	179
Kansai Paint Co. Ltd.	2,000	13
Kao Corp.	5,000	142
Kawasaki Heavy Industries Ltd.	11,000	24
Kawasaki Kisen Kaisha Ltd.	5,000	36
KDDI Corp.	28	163
Keihin Electric Express Railway Co. Ltd. †	4,000	26
Keio Corp.	5,000	28
Keisei Electric Railway Co. Ltd.	2,000	11
Keyence Corp.	400	81
Kikkoman Corp.	1,000	12
Kintetsu Corp. †	13,000	40
Kirin Holdings Co. Ltd.	7,000	105
Kobe Steel Ltd.	27,000	65
Komatsu Ltd.	8,500	178
Konami Corp.	600	18
Konica Minolta Holdings, Inc.	4,000	55

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    6    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Japan - 21.1% continued
Kubota Corp.	11,000	$77
Kuraray Co. Ltd.	3,000	31
Kurita Water Industries Ltd.	900	29
Kyocera Corp.	1,500	126
Kyowa Hakko Kogyo Co. Ltd.	2,000	22
Kyushu Electric Power Co., Inc.	3,000	66
Lawson, Inc.	400	18
Leopalace21 Corp.	900	9
Mabuchi Motor Co. Ltd. †	300	14
Makita Corp.	900	23
Marubeni Corp.	15,000	93
Marui Group Co. Ltd. *	3,000	22
Maruichi Steel Tube Ltd.	200	6
Matsushita Electric Industrial Co. Ltd.	18,000	370
Matsushita Electric Works Ltd.	3,000	28
Mazda Motor Corp.	9,000	48
Mediceo Paltac Holdings Co. Ltd.	1,100	17
Meiji Dairies Corp.	3,000	17
Minebea Co. Ltd.	2,000	9
Mitsubishi Chemical Holdings Corp.	12,000	68
Mitsubishi Corp.	12,700	352
Mitsubishi Electric Corp.	18,000	154
Mitsubishi Estate Co. Ltd.	11,000	244
Mitsubishi Gas Chemical Co., Inc.	3,000	17
Mitsubishi Heavy Industries Ltd.	29,000	139
Mitsubishi Logistics Corp.	1,000	11
Mitsubishi Materials Corp.	9,000	32
Mitsubishi Motors Corp. * †	36,000	54
Mitsubishi Rayon Co. Ltd. †	5,000	14
Mitsubishi Tanabe Pharma Corp. *	2,000	28
Mitsubishi UFJ Financial Group, Inc.	97,330	742
Mitsubishi UFJ Lease & Finance Co. Ltd.	420	15
Mitsui & Co. Ltd.	17,000	292
Mitsui Chemicals, Inc.	5,000	25
Mitsui Engineering & Shipbuilding Co. Ltd. †	6,000	12
Mitsui Fudosan Co. Ltd.	8,000	168
Mitsui Mining & Smelting Co. Ltd.	4,000	11
Mitsui O.S.K. Lines Ltd.	11,000	131
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,700	122
Mitsumi Electric Co. Ltd.	700	19
Mizuho Financial Group, Inc.	91	384
Mizuho Trust & Banking Co. Ltd.	10,000	14
Murata Manufacturing Co. Ltd.	2,000	88
Namco Bandai Holdings, Inc.	1,600	20
NEC Corp.	17,000	79
NEC Electronics Corp. * †	300	8
NGK Insulators Ltd.	2,000	24
NGK Spark Plug Co. Ltd.	1,000	11
Nidec Corp.	900	61
Nikon Corp. †	3,000	98
Nintendo Co. Ltd.	900	426
Nippon Building Fund, Inc.	5	54
Nippon Electric Glass Co. Ltd.	3,000	40
Nippon Express Co. Ltd.	8,000	37
Nippon Meat Packers, Inc.	2,000	32
Nippon Mining Holdings, Inc.	8,000	45
Nippon Oil Corp.	12,000	75
Nippon Paper Group, Inc.	9	26
Nippon Sheet Glass Co. Ltd. †	4,000	20
Nippon Steel Corp.	47,000	222
Nippon Telegraph & Telephone Corp.	49	241
Nippon Yusen Kabushiki Kaisha	10,000	80
Nipponkoa Insurance Co. Ltd.	6,000	40
Nishi-Nippon City Bank (The) Ltd.	7,000	18
Nissan Chemical Industries Ltd.	1,000	11
Nissan Motor Co. Ltd.	21,500	164
Nisshin Seifun Group, Inc.	2,000	28
Nisshin Steel Co. Ltd.	6,000	16
Nisshinbo Industries, Inc. †	1,000	11
Nissin Food Products Co. Ltd.	600	20
Nitori Co. Ltd.	300	17
Nitto Denko Corp.	1,400	42
NOK Corp.	900	13
Nomura Holdings, Inc.	16,600	221
Nomura Real Estate Holdings, Inc. †	600	12
Nomura Real Estate Office Fund, Inc.	3	22
Nomura Research Institute Ltd.	900	21
NSK Ltd.	3,000	21
NTN Corp.	4,000	22
NTT Data Corp.	10	41
NTT DoCoMo, Inc.	151	238
NTT Urban Development Corp.	14	19
Obayashi Corp.	6,000	28
Obic Co. Ltd.	100	18
Odakyu Electric Railway Co. Ltd. †	6,000	41
OJI Paper Co. Ltd.	9,000	47
Okuma Corp. †	1,000	7
Olympus Corp.	2,000	65

EQUITY PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Japan - 21.1% continued
Omron Corp.	1,700	$30
Ono Pharmaceutical Co. Ltd.	1,000	52
Onward Holdings Co. Ltd. *	1,000	11
Oracle Corp. Japan †	400	17
Oriental Land Co. Ltd. †	400	26
ORIX Corp.	880	108
Osaka Gas Co. Ltd.	19,000	69
OSAKA Titanium Technologies Co. *	100	4
Otsuka Corp.	200	14
Pioneer Corp.	1,200	9
Promise Co. Ltd. †	500	11
Rakuten, Inc. †	52	29
Resona Holdings, Inc.	47	55
Ricoh Co. Ltd.	7,000	115
Rohm Co. Ltd.	1,000	57
Sankyo Co. Ltd.	600	28
Santen Pharmaceutical Co. Ltd.	500	14
Sanyo Electric Co. Ltd. * †	17,000	34
Sapporo Hokuyo Holdings, Inc.	2	11
Sapporo Holdings Ltd.	3,000	22
SBI Holdings, Inc.	139	25
Secom Co. Ltd.	1,900	88
Sega Sammy Holdings, Inc.	1,900	18
Seiko Epson Corp. †	1,000	29
Sekisui Chemical Co. Ltd.	3,000	19
Sekisui House Ltd.	5,000	48
Seven & I Holdings Co. Ltd.	8,200	239
Sharp Corp.	10,000	127
Shikoku Electric Power Co., Inc.	1,400	37
Shimadzu Corp.	2,000	19
Shimamura Co. Ltd.	200	11
Shimano, Inc. †	500	20
Shimizu Corp.	5,000	21
Shin-Etsu Chemical Co. Ltd.	3,800	212
Shinko Electric Industries	700	10
Shinko Securities Co. Ltd.	5,000	15
Shinsei Bank Ltd.	16,000	54
Shionogi & Co. Ltd.	3,000	68
Shiseido Co. Ltd.	3,000	70
Shizuoka Bank (The) Ltd.	6,000	60
Showa Denko K.K.	9,000	24
Showa Shell Sekiyu K.K.	1,500	17
SMC Corp. of Japan	600	61
Softbank Corp.	6,300	104
Sojitz Corp.	11,300	32
Sompo Japan Insurance, Inc.	7,000	63
Sony Corp.	9,400	360
Sony Financial Holdings, Inc.	7	26
Square Enix Co. Ltd. †	300	10
Stanley Electric Co. Ltd.	1,000	20
Sumco Corp.	900	18
Sumitomo Chemical Co. Ltd.	16,000	98
Sumitomo Corp.	10,200	127
Sumitomo Electric Industries Ltd.	7,100	81
Sumitomo Heavy Industries Ltd.	5,000	24
Sumitomo Metal Industries Ltd.	37,000	164
Sumitomo Metal Mining Co. Ltd.	6,000	77
Sumitomo Mitsui Financial Group, Inc.	64	390
Sumitomo Realty & Development Co. Ltd.	4,000	80
Sumitomo Rubber Industries, Inc.	2,200	17
Sumitomo Trust & Banking (The) Co. Ltd.	13,000	78
Suruga Bank Ltd.	2,000	21
Suzuken Co. Ltd.	400	14
Suzuki Motor Corp.	3,900	82
T&D Holdings, Inc.	1,800	94
Taiheiyo Cement Corp.	7,400	12
Taisei Corp.	8,000	18
Taisho Pharmaceutical Co. Ltd.	1,000	21
Taiyo Nippon Sanso Corp.	3,000	27
Takashimaya Co. Ltd.	2,000	17
Takeda Pharmaceutical Co. Ltd.	7,900	412
Takefuji Corp.	1,130	15
TDK Corp.	1,100	64
Teijin Ltd.	7,000	23
Terumo Corp.	1,700	95
THK Co. Ltd.	900	15
Tobu Railway Co. Ltd. †	6,000	27
Toho Co. Ltd. of Tokyo	900	19
Toho Gas Co. Ltd.	3,000	17
Tohoku Electric Power Co., Inc.	3,900	93
Tokai Rika Co. Ltd.	400	6
Tokio Marine Holdings, Inc.	6,400	217
Tokuyama Corp.	2,000	14
Tokyo Broadcasting System, Inc.	500	8
Tokyo Electric Power Co., Inc.	11,400	326
Tokyo Electron Ltd.	1,700	97
Tokyo Gas Co. Ltd.	23,000	96
Tokyo Steel Manufacturing Co. Ltd.	900	9

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    8    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Japan - 21.1% continued
Tokyo Tatemono Co. Ltd.	2,000	$10
Tokyu Corp.	11,000	56
Tokyu Land Corp.	4,000	17
TonenGeneral Sekiyu K.K.	3,000	24
Toppan Printing Co. Ltd.	5,000	45
Toray Industries, Inc. †	12,000	53
Toshiba Corp.	29,000	162
Tosoh Corp.	5,000	18
Toto Ltd. †	3,000	22
Toyo Seikan Kaisha Ltd. †	1,300	24
Toyo Suisan Kaisha Ltd.	1,000	25
Toyoda Gosei Co. Ltd.	300	7
Toyota Boshoku Corp.	500	8
Toyota Industries Corp.	1,700	49
Toyota Motor Corp.	25,600	1,148
Toyota Tsusho Corp.	1,700	29
Trend Micro, Inc.	1,000	34
Ube Industries Ltd. of Japan	10,000	36
Unicharm Corp.	400	30
UNY Co. Ltd. †	2,000	22
Ushio, Inc.	800	12
USS Co. Ltd.	300	21
West Japan Railway Co.	17	82
Yahoo! Japan Corp. †	120	46
Yakult Honsha Co. Ltd. †	1,100	31
Yamada Denki Co. Ltd.	760	55
Yamaguchi Financial Group, Inc.	2,000	23
Yamaha Corp.	1,200	21
Yamaha Motor Co. Ltd.	1,300	20
Yamato Holdings Co. Ltd.	3,000	35
Yamato Kogyo Co. Ltd.	300	11
Yamazaki Baking Co. Ltd. †	1,000	12
Yaskawa Electric Corp.	2,000	14
Yokogawa Electric Corp.	2,000	14

		22,137

Netherlands - 4.7%
Aegon N.V.	12,853	152
Akzo Nobel N.V.	2,521	154
ASML Holding N.V.	3,604	85
Boskalis Westminster N.V. CVA	409	24
Corio N.V.	389	29
European Aeronautic Defence & Space Co. †	2,694	60
Fugro N.V. CVA	552	43
Heineken Holding N.V.	915	41
Heineken N.V.	2,119	99
ING Groep N.V. CVA	17,645	553
James Hardie Industries N.V. CDI †	4,100	16
Koninklijke Ahold N.V.	11,057	138
Koninklijke DSM N.V.	1,165	67
Koninklijke Philips Electronics N.V.	9,521	309
Randstad Holdings N.V.	781	24
Reed Elsevier N.V.	5,458	91
Royal Dutch Shell PLC, Class A (London Exchange)	33,393	1,166
Royal Dutch Shell PLC, Class B (London Exchange)	25,487	877
Royal KPN N.V.	17,067	290
SBM Offshore N.V.	1,118	27
SNS Reaal	1,072	18
TNT N.V.	3,519	131
TomTom N.V. * †	464	11
Unilever N.V. CVA	15,072	416
Wolters Kluwer N.V.	2,365	57

		4,878

New Zealand - 0.1%
Auckland International Airport Ltd.	7,776	12
Contact Energy Ltd.	1,976	12
Fletcher Building Ltd.	3,959	20
Sky City Entertainment Group Ltd.	4,302	11
Telecom Corp. of New Zealand Ltd. †	16,105	36

		91

Norway - 1.0%
Aker KvaernerASA	1,300	30
DnB NOR ASA	6,700	78
Frontline Ltd.	420	25
Norsk Hydro ASA	5,950	63
Orkla ASA	7,450	95
Petroleum Geo-Services ASA *	1,350	29
Renewable Energy Corp. A/S *	1,200	37
SeaDrill Ltd.	2,450	67
StatoilHydro ASA	11,928	366
Storebrand ASA	3,267	26
Telenor ASA	8,050	126
Yara International ASA	1,710	106

		1,048

Portugal - 0.3%
Banco BPI S.A. (Registered)	2,821	10
Banco Comercial Portugues S.A. (Registered)	19,937	34
Banco Espirito Santo S.A. (Registered)	1,789	23

EQUITY PORTFOLIOS    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2 % continued
Portugal - 0.3% continued
Brisa - Auto Estradas de Portugal S.A.	2,056	$19
CIMPOR-Cimentos de Portugal, SGPS, S.A. †	1,705	11
Energias de Portugal S.A.	15,854	81
Jeronimo Martins SGPS, S.A.	1,841	16
Portugal Telecom, SGPS, S.A. (Registered)	6,268	65
Sonae SGPS *	8,900	9
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS, S.A. †	1,312	10

		278

Singapore - 1.1%
Ascendas Real Estate Investment Trust	10,000	16
CapitaCommercial Trust †	10,000	12
CapitaLand Ltd.	15,500	47
CapitaMall Trust †	8,000	15
City Developments Ltd. †	5,000	36
ComfortDelgro Corp. Ltd. †	15,000	16
Cosco Corp. Singapore Ltd.	6,000	10
DBS Group Holdings Ltd.	11,198	142
Fraser and Neave Ltd.	6,348	20
Genting International PLC * †	22,000	8
Golden Agri *	42,000	19
Jardine Cycle & Carriage Ltd.	1,870	23
Keppel Corp. Ltd.	11,500	80
Keppel Land Ltd. †	3,000	8
Neptune Orient Lines Ltd.	3,370	5
Olam International Ltd. †	10,098	15
Oversea-Chinese Banking Corp.	23,152	131
Parkway Holdings Ltd. †	7,700	12
SembCorp Industries Ltd.	7,044	21
SembCorp Marine Ltd.	8,400	22
Singapore Airlines Ltd.	5,667	61
Singapore Exchange Ltd. †	7,000	31
Singapore Press Holdings Ltd. †	14,295	42
Singapore Technologies Engineering Ltd.	9,000	18
Singapore Telecommunications Ltd.	74,325	184
United Overseas Bank Ltd.	11,392	152
UOL Group Ltd.	3,039	6
Venture Corp. Ltd.	2,000	14
Wilmar International Ltd.	7,000	19

		1,185

Spain - 3.9%
Abertis Infraestructuras S.A.	2,339	48
Acciona S.A. †	250	50
Acerinox S.A. †	1,238	24
ACS Actividades Cons y Serv	1,647	73
Banco Bilbao Vizcaya Argentaria S.A.	32,948	556
Banco de Sabadell S.A. †	7,620	60
Banco Popular Espanol S.A. †	6,697	71
Banco Santander S.A.	58,696	998
Bankinter S.A. †	2,152	23
Cintra Concesiones de Infraestructuras de Transporte S.A.	1,485	17
Criteria Caixacorp S.A.	7,060	36
Enagas	1,313	33
Fomento de Construcciones y Contratas S.A.	363	18
Gamesa Corp. Tecnologica S.A.	1,613	76
Gas Natural SDG S.A.	925	43
Gestevision Telecinco S.A. †	785	10
Grifols S.A.	1,042	31
Grupo Ferrovial S.A.	502	25
Iberdrola Renovables S.A. *	7,275	47
Iberdrola S.A.	32,367	390
Iberia (Lineas Aereas de Espana)	3,800	11
Inditex S.A.	1,894	88
Indra Sistemas S.A. †	913	23
Mapfre S.A. †	4,704	23
Promotora de Informaciones S.A. (Prisa)	600	5
Red Electrica de Espana	915	54
Repsol YPF S.A.	6,797	211
Sacyr Vallehermoso S.A. †	585	11
Telefonica S.A.	40,319	997
Union Fenosa S.A.	3,428	87
Zardoya Otis S.A.	1,008	20

		4,159

Sweden - 2.2%
Alfa Laval AB	3,600	49
Assa Abloy AB, Class B †	2,800	40
Atlas Copco AB, Class A	6,200	87
Atlas Copco AB, Class B	3,300	42
Boliden AB	2,300	14
Electrolux AB, Class B †	2,023	26
Getinge AB, Class B	1,381	31
Hennes & Mauritz AB, Class B	4,840	240
Holmen AB, Class B †	400	13
Husqvarna AB, Class B †	1,823	15
Investor AB	4,215	89
Lundin Petroleum AB *	1,800	20
Millicom International Cellular S.A.	700	55

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    10    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2 % continued
Sweden - 2.2% continued
Modern Times Group AB, Class B	300	$16
Nordea Bank AB	19,800	264
Sandvik AB	9,746	121
Scania AB, Class B	2,900	42
Securitas AB, Class B	2,490	34
Skandinaviska Enskilda Banken AB, Class A	4,197	75
Skanska AB, Class B	3,500	44
SKF AB, Class B	3,744	57
Ssab Svenskt Stal AB, Class A	1,537	37
Ssab Svenskt Stal AB, Class B	675	15
Svenska Cellulosa AB, Class B	4,700	53
Svenska Handelsbanken AB, Class A	4,118	99
Swedbank AB †	3,300	58
Swedish Match AB	2,200	43
Tele2 AB, Class B	2,400	37
Telefonaktiebolaget LM Ericsson, Class B	28,228	322
TeliaSonera AB	21,430	150
Volvo AB, Class B	10,000	113

		2,301

Switzerland - 7.9%
ABB Ltd. (Registered) *	20,338	498
Actelion Ltd. *	845	48
Adecco S.A. (Registered)	1,050	49
Aryzta A.G. *	769	39
Baloise Holding A.G.	417	36
Compagnie Financiere Richemont S.A ., Class A (Bearer)	4,850	283
Credit Suisse Group (Registered)	9,698	451
EFG International (Registered) †	365	11
Geberit A.G. (Registered) †	314	46
Givaudan S.A. (Registered)	52	43
Holcim Ltd. (Registered)	1,970	141
Julius Baer Holding A.G. (Registered)	2,016	123
Kuehne & Nagel International A.G. (Registered) †	429	34
Lindt & Spruengli A.G.	7	18
Logitech International S.A. (Registered) *	1,307	35
Lonza Group A.G. (Registered)	432	61
Nestle S.A. (Registered)	36,893	1,625
Nobel Biocare Hold NPV*	945	32
Novartis A.G. (Registered)	22,012	1,228
OC Oerlikon Corp. A.G. (Registered) * †	44	10
Pargesa Holding S.A.	215	22
Roche Holding A.G. (Genusschein)	6,597	1,112
Schindler Holding A.G.	500	34
SGS Societe Generale de Surveillance Holdings S.A. (Registered)	37	47
Sonova Holding A.G. (Registered)	370	27
STMicroelectronics N.V.	6,513	85
Straumann Holding A.G. (Registered)	71	19
Sulzer A.G. (Registered)	230	28
Swatch Group A.G. (Bearer)	266	62
Swatch Group A.G. (Registered)	500	23
Swiss Life Holding (Registered) *	317	58
Swiss Reinsurance (Registered)	3,272	202
Swisscom A.G. (Registered)	215	69
Syngenta A.G. (Registered)	982	264
Synthes, Inc.	560	77
UBS A.G. (Registered) *	27,236	591
Xstrata PLC (London Exchange)	5,953	332
Zurich Financial Services A.G. (Registered)	1,351	353

		8,216

United Kingdom - 19.3%
3i Group PLC	3,116	52
Acergy S.A.	1,550	27
Alliance & Leicester PLC †	2,594	15
Amec PLC	2,290	35
Anglo American PLC	12,307	655
Antofagasta PLC	3,479	39
Associated British Foods PLC	2,704	40
AstraZeneca PLC	13,557	660
Aviva PLC	25,412	237
BAE Systems PLC	33,546	293
Balfour Beatty PLC	3,767	28
Barclays PLC	75,910	489
Berkeley Group Holdings PLC *	673	10
BG Group PLC	31,119	690
BHP Billiton PLC	20,554	643
BP PLC	177,075	1,701
British Airways PLC	4,579	21
British American Tobacco PLC	14,117	478
British Energy Group PLC	10,037	134
British Land Co. PLC †	4,685	65
British Sky Broadcasting Group PLC	10,657	90
BT Group PLC	71,462	224
Bunzl PLC	2,699	35
Burberry Group PLC	3,503	29
Cadbury PLC	12,404	142

EQUITY PORTFOLIOS    11    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2 % continued
United Kingdom - 19.3% continued
Cairn Energy PLC *	1,028	$56
Capita Group PLC	5,541	71
Carnival PLC	1,532	52
Carphone Warehouse Group PLC †	2,631	9
Cattles PLC *	259	1
Centrica PLC	34,790	207
Cobham PLC	8,998	38
Compass Group PLC	17,249	115
Daily Mail & General Trust, Class A	2,356	16
Diageo PLC	24,008	444
Drax Group PLC	2,875	39
Enterprise Inns PLC	4,433	24
Eurasian Natural Resources	2,711	50
FirstGroup PLC	4,770	53
Friends Provident PLC	14,461	26
G4S PLC	10,071	43
GKN PLC	4,829	22
GlaxoSmithKline PLC	51,484	1,211
Hammerson PLC †	2,268	39
Hays PLC	11,572	20
HBOS PLC	47,621	274
Home Retail Group	6,978	32
HSBC Holdings PLC	111,214	1,751
ICAP PLC	5,407	47
IMI PLC	2,680	24
Imperial Tobacco Group PLC	9,520	314
Inchcape PLC	4,209	20
Intercontinental Hotels Group PLC	2,369	32
International Power PLC	13,710	99
Invensys PLC *	6,332	32
Investec PLC	3,130	23
ITV PLC	30,930	25
Johnson Matthey PLC	2,047	60
Kazakhmys PLC	1,512	35
Kingfisher PLC	18,595	45
Ladbrokes PLC	5,001	21
Land Securities Group PLC	4,234	105
Legal & General Group PLC	56,463	103
Liberty International PLC †	2,020	36
Lloyds TSB Group PLC	51,422	285
Logica PLC	12,216	30
London Stock Exchange Group PLC †	1,256	18
Lonmin PLC	1,440	91
Man Group PLC	16,299	168
Marks & Spencer Group PLC	15,149	72
Meggitt PLC	5,205	22
Mondi PLC	2,517	15
Morrison WM Supermarkets PLC	22,000	113
National Express Group PLC	1,160	22
National Grid PLC	23,280	302
Next PLC	1,961	38
Old Mutual PLC	39,629	70
Pearson PLC	7,317	90
Persimmon PLC †	2,261	15
Prudential PLC	23,239	232
Reckitt Benckiser Group PLC	5,676	287
Reed Elsevier PLC	9,840	112
Rentokil Initial PLC	14,430	19
Rexam PLC	5,105	38
Rio Tinto PLC	9,406	894
Rolls-Royce Group PLC *	17,731	128
Royal Bank of Scotland Group PLC	150,048	642
SABMiller PLC	8,563	184
Sage Group (The) PLC	10,344	39
Sainsbury (J.) PLC	9,830	62
Schroders PLC	1,130	21
Scottish & Southern Energy PLC	8,167	215
Segro PLC	3,465	28
Serco Group PLC	3,793	30
Severn Trent PLC	1,854	46
Shire Ltd.	4,644	81
Smith & Nephew PLC	8,368	101
Smiths Group PLC	3,470	72
Stagecoach Group PLC	4,592	27
Standard Chartered PLC	13,178	358
Standard Life PLC	17,734	81
Tate & Lyle PLC	3,315	27
Tesco PLC	72,473	502
Thomas Cook Group PLC	3,346	14
Thomson Reuters PLC	1,683	47
Tomkins PLC	6,808	18
TUI Travel PLC	3,878	15
Tullow Oil PLC	6,670	100
Unilever PLC	11,999	322
United Business Media Ltd.	2,010	22
United Utilities PLC †	6,331	82
Vedanta Resources PLC	1,060	35
Vodafone Group PLC	500,010	1,280

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    12    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
United Kingdom - 19.3% continued
Whitbread PLC	1,567	$32
William Hill PLC	2,807	14
Wolseley PLC	6,251	50
WPP Group PLC	10,354	101

		20,155

Total Common Stocks
(Cost $118,649) (2)		102,849
PREFERRED STOCKS - 0.4%
Germany - 0.4%
Porsche Automobil Holding SE *	741	105
Bayer Motoren Werknon †	393	13
Fresenius SE	716	58
Henkel AG & Co. KGaA	1,719	67
ProSieben SAT.1 Media A.G. †	653	7
RWE A.G.	267	23
Volkswagen A.G.	985	152

		425

Italy - 0.0%
Istituto Finanziario Industriale S.p.A. *	503	11
Unipol Gruppo Finanziario S.p.A.	6,166	12

		23

Total Preferred Stocks
(Cost $449) (2)		448
INVESTMENT COMPANY - 8.1%
Northern Institutional Funds - Liquid Assets Portfolio (3) (4)	8,498,923	8,499

Total Investment Company
(Cost $8,499)		8,499

	NUMBER OF WARRANTS
WARRANTS - 0.0%
Japan - 0.0%
Dowa Mining 1/29/10, Strike 1.00 Yen * (1)	2,000	—

Total Warrants
(Cost $-)		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENT - 0.5%
Skandinaviska Enskildaban, Sweden, Eurodollar Time Deposit,
2.03%, 9/2/08	$516	516

Total Short-Term Investment
(Cost $516)		516
Total Investments - 107.2%
(Cost $128,113)		112,312
Liabilities less Other Assets - (7.2)%		(7,589)

NET ASSETS - 100.0%		$104,723

(1)	The security has been deemed worthless by the Adviser’s Valuation Committee.

(2)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.

(3)	Investment in affiliated portfolio.

(4)	Investment relates to cash collateral received from portfolio securities loaned

*	Non-Income Producing Security

†	Security is either wholly or parially on loan.

Percentages shown are based on Net Assets.

At August 31, 2008, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
DJ Euro Stoxx-50 (Euro)	14	$472	Long	9/08	$14
FTSE 100 Index (British Pound)	3	169	Long	9/08	19
Hang Seng Index (Hong Kong Dollar)	1	1,063	Long	9/08	2
SPI 200 (Australian Dollar)	2	257	Long	9/08	11
TOPIX Index (Japanese Yen)	2	25	Long	9/08	—

Total					$46

EQUITY PORTFOLIOS    13    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$128,113

Gross tax appreciation of investments	$3,458
Gross tax depreciation of investments	(19,259)

Net tax depreciation of investments	$(15,801)

At August 31, 2008, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.8%
Consumer Staples	8.6
Energy	8.6
Financials	25.6
Health Care	8.0
Industrials	11.7
Information Technology	5.3
Materials	10.2
Telecommunication Services	5.7
Utilities	6.5

Total	100.0%

At August 31, 2008, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	35.1%
British Pound	21.9
Japanese Yen	21.4
Swiss Franc	7.5
Australian Dollar	6.4
All other currencies less than 5%	7.7

Total	100.0%

At August 31, 2008, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
U.S. Dollar	50	Australian Dollar	58	9/2/08	$—
U.S. Dollar	100	British Pound	55	9/2/08	—
U.S. Dollar	50	Japanese Yen	5,426	9/2/08	—
U.S. Dollar	100	Swiss Franc	110	9/2/08	—
Australian Dollar	264	U.S. Dollar	250	9/17/08	24
Australian Dollar	255	U.S. Dollar	220	9/17/08	1
British Pound	285	U.S. Dollar	540	9/17/08	20
Euro	213	U.S. Dollar	330	9/17/08	19
Euro	288	U.S. Dollar	430	9/17/08	8
Euro	575	U.S. Dollar	860	9/17/08	17
Hong Kong Dollar	1,012	U.S. Dollar	130	9/17/08	—
Japanese Yen	19,547	U.S. Dollar	180	9/17/08	—
U.S. Dollar	160	Australian Dollar	171	9/17/08	(14)
U.S. Dollar	120	Australian Dollar	133	9/17/08	(6)
U.S. Dollar	85	Australian Dollar	92	9/17/08	(7)
U.S. Dollar	400	British Pound	203	9/17/08	(31)
U.S. Dollar	333	British Pound	172	9/17/08	(20)
U.S. Dollar	1,300	Euro	841	9/17/08	(68)
U.S. Dollar	803	Euro	525	9/17/08	(33)
U.S. Dollar	180	Hong Kong Dollar	1,405	9/17/08	—
U.S. Dollar	123	Japanese Yen	13,203	9/17/08	(2)
U.S. Dollar	110	Japanese Yen	12,054	9/17/08	1
U.S. Dollar	130	Japanese Yen	14,026	9/17/08	(1)

Total					$(92)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    14    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31,2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$8,604	$46
Level 2	103,708	(92)
Level 3	—	—

Total	$112,312	$(46)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 5/31/08	$1	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(1)	—
Net Purchases (Sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/08	$—	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS    15    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%
Aerospace/Defense - 4.2%
Curtiss-Wright Corp.†	477	$26
Orbital Sciences Corp. *	812	21
Teledyne Technologies, Inc. *	378	24

		71

Apparel - 2.5%
Warnaco Group (The), Inc. *†	413	21
Wolverine World Wide, Inc.	801	21

		42

Auto Parts & Equipment - 0.7%
Titan International, Inc.†	425	11

Biotechnology - 3.3%
Acorda Therapeutics, Inc. *	235	7
Alexion Pharmaceuticals, Inc. *†	160	7
Incyte Corp. *†	1,066	11
Invitrogen Corp. *	315	13
OSI Pharmaceuticals, Inc. *†	214	11
United Therapeutics Corp. *	55	6

		55

Chemicals - 0.5%
Terra Industries, Inc.	171	9

Coal - 1.2%
Alpha Natural Resources, Inc. *	104	11
Massey Energy Co.	139	9

		20

Commercial Services - 7.6%
Consolidated Graphics, Inc. *†	308	12
Dollar Financial Corp. *	673	12
FTI Consulting, Inc. *†	234	17
Interactive Data Corp.†	551	16
Kendle International, Inc. *†	316	16
Net 1 UEPS Technologies, Inc. *†	622	17
On Assignment, Inc. *†	1,061	10
SAIC, Inc. *†	886	18
Strayer Education, Inc.	41	9

		127

Computers - 1.0%
Brocade Communications Systems, Inc. *†	957	7
Mentor Graphics Corp. *	738	9

		16

Cosmetics/Personal Care - 1.1%
Chattem, Inc. *†	256	18

Distribution/Wholesale - 1.4%
Fossil, Inc. *†	538	16
LKQ Corp. *†	389	7

		23

Diversified Financial Services - 1.8%
Stifel Financial Corp. *†	393	16
World Acceptance Corp. *†	369	15

		31

Electrical Components & Equipment - 1.1%
GrafTech International Ltd. *	425	8
Powell Industries, Inc. *	220	10

		18

Electronics - 4.5%
Cogent, Inc. *†	831	9
Dionex Corp. *†	221	14
FARO Technologies, Inc. *†	372	9
Flir Systems, Inc. *†	308	11
Varian, Inc. *	263	13
Woodward Governor Co.†	404	19

		75

Engineering & Construction - 0.2%
Chicago Bridge & Iron Co. N.V., (New York Shares)	126	4

Environmental Control - 1.8%
Calgon Carbon Corp. *†	422	9
Waste Connections, Inc. *	579	21

		30

Food - 0.9%
Flowers Foods, Inc.	573	15

Hand/Machine Tools - 0.6%
Baldor Electric Co.	275	10

Healthcare - Products - 7.2%
American Medical Systems Holdings, Inc. *†	560	10
Angiodynamics, Inc. *†	745	12
Cynosure, Inc., Class A *†	487	12
Haemonetics Corp. of Massachusetts *	262	16
ICU Medical, Inc. *	350	11
Meridian Bioscience, Inc.†	381	11
Merit Medical Systems, Inc. *	530	11
Somanetics Corp. *†	410	10
STERIS Corp.	328	12
Zoll Medical Corp. *†	474	16

		121

Healthcare - Services - 2.3%
Alliance Imaging, Inc. *†	924	11
Amedisys, Inc. *†	210	11

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5% continued
Healthcare - Services - 2.3% continued
Healthways, Inc. *†	324	$6
Icon PLC ADR *	244	10

		38

Household Products/Wares - 1.8%
Church & Dwight Co., Inc.	220	14
Tupperware Brands Corp.	445	16

		30

Insurance - 0.5%
American Equity Investment Life Holding Co.†	978	9

Internet - 6.2%
AsiaInfo Holdings, Inc. *†	1,136	15
Digital River, Inc. *†	245	11
eResearch Technology, Inc. *	1,045	14
Gmarket, Inc. *†	520	13
Mercadolibre, Inc. *†	220	7
NetFlix, Inc. *†	222	7
Perfect World Co Ltd. *†	604	15
Sapient Corp. *†	1,221	11
TIBCO Software, Inc. *†	1,419	11

		104

Leisure Time - 0.7%
WMS Industries, Inc. *†	340	11

Machinery - Diversified - 3.2%
Chart Industries, Inc. *	265	12
IDEX Corp.	432	16
Robbins & Myers, Inc.†	337	15
Wabtec Corp.†	180	11

		54

Metal Fabrication/Hardware - 0.6%
Valmont Industries, Inc.†	94	10

Miscellaneous Manufacturing - 2.0%
Aptargroup, Inc.†	211	9
AZZ, Inc. *†	265	11
Polypore International, Inc. *†	464	13

		33

Oil & Gas - 6.0%
Atwood Oceanics, Inc. *	296	12
Berry Petroleum Co., Class A†	413	17
EXCO Resources, Inc. *†	425	11
McMoRan Exploration Co. *†	350	10
Penn Virginia Corp.†	361	24
Petroquest Energy, Inc. *†	653	12
Whiting Petroleum Corp. *	159	15

		101

Oil & Gas Services - 2.7%
Cal Dive International, Inc. *†	1,287	15
Core Laboratories N.V.†	94	12
NATCO Group, Inc., Class A *†	181	9
Trico Marine Services, Inc. *†	442	10

		46

Pharmaceuticals - 5.8%
Allos Therapeutics, Inc. *†	1,003	9
Cypress Bioscience, Inc. *†	1,309	9
HealthExtras, Inc. *†	284	9
Idenix Pharmaceuticals, Inc. *	1,020	8
Isis Pharmaceuticals, Inc. *†	747	13
Perrigo Co.	296	11
Rigel Pharmaceuticals, Inc. *†	495	12
Savient Pharmaceuticals, Inc. *†	294	7
Synta Pharmaceuticals Corp. *†	903	8
Vivus, Inc. *	1,425	12

		98

Real Estate Investment Trusts - 2.0%
Capstead Mortgage Corp.†	593	7
Digital Realty Trust, Inc.†	190	9
Hatteras Financial Corp.	379	9
Tanger Factory Outlet Centers, Inc.†	232	9

		34

Retail - 5.4%
Aeropostale, Inc. *†	505	17
Burger King Holdings, Inc.†	540	13
Children’s Place Retail Stores (The), Inc. *	305	13
Copart, Inc. *	336	15
Guess?, Inc.	447	17
Gymboree Corp. *	400	16

		91

Semiconductors - 6.7%
Macrovision Solutions Corp. *†	830	13
MKS Instruments, Inc. *†	572	13
Monolithic Power Systems, Inc. *†	625	15
Netlogic Microsystems, Inc. *†	336	12
Power Integrations, Inc. *†	539	16
Silicon Laboratories, Inc. *†	295	10
Skyworks Solutions, Inc. *†	1,161	11
Tessera Technologies, Inc. *†	340	8

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5% continued
Semiconductors - 6.7% continued
Verigy Ltd. *†	770	$14

		112

Software - 5.3%
Informatica Corp. *†	1,086	18
Lawson Software, Inc. *†	1,914	16
Phase Forward, Inc. *†	425	8
Seachange International, Inc. *†	1,911	17
Synchronoss Technologies, Inc. *†	918	12
Taleo Corp., Class A *†	341	8
Ultimate Software Group, Inc. *†	362	10

		89

Telecommunications - 1.5%
Comtech Telecommunications Corp. *	244	11
Harmonic, Inc. *†	1,613	14

		25

Transportation - 1.2%
Kansas City Southern *	108	6
Landstar System, Inc.	306	15

		21

Total Common Stocks
(Cost $1,530)		1,602
INVESTMENT COMPANY - 30.8%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	517,232	517

Total Investment Company
(Cost $517)		517

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 49.7%
Deutsche Bank AG , Grand Cayman, Eurodollar Time Deposit, 1.94%, 9/2/08	$253	$253
FHLB Discount Note, 1.47%, 9/2/08	581	581

Total Short-Term Investments
(Cost $834)		834
Total Investments - 176.0%
(Cost $2,881)		2,953
Liabilities less Other Assets - (76.0)%		(1,275)

NET ASSETS - 100.0%		$1,678

(1)	Investment in affiliated Portfolio

(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,881

Gross tax appreciation of investments	$92
Gross tax depreciation of investments	(20)

Net tax appreciation of investments	$72

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Company Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$2,119	$—
Level 2	834	—
Level 3	—	—

Total	$2,953	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%
Advertising - 0.2%
Greenfield Online, Inc. * †	1,700	$29
Harte-Hanks, Inc. †	2,400	30
inVentiv Health, Inc. * †	2,095	46
Marchex, Inc., Class B †	1,500	17

		122

Aerospace/Defense - 1.4%
AAR Corp. * †	2,443	39
Aerovironment, Inc. * †	671	22
Argon ST, Inc. * †	868	22
Cubic Corp. †	975	27
Curtiss-Wright Corp. †	2,788	150
Ducommun, Inc.	700	19
Esterline Technologies Corp. *	1,883	106
GenCorp, Inc. * †	3,676	29
Heico Corp. †	1,447	52
Herley Industries, Inc. * †	900	17
Kaman Corp. †	1,590	48
LMI Aerospace, Inc. * †	600	14
Moog, Inc., Class A * †	2,685	127
Orbital Sciences Corp. *	3,677	97
Teledyne Technologies, Inc. * †	2,316	144
TransDigm Group, Inc. * †	2,104	79
Triumph Group, Inc. †	1,001	55

		1,047

Agriculture - 0.4%
AgFeed Industries, Inc. * †	1,300	15
Alico, Inc. †	192	8
Alliance One International, Inc. * †	5,678	23
Andersons (The), Inc. †	1,100	49
Cadiz, Inc. * †	800	16
Griffin Land & Nurseries, Inc.	200	7
Maui Land & Pineapple Co., Inc. * †	252	7
Star Scientific, Inc. *	4,200	14
Tejon Ranch Co. * †	701	24
Universal Corp. of Virginia †	1,775	92
Vector Group Ltd. †	1,978	36

		291

Airlines - 0.6%
Airtran Holdings, Inc. * †	7,512	18
Alaska Air Group, Inc. * †	2,231	47
Allegiant Travel Co. * †	900	28
Hawaiian Holdings, Inc. * †	2,500	22
JetBlue Airways Corp. * †	11,000	67
Republic Airways Holdings, Inc. *	2,300	20
Skywest, Inc.	3,724	64
UAL Corp. †	8,000	89
US Airways Group, Inc. * †	7,300	62

		417

Apparel - 1.3%
American Apparel, Inc. * †	2,200	20
Carter’s, Inc. *	3,600	66
Cherokee, Inc. †	523	12
Columbia Sportswear Co. †	800	32
CROCS, Inc. * †	5,300	22
Deckers Outdoor Corp. *	854	97
G-III Apparel Group Ltd. * †	800	15
Iconix Brand Group, Inc. * †	3,654	47
K-Swiss, Inc., Class A †	1,714	29
Maidenform Brands, Inc. * †	1,400	21
Oxford Industries, Inc. †	898	20
Perry Ellis International, Inc. * †	804	14
Quiksilver, Inc. * †	8,000	62
Skechers U.S.A., Inc., Class A *	2,131	41
Steven Madden Ltd. *	1,100	28
Timberland (The) Co., Class A * †	3,100	52
True Religion Apparel, Inc. * †	1,100	30
Under Armour, Inc., Class A * †	2,087	70
Unifi, Inc. * †	2,900	12
Volcom, Inc. * †	1,130	20
Warnaco Group (The), Inc. * †	2,921	151
Weyco Group, Inc.	504	16
Wolverine World Wide, Inc. †	3,162	83

		960

Auto Manufacturers - 0.0%
Force Protection, Inc. * †	4,400	17
Wabash National Corp. †	2,035	18

		35

Auto Parts & Equipment - 0.8%
Accuride Corp. * †	2,200	3
American Axle & Manufacturing Holdings, Inc. †	2,900	14
Amerigon, Inc. * †	1,400	10
ArvinMeritor, Inc. †	4,700	71
ATC Technology Corp. * †	1,368	33
Commercial Vehicle Group, Inc. * †	1,400	14
Cooper Tire & Rubber Co. †	3,741	36
Dana Holding Corp. * †	6,300	40
Dorman Products, Inc. * †	700	9
Exide Technologies * †	4,800	59

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Auto Parts & Equipment - 0.8% continued
Fuel Systems Solutions, Inc. * †	800	$41
Hayes Lemmerz International, Inc. * †	6,500	16
Lear Corp. * †	4,112	52
Modine Manufacturing Co.	2,037	32
Spartan Motors, Inc. †	2,100	10
Superior Industries International, Inc. †	1,534	27
Tenneco, Inc. * †	2,992	44
Titan International, Inc. †	2,233	60
Visteon Corp. * †	8,325	27
Wonder Auto Technology, Inc. * †	1,000	8

		606

Banks - 5.7%
1st Source Corp.	955	21
Amcore Financial, Inc. †	1,280	11
Ameris Bancorp †	894	11
Ames National Corp. †	400	9
Arrow Financial Corp. †	600	15
Bancfirst Corp. †	418	20
Banco Latinoamericano de Exportaciones S.A., Class E †	1,800	33
BancTrust Financial Group, Inc. †	1,100	9
Bank Mutual Corp. †	3,059	37
Bank of the Ozarks, Inc. †	808	18
Banner Corp. †	897	10
Boston Private Financial Holdings, Inc. †	3,482	31
Bryn Mawr Bank Corp. †	400	9
Camden National Corp. †	500	16
Capital City Bank Group, Inc. †	737	18
Capitol Bancorp Ltd. †	962	15
Cardinal Financial Corp. †	1,600	14
Cascade Bancorp †	1,408	11
Cass Information Systems, Inc. †	440	16
Cathay General Bancorp †	3,109	60
Centerstate Banks of Florida, Inc.	600	9
Central Pacific Financial Corp. †	1,797	21
Chemical Financial Corp. †	1,510	44
Citizens & Northern Corp.	600	11
Citizens Republic Bancorp, Inc. †	6,104	22
City Holding Co. †	1,053	44
CityBank Lynwood of Washington †	847	10
CoBiz Financial, Inc. †	1,206	13
Colonial BancGroup (The), Inc. †	12,900	82
Columbia Banking System, Inc. †	1,171	16
Community Bank System, Inc. †	1,926	44
Community Trust Bancorp, Inc. †	945	32
Corus Bankshares, Inc. †	2,344	9
CVB Financial Corp. †	4,249	46
East-West Bancorp, Inc. †	4,100	51
Encore Bancshares, Inc. *	400	7
Enterprise Financial Services Corp. †	700	13
Farmers Capital Bank Corp. †	400	12
Financial Institutions, Inc.	700	12
First Bancorp of North Carolina †	972	15
First BanCorp of Puerto Rico †	4,600	44
First Bancorp, Inc. of Maine †	600	11
First Busey Corp. †	1,683	24
First Commonwealth Financial Corp. †	4,680	54
First Community Bancshares, Inc. of Virginia †	599	19
First Financial Bancorp †	2,400	31
First Financial Bankshares, Inc. †	1,334	65
First Financial Corp. of Indiana †	666	28
First Merchants Corp. †	1,138	22
First Midwest Bancorp, Inc. of Illinois †	3,100	69
First South Bancorp, Inc. of North Carolina †	526	9
FirstMerit Corp. †	5,100	103
FNB Corp. of Pennsylvania †	5,481	64
Frontier Financial Corp. †	3,029	34
Glacier Bancorp, Inc. †	3,395	72
Green Bankshares, Inc. †	784	12
Guaranty Bancorp * †	3,400	19
Hancock Holding Co. †	1,652	81
Hanmi Financial Corp. †	2,282	12
Harleysville National Corp. †	2,047	30
Heartland Financial USA, Inc. †	810	17
Heritage Commerce Corp. †	662	8
Home Bancshares, Inc. †	873	21
IBERIABANK Corp. †	885	48
Independent Bank Corp. of Massachusetts †	1,088	30
Integra Bank Corp. †	1,276	8
International Bancshares Corp. †	3,220	83
Lakeland Bancorp, Inc. †	1,347	16
Lakeland Financial Corp.	808	16
MainSource Financial Group, Inc. †	1,156	21
MB Financial, Inc. †	2,193	61
Midwest Banc Holdings, Inc. †	1,472	8
Nara Bancorp, Inc. †	1,513	17
National Penn Bancshares, Inc. †	5,095	73
NBT Bancorp, Inc. †	2,097	53

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Banks - 5.7% continued
Old National Bancorp of Indiana †	4,215	$74
Old Second Bancorp, Inc. †	922	16
Oriental Financial Group, Inc.	1,608	28
Pacific Capital Bancorp †	2,915	43
Pacific Continental Corp. †	700	9
PacWest Bancorp †	1,547	35
Park National Corp. †	745	46
Peapack Gladstone Financial Corp. †	500	15
Pennsylvania Commerce Bancorp, Inc. *	300	8
Peoples Bancorp, Inc. of Ohio †	647	13
Pinnacle Financial Partners, Inc. * †	1,400	35
Premierwest Bancorp †	1,300	10
PrivateBancorp, Inc. †	1,400	43
Prosperity Bancshares, Inc. †	2,467	79
Provident Bankshares Corp. †	2,101	16
Renasant Corp. †	1,362	26
Republic Bancorp, Inc. of Kentucky, Class A	614	18
S & T Bancorp, Inc. †	1,463	49
Sandy Spring Bancorp, Inc. †	1,074	19
Santander BanCorp †	271	3
SCBT Financial Corp. †	672	23
Seacoast Banking Corp. of Florida †	905	8
Shore Bancshares, Inc. †	500	11
Sierra Bancorp †	464	7
Signature Bank of New York * †	1,900	56
Simmons First National Corp., Class A †	876	25
Smithtown Bancorp, Inc. †	600	11
South Financial Group (The), Inc. †	4,700	32
Southside Bancshares, Inc. †	783	17
Southwest Bancorp, Inc. of Oklahoma	896	15
State Bancorp, Inc. of New York †	900	13
StellarOne Corp. †	1,500	25
Sterling Bancorp of New York †	1,170	18
Sterling Bancshares, Inc. of Texas	4,646	46
Sterling Financial Corp. of Washington †	3,322	34
Suffolk Bancorp †	552	20
Sun Bancorp, Inc. of New Jersey * †	954	11
Susquehanna Bancshares, Inc. †	5,469	87
SVB Financial Group * †	1,846	104
SY Bancorp, Inc. †	870	25
Texas Capital Bancshares, Inc. * †	1,500	23
Tompkins Financial Corp. †	390	18
TowneBank/Portsmouth VA	1,300	25
Trico Bancshares †	942	16
Trustco Bank Corp. of New York †	4,778	47
Trustmark Corp. †	3,200	61
UCBH Holdings, Inc. †	7,065	41
UMB Financial Corp.	1,978	103
Umpqua Holdings Corp. †	3,859	54
Union Bankshares Corp. of Virginia †	891	20
United Bankshares, Inc. †	2,400	62
United Community Banks, Inc. of Georgia †	2,515	30
United Security Bancshares of California †	500	7
Univest Corp. of Pennsylvania †	800	23
W. Holding Co., Inc. †	6,200	4
Washington Trust Bancorp, Inc.	696	17
WesBanco, Inc. †	1,701	42
West Bancorporation †	1,100	13
West Coast Bancorp of Oregon †	1,025	11
Westamerica Bancorporation †	1,908	98
Western Alliance Bancorp * †	1,200	16
Wilshire Bancorp, Inc. †	1,200	16
Wintrust Financial Corp. †	1,499	35
Yadkin Valley Financial Corp. †	700	11

		4,146

Beverages - 0.2%
Boston Beer Co., Inc., Class A * †	596	27
Coca-Cola Bottling Co. Consolidated †	265	11
Farmer Bros. Co. †	400	10
Green Mountain Coffee Roasters, Inc. * †	1,100	40
National Beverage Corp. * †	720	6
Peet’s Coffee & Tea, Inc. * †	905	24

		118

Biotechnology - 3.1%
Acorda Therapeutics, Inc. * †	2,364	67
Affymax, Inc. * †	700	13
Alexion Pharmaceuticals, Inc. * †	4,916	222
Alnylam Pharmaceuticals, Inc. * †	2,300	68
AMAG Pharmaceuticals, Inc. * †	1,112	43
American Oriental Bioengineering, Inc. * †	3,900	32
Arena Pharmaceuticals, Inc. * †	4,771	29
Ariad Pharmaceuticals, Inc. * †	4,498	14
Arqule, Inc. * †	2,600	9
Avant Immunotherapeutics, Inc. * †	1,000	14
Bio-Rad Laboratories, Inc., Class A *	1,200	129
BioMimetic Therapeutics, Inc. * †	900	10
Cambrex Corp. * †	1,829	12
Celera Corp. * †	5,148	72

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Biotechnology - 3.1% continued
Cell Genesys, Inc. * †	5,756	$6
Clinical Data, Inc. * †	700	12
Cougar Biotechnology, Inc. * †	1,000	34
Cytokinetics, Inc. * †	2,200	11
Cytori Therapeutics, Inc. *	1,300	8
Dendreon Corp. * †	5,923	35
Discovery Laboratories, Inc. * †	6,200	12
Enzo Biochem, Inc. * †	2,078	27
Enzon Pharmaceuticals, Inc. * †	2,852	26
Exelixis, Inc. * †	6,731	38
Geron Corp. * †	4,915	23
GTx, Inc. * †	1,200	21
Halozyme Therapeutics, Inc. * †	3,900	30
Human Genome Sciences, Inc. * †	8,600	64
Idera Pharmaceuticals, Inc. *	1,300	19
Immunogen, Inc. * †	3,200	17
Immunomedics, Inc. * †	4,200	9
Incyte Corp. * †	4,240	43
InterMune, Inc. * †	1,966	37
Lexicon Pharmaceuticals, Inc. *	5,100	9
Ligand Pharmaceuticals, Inc., Class B * †	5,400	18
Marshall Edwards, Inc. * †	1,300	4
Martek Biosciences Corp. †	2,100	70
Maxygen, Inc. *	1,584	8
Molecular Insight Pharmaceuticals, Inc. * †	1,200	10
Momenta Pharmaceuticals, Inc. * †	1,600	23
Myriad Genetics, Inc. * †	2,832	193
Nanosphere, Inc. * †	800	8
Novavax, Inc. * †	3,300	9
NPS Pharmaceuticals, Inc. * †	3,000	24
Omrix Biopharmaceuticals, Inc. * †	900	21
Orexigen Therapeutics, Inc. *	1,300	15
OSI Pharmaceuticals, Inc. * †	3,700	187
PDL BioPharma, Inc.	7,600	92
Protalix BioTherapeutics, Inc. * †	700	2
Regeneron Pharmaceuticals, Inc. * †	3,946	86
Repligen Corp. * †	2,000	11
Rexahn Pharmaceuticals, Inc. * †	1,900	2
RTI Biologics, Inc. * †	3,400	32
Sangamo BioSciences, Inc. * †	2,400	24
Seattle Genetics, Inc. * †	3,900	43
Sequenom, Inc. * †	3,630	83
Tercica, Inc. * †	1,100	10
Xoma Ltd. * †	8,500	18
Zymogenetics, Inc. * †	2,413	21

		2,229

Building Materials - 0.8%
AAON, Inc. †	820	18
Apogee Enterprises, Inc. †	1,855	37
Builders FirstSource, Inc. * †	900	5
China Architectural Engineering, Inc. * †	1,200	10
Comfort Systems USA, Inc. †	2,600	40
Drew Industries, Inc. * †	1,280	20
Gibraltar Industries, Inc. †	1,740	37
Interline Brands, Inc. * †	2,090	34
Louisiana-Pacific Corp. †	6,600	64
LSI Industries, Inc. †	1,238	11
NCI Building Systems, Inc. *	1,313	50
Quanex Building Products Corp. †	2,375	39
Simpson Manufacturing Co., Inc. †	2,372	66
Texas Industries, Inc. †	1,542	81
Trex Co., Inc. * †	924	17
U.S. Concrete, Inc. * †	2,600	11
Universal Forest Products, Inc. †	1,006	33

		573

Chemicals - 2.1%
Aceto Corp. †	1,600	14
American Vanguard Corp. †	1,200	18
Arch Chemicals, Inc.	1,616	59
Balchem Corp. †	1,200	33
Ferro Corp. †	2,793	62
Fuller (H.B.) Co. †	3,093	81
Grace (W.R.) & Co. * †	4,534	119
Hercules, Inc.	7,274	157
ICO, Inc. * †	1,800	10
Innophos Holdings, Inc.	700	26
Innospec, Inc.	1,460	23
Landec Corp. *	1,500	14
Minerals Technologies, Inc. †	1,206	79
NewMarket Corp.	875	59
Olin Corp. †	4,806	129
OM Group, Inc. * †	1,934	72
Penford Corp. †	700	12
PolyOne Corp. * †	5,956	49
Quaker Chemical Corp. †	600	18
Rockwood Holdings, Inc. *	2,666	101
Schulman (A.), Inc. †	1,754	42

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Chemicals - 2.1% continued
Sensient Technologies Corp.	3,073	$90
ShengdaTech, Inc. * †	1,900	18
Solutia, Inc. *	5,300	89
Spartech Corp.	1,970	21
Stepan Co. †	343	20
Symyx Technologies, Inc. * †	2,130	23
Westlake Chemical Corp. †	1,200	23
Zep, Inc.	1,326	26
Zoltek Cos., Inc. * †	1,700	29

		1,516

Coal - 0.2%
International Coal Group, Inc. * †	8,100	83
James River Coal Co. *	1,600	68
National Coal Corp. * †	1,700	14
Westmoreland Coal Co. * †	600	12

		177

Commercial Services - 5.5%
Aaron Rents, Inc. †	2,935	84
ABM Industries, Inc. †	2,833	74
Administaff, Inc. †	1,398	38
Advance America Cash Advance Centers, Inc. †	2,780	14
Advisory Board (The) Co. * †	1,079	33
Albany Molecular Research, Inc. *	1,489	26
American Public Education, Inc. * †	708	32
AMN Healthcare Services, Inc. *	2,111	40
Arbitron, Inc. †	1,709	82
Bankrate, Inc. * †	810	26
BearingPoint, Inc. * †	14,400	16
Bowne & Co., Inc.	1,757	21
Capella Education Co. * †	900	45
Cardtronics, Inc. * †	800	6
CBIZ, Inc. * †	2,921	25
CDI Corp. †	864	22
Cenveo, Inc. *	3,070	32
Chemed Corp. †	1,448	63
China Direct, Inc. *	500	4
Coinstar, Inc. * †	1,811	60
Consolidated Graphics, Inc. * †	584	23
Corinthian Colleges, Inc. * †	5,400	72
Cornell Cos., Inc. * †	700	19
Corvel Corp. *	486	14
CoStar Group, Inc. * †	1,195	63
CRA International, Inc. * †	709	28
Cross Country Healthcare, Inc. * †	2,013	32
Deluxe Corp. †	3,300	54
Dollar Financial Corp. * †	1,500	27
Dollar Thrifty Automotive Group * †	1,327	6
DynCorp International, Inc., Class A *	1,600	25
Electro Rent Corp. †	1,370	19
Emergency Medical Services Corp., Class A * †	600	20
Euronet Worldwide, Inc. *	2,990	56
ExlService Holdings, Inc. * †	891	10
First Advantage Corp., Class A *	632	11
Forrester Research, Inc. * †	975	34
Gartner, Inc. * †	3,783	100
Geo Group (The), Inc. * †	3,240	72
Gevity HR, Inc. †	1,552	13
Global Cash Access Holdings, Inc. * †	2,662	16
Great Lakes Dredge & Dock Corp. †	2,500	19
H&E Equipment Services, Inc. * †	1,000	14
Hackett Group (The), Inc. * †	2,600	17
Healthcare Services Group †	2,791	54
Heartland Payment Systems, Inc. †	1,600	36
Heidrick & Struggles International, Inc. †	1,154	35
Hill International, Inc. *	1,500	29
HMS Holdings Corp. * †	1,600	40
Hudson Highland Group, Inc. * †	1,649	15
Huron Consulting Group, Inc. * †	1,324	85
ICF International, Inc. *	400	7
ICT Group, Inc. *	500	4
Integrated Electrical Services, Inc. * †	500	11
Interactive Data Corp.	2,300	69
Jackson Hewitt Tax Service, Inc.	1,800	31
K12, Inc. * †	364	9
Kelly Services, Inc., Class A	1,654	32
Kendle International, Inc. * †	800	40
Kenexa Corp. * †	1,415	33
Kforce, Inc. *	2,000	21
Korn/Ferry International * †	2,940	52
Landauer, Inc.	615	40
Learning Tree International, Inc. * †	600	9
LECG Corp. * †	1,700	14
Lincoln Educational Services Corp. *	300	5
Live Nation, Inc. * †	4,800	77
MAXIMUS, Inc. †	1,168	43
McGrath Rentcorp †	1,472	42
Midas, Inc. * †	896	13
Monro Muffler, Inc.	1,028	21

EQUITY PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Commercial Services - 5.5% continued
MPS Group, Inc. * †	5,993	$69
Multi-Color Corp. †	650	15
National Research Corp.	100	3
Navigant Consulting, Inc. * †	3,103	54
Net 1 UEPS Technologies, Inc. * †	2,900	78
Odyssey Marine Exploration, Inc. * †	3,100	15
On Assignment, Inc. * †	2,200	21
Parexel International Corp. *	3,590	114
PeopleSupport, Inc. * †	1,400	17
PharmaNet Development Group, Inc. * †	1,197	31
PHH Corp. * †	3,500	53
Pre-Paid Legal Services, Inc. * †	493	22
PRG-Schultz International, Inc. *	1,000	12
Princeton Review, Inc. * †	900	7
Protection One, Inc. * †	400	3
Providence Service (The) Corp. * †	794	10
Rent-A-Center, Inc. *	4,200	95
Resources Connection, Inc. *	2,904	70
Riskmetrics Group, Inc. * †	1,327	29
Rollins, Inc. †	2,712	48
RSC Holdings, Inc. * †	3,000	30
Sotheby’s †	4,356	117
Spherion Corp. *	3,471	18
Standard Parking Corp. *	500	11
Steiner Leisure Ltd. * †	1,100	39
Stewart Enterprises, Inc., Class A †	5,389	50
SuccessFactors, Inc. * †	1,500	17
Team, Inc. * †	1,200	46
TeleTech Holdings, Inc. *	2,525	39
TNS, Inc. * †	1,600	37
TrueBlue, Inc. *	2,774	46
Universal Technical Institute, Inc. * †	1,400	24
Valassis Communications, Inc. * †	3,000	28
Viad Corp.	1,300	41
VistaPrint Ltd. * †	2,800	93
Volt Information Sciences, Inc. * †	784	11
Watson Wyatt Worldwide, Inc., Class A †	2,729	160
Wright Express Corp. *	2,460	73

		4,020

Computers - 2.3%
3D Systems Corp. * †	1,200	15
3PAR, Inc. *	1,734	19
Agilysys, Inc. †	1,490	19
CACI International, Inc., Class A *	1,900	96
CIBER, Inc. *	3,385	26
Cogo Group, Inc. * †	1,700	9
Compellent Technologies, Inc. * †	900	12
COMSYS IT Partners, Inc. * †	900	11
Cray, Inc. * †	2,100	12
Data Domain, Inc. * †	2,136	49
Echelon Corp. * †	1,827	24
Electronics for Imaging, Inc. * †	3,386	56
Henry (Jack) & Associates, Inc. †	4,807	96
Hutchinson Technology, Inc. * †	1,461	21
iGate Corp. *	1,409	16
Imation Corp. †	1,900	40
Immersion Corp. * †	2,000	13
Integral Systems, Inc. of Maryland * †	524	24
InterVoice, Inc. * †	2,553	21
Isilon Systems, Inc. * †	1,600	8
Magma Design Automation, Inc. * †	2,898	15
Manhattan Associates, Inc. * †	1,594	39
Maxwell Technologies, Inc. * †	1,200	15
Mentor Graphics Corp. * †	5,792	71
Mercury Computer Systems, Inc. * †	1,469	14
Micros Systems, Inc. * †	5,166	159
MTS Systems Corp. †	1,126	47
NCI, Inc., Class A * †	400	11
Ness Technologies, Inc. *	2,500	31
Netezza Corp. * †	2,500	34
Netscout Systems, Inc. *	1,900	28
Palm, Inc. †	6,828	58
Perot Systems Corp., Class A *	5,542	99
Quantum Corp. * †	13,096	23
Rackable Systems, Inc. *	1,900	20
Radiant Systems, Inc. * †	1,800	16
Radisys Corp. *	1,397	15
Rimage Corp. * †	600	10
Riverbed Technology, Inc. * †	3,600	61
SI International, Inc. * †	900	28
Silicon Storage Technology, Inc. * †	5,471	18
Smart Modular Technologies WWH, Inc. * †	2,900	9
SRA International, Inc., Class A * †	2,700	63
STEC, Inc. * †	2,000	20
Stratasys, Inc. * †	1,360	23
Super Micro Computer, Inc. * †	1,468	15
SYKES Enterprises, Inc. * †	2,090	42
Synaptics, Inc. * †	1,406	74

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    6    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3 % continued
Computers - 2.3% continued
Syntel, Inc. †	830	$27
Virtusa Corp. *	600	4

		1,676

Cosmetics/Personal Care - 0.2%
Chattem, Inc. * †	1,132	79
Elizabeth Arden, Inc. * †	1,610	33
Inter Parfums, Inc. †	950	14

		126

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc. * †	2,850	46
BMP Sunstone Corp. * †	1,500	8
Brightpoint, Inc. * †	3,220	28
Chindex International, Inc. * †	700	8
Core-Mark Holding Co., Inc. * †	600	18
FGX International Holdings Ltd. * †	900	12
Fossil, Inc. * †	2,900	87
Houston Wire & Cable Co. †	1,100	19
MWI Veterinary Supply, Inc. * †	639	25
Owens & Minor, Inc.	2,669	123
Pool Corp. †	3,000	73
Scansource, Inc. * †	1,734	52
School Specialty, Inc. * †	1,222	37
Titan Machinery, Inc. * †	500	13
United Stationers, Inc. *	1,518	75
Watsco, Inc. †	1,440	74

		698

Diversified Financial Services - 1.7%
Advanta Corp., Class B †	2,464	19
Asset Acceptance Capital Corp. * †	900	10
BGC Partners, Inc., Class A †	2,168	14
Broadpoint Securities Group, Inc. *	1,600	5
Calamos Asset Management, Inc., Class A †	1,254	27
Cityscape Financial Corp. *	2,500	—
Cohen & Steers, Inc. †	1,100	32
CompuCredit Corp. * †	1,122	6
Credit Acceptance Corp. * †	375	6
Diamond Hill Investment Group, Inc. *	100	9
Doral Financial Corp. *	400	5
Duff & Phelps Corp. *	646	13
Encore Capital Group, Inc. * †	900	11
Epoch Holding Corp. †	700	8
Evercore Partners, Inc., Class A †	600	8
FBR Capital Markets Corp. * †	1,800	9
FCStone Group, Inc. * †	1,450	30
Federal Agricultural Mortgage Corp., Class C †	621	18
Financial Federal Corp. †	1,559	39
First Marblehead Corp. (The) †	4,400	18
Friedman Billings Ramsey Group, Inc., Class A * †	9,400	17
GAMCO Investors, Inc., Class A †	516	25
GFI Group, Inc. †	4,204	49
Greenhill & Co., Inc. †	1,100	73
Interactive Brokers Group, Inc., Class A * †	2,600	71
International Assets Holding Corp. *	300	9
KBW, Inc. * †	1,700	50
Knight Capital Group, Inc., Class A *	6,021	104
LaBranche & Co., Inc. *	3,200	21
Ladenburg Thalmann Financial Services, Inc. *	6,500	14
MarketAxess Holdings, Inc. * †	2,000	20
National Financial Partners Corp. †	2,500	50
Nelnet, Inc., Class A	1,100	17
NewStar Financial, Inc. * †	1,542	14
Ocwen Financial Corp. * †	2,259	16
optionsXpress Holdings, Inc. †	2,700	62
Penson Worldwide, Inc. * †	1,100	19
Piper Jaffray Cos. * †	1,189	45
Portfolio Recovery Associates, Inc. * †	1,022	44
Pzena Investment Management, Inc. †	400	4
Sanders Morris Harris Group, Inc. †	1,239	13
Stifel Financial Corp. * †	1,450	59
SWS Group, Inc.	1,572	32
Thomas Weisel Partners Group, Inc. * †	1,200	7
TradeStation Group, Inc. *	2,027	20
US Global Investors, Inc., Class A	800	11
Westwood Holdings Group, Inc. †	300	14
World Acceptance Corp. * †	1,093	43

		1,210

Electric - 2.0%
Allete, Inc. †	1,700	72
Avista Corp. †	3,389	76
Black Hills Corp.	2,441	83
Central Vermont Public Service Corp. †	600	15
CH Energy Group, Inc. †	1,011	40
Cleco Corp. †	3,819	96
El Paso Electric Co. *	2,843	60
Empire District Electric (The) Co. †	2,159	46
EnerNOC, Inc. * †	600	9
Idacorp, Inc. †	2,858	85
ITC Holdings Corp. †	3,176	178

EQUITY PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Electric - 2.0% continued
MGE Energy, Inc. †	1,446	$49
NorthWestern Corp.	2,500	66
Ormat Technologies, Inc. †	1,146	57
Otter Tail Corp. †	1,937	77
Pike Electric Corp. *	1,100	21
PNM Resources, Inc. †	4,927	58
PNM Resources, Inc. - Fractional Shares (1)	50,000	—
Portland General Electric Co. †	4,000	102
Synthesis Energy Systems, Inc. * †	1,600	11
UIL Holdings Corp. †	1,601	52
Unisource Energy Corp.	2,177	70
US Geothermal, Inc. * †	4,000	9
Westar Energy, Inc.	6,730	152

		1,484

Electrical Components & Equipment - 1.5%
Advanced Battery Technologies, Inc. * †	2,700	10
Advanced Energy Industries, Inc. * †	2,149	35
American Superconductor Corp. * †	2,669	66
Beacon Power Corp. * †	5,700	8
Belden, Inc. †	2,781	102
Capstone Turbine Corp. * †	9,300	25
China BAK Battery, Inc. * †	1,900	8
Coleman Cable, Inc. *	500	6
Encore Wire Corp. †	1,189	23
Ener1, Inc. * †	2,300	17
Energy Conversion Devices, Inc. * †	2,870	216
EnerSys *	1,700	48
Evergreen Solar, Inc. * †	9,157	86
Fushi Copperweld, Inc. * †	900	10
GrafTech International Ltd. *	7,630	155
Graham Corp. †	300	28
Greatbatch, Inc. * †	1,429	35
Harbin Electric, Inc. * †	400	6
Insteel Industries, Inc. †	1,100	19
Littelfuse, Inc. * †	1,363	48
Medis Technologies Ltd. * †	2,036	6
Orion Energy Systems, Inc. * †	600	4
Powell Industries, Inc. *	452	20
Power-One, Inc. * †	4,752	11
PowerSecure International, Inc. * †	1,100	9
Ultralife Corp. * †	800	9
Universal Display Corp. * †	1,801	25
Valence Technology, Inc. * †	3,300	12
Vicor Corp. †	1,294	13

		1,060

Electronics - 2.7%
American Science & Engineering, Inc. †	566	38
Analogic Corp.	818	55
Axsys Technologies, Inc. * †	600	41
Badger Meter, Inc. †	900	41
Bel Fuse, Inc., Class B †	722	20
Benchmark Electronics, Inc. * †	4,291	71
Brady Corp., Class A	3,146	116
Checkpoint Systems, Inc. * †	2,494	53
China Security & Surveillance Technology, Inc. * †	1,700	30
Cogent, Inc. * †	2,598	29
Coherent, Inc. *	1,500	54
CTS Corp. †	2,156	29
Cymer, Inc. *	1,975	59
Daktronics, Inc. †	2,106	37
Dionex Corp. * †	1,209	79
Eagle Test Systems, Inc. *	900	13
Electro Scientific Industries, Inc. * †	1,766	25
Excel Technology, Inc. *	200	6
FARO Technologies, Inc. * †	1,100	26
FEI Co. * †	2,276	62
ICx Technologies, Inc. * †	900	7
II-VI, Inc. * †	1,528	67
Kemet Corp. * †	5,333	9
L-1 Identity Solutions, Inc. * †	4,212	69
LaBarge, Inc. * †	800	12
Measurement Specialties, Inc. *	900	16
Methode Electronics, Inc.	2,445	27
Microvision, Inc. * †	4,400	12
Multi-Fineline Electronix, Inc. * †	500	9
Newport Corp. * †	2,357	22
NVE Corp. * †	300	9
OSI Systems, Inc. * †	1,008	23
OYO Geospace Corp. * †	200	10
Park Electrochemical Corp. †	1,255	35
Photon Dynamics, Inc. * †	1,100	17
Plexus Corp. * †	2,492	70
Rofin-Sinar Technologies, Inc. * †	1,918	78
Rogers Corp. * †	1,084	43
Sanmina-SCI Corp. *	33,900	80
Sonic Solutions, Inc. * †	1,375	6

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    8    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Electronics - 2.7% continued
Stoneridge, Inc. * †	900	$11
Taser International, Inc. * †	3,982	26
Technitrol, Inc.	2,611	41
TTM Technologies, Inc. * †	2,705	32
Varian, Inc. *	1,912	95
Watts Water Technologies, Inc., Class A †	1,879	53
Woodward Governor Co. †	3,732	173
Zygo Corp. *	1,000	11

		1,947

Energy - Alternate Sources - 0.3%
Akeena Solar, Inc. * †	1,400	6
Ascent Solar Technologies, Inc. * †	500	4
Aventine Renewable Energy Holdings, Inc. * †	1,800	11
Clean Energy Fuels Corp. * †	1,400	24
Comverge, Inc. * †	1,400	9
Evergreen Energy, Inc. * †	5,426	10
FuelCell Energy, Inc. * †	4,429	31
GreenHunter Energy, Inc. * †	300	5
Headwaters, Inc. * †	2,647	41
Pacific Ethanol, Inc. *	2,800	6
Plug Power, Inc. * †	5,100	14
Quantum Fuel Systems Technologies Worldwide, Inc. * †	4,400	8
VeraSun Energy Corp. * †	6,511	37

		206

Engineering & Construction - 0.7%
Baker (Michael) Corp. * †	500	17
Dycom Industries, Inc. *	2,558	41
EMCOR Group, Inc. *	4,372	149
ENGlobal Corp. * †	1,700	29
Exponent, Inc. *	950	29
Granite Construction, Inc. †	2,138	78
Insituform Technologies, Inc., Class A * †	1,718	32
Layne Christensen Co. *	1,248	69
Orion Marine Group, Inc. *	1,400	18
Perini Corp. *	1,758	47
Stanley, Inc. *	600	21
Sterling Construction Co., Inc. * †	700	13
VSE Corp. †	200	7

		550

Entertainment - 0.7%
Bally Technologies, Inc. *	3,461	119
Bluegreen Corp. * †	800	9
Churchill Downs, Inc. †	593	26
Cinemark Holdings, Inc. †	1,900	28
Dover Downs Gaming & Entertainment, Inc. †	917	7
Dover Motorsports, Inc. †	1,000	5
Elixir Gaming Technologies, Inc. *	4,300	2
Great Wolf Resorts, Inc. * †	1,790	9
Isle of Capri Casinos, Inc. * †	877	6
Macrovision Solutions Corp. * †	5,283	82
National CineMedia, Inc. †	2,700	30
Pinnacle Entertainment, Inc. * †	3,872	43
Rick’s Cabaret International, Inc. * †	400	6
Shuffle Master, Inc. * †	3,509	18
Six Flags, Inc. * †	4,636	5
Speedway Motorsports, Inc. †	862	19
Steinway Musical Instruments *	472	14
Vail Resorts, Inc. * †	2,010	88

		516

Environmental Control - 1.0%
American Ecology Corp.	1,100	36
Calgon Carbon Corp. * †	2,639	56
Casella Waste Systems, Inc., Class A * †	1,468	19
Clean Harbors, Inc. * †	1,197	97
Darling International, Inc. *	5,146	71
EnergySolutions, Inc.	2,100	39
Fuel Tech, Inc. * †	1,100	20
Met-Pro Corp. †	1,000	14
Metalico, Inc. * †	1,600	21
Mine Safety Appliances Co. †	1,978	72
Rentech, Inc. * †	10,600	25
Tetra Tech, Inc. *	3,808	109
Waste Connections, Inc. *	4,204	153
Waste Services, Inc. * †	1,533	13

		745

Food - 1.9%
American Dairy, Inc. * †	500	5
Arden Group, Inc., Class A †	43	7
B&G Foods, Inc. †	1,300	10
Cal-Maine Foods, Inc. †	800	32
Calavo Growers, Inc. †	700	8
Chiquita Brands International, Inc. * †	2,754	40
Diamond Foods, Inc. †	1,000	25
Flowers Foods, Inc. †	4,900	130
Fresh Del Monte Produce, Inc. * †	2,700	63
Great Atlantic & Pacific Tea Co. * †	2,301	38
Hain Celestial Group, Inc. * †	2,561	67

EQUITY PORTFOLIOS    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3 % continued
Food - 1.9% continued
HQ Sustainable Maritime Industries, Inc. * †	400	$3
Imperial Sugar Co.	800	11
Ingles Markets, Inc., Class A †	773	19
J & J Snack Foods Corp. †	900	30
Lancaster Colony Corp. †	1,251	43
Lance, Inc. †	1,777	36
Lifeway Foods, Inc. * †	300	3
M & F Worldwide Corp. * †	739	33
Nash Finch Co. †	855	35
Pilgrims Pride Corp. †	2,859	37
Ralcorp Holdings, Inc. *	3,568	219
Ruddick Corp. †	2,688	86
Sanderson Farms, Inc. †	1,271	44
Seaboard Corp. †	18	23
Smart Balance, Inc. * †	4,000	26
Spartan Stores, Inc.	1,400	32
Tootsie Roll Industries, Inc. †	1,575	45
TreeHouse Foods, Inc. * †	2,000	55
United Natural Foods, Inc. * †	2,746	53
Village Super Market, Class A †	200	9
Weis Markets, Inc. †	659	25
Winn-Dixie Stores, Inc. * †	3,500	49
Zhongpin, Inc. *	1,200	15

		1,356

Forest Products & Paper - 0.5%
AbitibiBowater, Inc. * †	3,356	22
Boise, Inc. * †	2,400	7
Buckeye Technologies, Inc. *	2,526	23
Deltic Timber Corp. †	653	40
Glatfelter	2,839	42
Kapstone Paper and Packaging Corp. *	1,200	9
Mercer International, Inc. * †	1,900	12
Neenah Paper, Inc. †	900	17
Potlatch Corp.	2,479	116
Schweitzer-Mauduit International, Inc. †	1,016	19
Verso Paper Corp. †	900	4
Wausau Paper Corp.	2,858	25
Xerium Technologies, Inc.	1,200	9

		345

Gas - 1.1%
Chesapeake Utilities Corp. †	400	12
EnergySouth, Inc. †	439	27
Laclede Group (The), Inc. †	1,371	62
New Jersey Resources Corp. †	2,659	96
Nicor, Inc. †	2,900	133
Northwest Natural Gas Co. †	1,622	79
Piedmont Natural Gas Co., Inc. †	4,700	136
South Jersey Industries, Inc. †	1,862	66
Southwest Gas Corp. †	2,820	86
WGL Holdings, Inc. †	3,200	103

		800

Hand/Machine Tools - 0.4%
Baldor Electric Co. †	2,918	104
Franklin Electric Co., Inc. †	1,472	64
K-Tron International, Inc. *	100	15
Regal-Beloit Corp. †	2,051	96
Thermadyne Holdings Corp. *	800	18

		297

Healthcare - Products - 3.9%
Abaxis, Inc. * †	1,400	28
Abiomed, Inc. * †	1,900	34
Accuray, Inc. * †	2,290	19
Affymetrix, Inc. * †	4,400	38
Align Technology, Inc. * †	3,931	51
Alphatec Holdings, Inc. * †	1,600	8
American Medical Systems Holdings, Inc. * †	4,620	82
Angiodynamics, Inc. *	1,547	25
Arthrocare Corp. * †	1,677	43
Atrion Corp. †	100	11
Bruker Corp. * †	3,188	49
Caliper Life Sciences, Inc. * †	3,100	9
Cantel Medical Corp. *	800	8
Cardiac Science Corp. *	1,200	12
CardioNet, Inc. * †	300	9
Cepheid, Inc. * †	3,642	68
Columbia Laboratories, Inc. * †	3,000	11
Conceptus, Inc. * †	1,900	32
Conmed Corp. * †	1,823	58
CryoLife, Inc. *	1,800	28
Cyberonics, Inc. * †	1,531	33
Cynosure, Inc., Class A * †	600	15
Datascope Corp.	890	44
DexCom, Inc. * †	1,700	12
ev3, Inc. * †	4,503	55
Exactech, Inc. *	500	13
Genomic Health, Inc. * †	900	20
Haemonetics Corp. of Massachusetts *	1,680	105
Hanger Orthopedic Group, Inc. * †	1,500	25

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    10    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Healthcare - Products - 3.9% continued
Hansen Medical, Inc., * †	1,064	$13
ICU Medical, Inc. * †	659	20
Immucor, Inc. *	4,464	144
Insulet Corp. * †	1,200	17
Integra LifeSciences Holdings Corp. * †	1,146	56
Invacare Corp. †	2,036	52
IRIS International, Inc. * †	1,200	22
Kensey Nash Corp. * †	479	17
Luminex Corp. * †	2,617	67
Masimo Corp. * †	2,895	116
Medical Action Industries, Inc. *	900	12
Mentor Corp. †	2,171	54
Meridian Bioscience, Inc. †	2,575	73
Merit Medical Systems, Inc. *	1,738	34
Micrus Endovascular Corp. * †	1,000	13
Natus Medical, Inc. * †	1,700	42
NuVasive, Inc. * †	2,300	110
NxStage Medical, Inc. * †	1,200	5
OraSure Technologies, Inc. * †	2,950	15
Orthofix International N.V. * †	1,100	27
Orthovita, Inc. * †	4,200	13
Palomar Medical Technologies, Inc. * †	1,200	17
PSS World Medical, Inc. *	3,914	71
Quidel Corp. * †	1,800	35
Sirona Dental Systems, Inc. * †	1,100	30
Somanetics Corp. * †	800	20
SonoSite, Inc. * †	1,120	38
Spectranetics Corp. * †	2,100	17
Stereotaxis, Inc. * †	1,797	12
STERIS Corp.	3,700	136
SurModics, Inc. * †	1,029	40
Symmetry Medical, Inc. * †	2,220	38
Synovis Life Technologies, Inc. * †	800	18
Thoratec Corp. *	3,472	92
TomoTherapy, Inc. * †	2,700	17
Trans1, Inc. * †	800	7
Vision-Sciences, Inc. *	1,100	4
Vital Images, Inc. * †	1,100	17
Vital Signs, Inc. †	482	36
Vnus Medical Technologies, Inc. * †	800	18
Volcano Corp. * †	3,000	55
West Pharmaceutical Services, Inc. †	2,104	103
Wright Medical Group, Inc. * †	2,398	74
Zoll Medical Corp. * †	1,332	46

		2,808

Healthcare - Services - 2.0%
Air Methods Corp. * †	700	20
Alliance Imaging, Inc. * †	1,600	19
Almost Family, Inc. * †	400	18
Amedisys, Inc. * †	1,708	91
AMERIGROUP Corp. *	3,400	88
Amsurg Corp. *	2,045	55
Apria Healthcare Group, Inc. *	2,800	55
Assisted Living Concepts, Inc., Class A *	3,500	25
Bio-Reference Labs, Inc. * †	704	20
Capital Senior Living Corp. *	1,400	11
Centene Corp. *	2,758	62
Emeritus Corp. * †	1,200	27
Ensign Group, Inc. (The) †	500	8
Five Star Quality Care, Inc. * †	2,000	8
Genoptix, Inc. * †	532	19
Gentiva Health Services, Inc. *	1,594	44
Healthsouth Corp. * †	5,599	101
Healthspring, Inc. * †	3,200	64
Healthways, Inc. * †	2,180	42
IPC The Hospitalist Co, Inc. * †	400	10
Kindred Healthcare, Inc. *	1,762	54
LHC Group, Inc. *	997	29
Life Sciences Research, Inc. *	600	21
Magellan Health Services, Inc. *	2,600	113
Medcath Corp. *	1,000	21
Molina Healthcare, Inc. * †	900	28
National Healthcare Corp. †	486	24
Nighthawk Radiology Holdings, Inc. *	1,500	13
Odyssey HealthCare, Inc. * †	2,139	21
Psychiatric Solutions, Inc. * †	3,500	132
RadNet, Inc. * †	1,400	9
RehabCare Group, Inc. *	1,121	21
Res-Care, Inc. * †	1,600	31
Skilled Healthcare Group, Inc., Class A * †	1,100	18
Sun Healthcare Group, Inc. *	2,800	48
Sunrise Senior Living, Inc. * †	2,840	58
Triple-S Management Corp., Class B * †	922	16
U.S. Physical Therapy, Inc. *	800	16
Virtual Radiologic Corp. * †	400	5

		1,465

EQUITY PORTFOLIOS    11    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3 % continued
Holding Companies - Diversified - 0.0%
Compass Diversified Trust	1,500	$19
Resource America, Inc., Class A †	627	8

		27

Home Builders - 0.4%
Amrep Corp. * †	100	5
Beazer Homes USA, Inc. * †	2,500	17
Brookfield Homes Corp. †	621	8
Cavco Industries, Inc. * †	400	14
Champion Enterprises, Inc. *	4,954	24
Fleetwood Enterprises, Inc. * †	5,003	11
Hovnanian Enterprises, Inc., Class A * †	2,900	21
M/I Homes, Inc. †	874	16
Meritage Homes Corp. * †	1,900	45
Palm Harbor Homes, Inc. * †	691	6
Ryland Group, Inc.	2,700	63
Skyline Corp. †	408	9
Standard Pacific Corp. * †	7,900	25
Winnebago Industries, Inc. †	1,872	21

		285

Home Furnishings - 0.5%
American Woodmark Corp. †	738	18
Audiovox Corp., Class A * †	1,137	11
DTS, Inc. * †	1,100	35
Ethan Allen Interiors, Inc. †	1,600	44
Furniture Brands International, Inc. †	2,700	24
Hooker Furniture Corp. †	604	10
Kimball International, Inc., Class B	2,089	22
La-Z-Boy, Inc. †	3,300	25
Sealy Corp. †	2,900	19
Tempur-Pedic International, Inc. †	4,760	54
TiVo, Inc. * †	6,433	55
Universal Electronics, Inc. * †	891	23

		340

Household Products/Wares - 0.6%
ACCO Brands Corp. * †	3,500	30
American Greetings Corp., Class A †	3,100	50
Blyth, Inc.	1,600	25
Central Garden and Pet Co., Class A *	4,247	22
CSS Industries, Inc. †	442	12
Ennis, Inc.	1,632	27
Helen of Troy Ltd. * †	1,900	46
Prestige Brands Holdings, Inc. *	2,200	21
Russ Berrie & Co., Inc. * †	1,147	9
Spectrum Brands, Inc. * †	2,600	4
Standard Register (The) Co. †	984	11
Tupperware Brands Corp.	3,945	141
WD-40 Co.	1,034	36

		434

Housewares - 0.0%
Libbey, Inc. †	900	9
National Presto Industries, Inc. †	250	19

		28

Insurance - 3.7%
AMBAC Financial Group, Inc. †	18,300	131
AmCOMP, Inc. * †	800	10
American Equity Investment Life Holding Co. †	3,500	32
American Physicians Capital, Inc. †	506	21
American Safety Insurance Holdings Ltd. * †	700	10
Amerisafe, Inc. *	1,200	22
Amtrust Financial Services, Inc.	1,000	14
Argo Group International Holdings Ltd. * †	2,006	75
Aspen Insurance Holdings Ltd.	5,500	149
Assured Guaranty Ltd. †	3,575	58
Baldwin & Lyons, Inc., Class B †	518	11
Castlepoint Holdings Ltd. †	2,100	24
Citizens, Inc. of Texas * †	2,400	17
CNA Surety Corp. * †	1,077	17
Crawford & Co., Class B * †	1,500	21
Darwin Professional Underwriters, Inc. *	500	16
Delphi Financial Group, Inc., Class A	2,657	71
Donegal Group, Inc., Class A	698	13
eHealth, Inc. * †	1,600	24
EMC Insurance Group, Inc.	356	9
Employers Holdings, Inc.	3,200	56
Enstar Group Ltd. *	300	35
FBL Financial Group, Inc., Class A	803	18
First Acceptance Corp. * †	1,105	4
First Mercury Financial Corp. * †	929	14
Flagstone Reinsurance Holdings Ltd. †	1,900	23
FPIC Insurance Group, Inc. * †	500	26
Greenlight Capital Re Ltd., Class A * †	1,900	39
Hallmark Financial Services, Inc. * †	400	4
Harleysville Group, Inc. †	797	29
Hilb, Rogal & Hobbs Co.	2,291	104
Horace Mann Educators Corp. †	2,629	39
Independence Holding Co. †	434	6
Infinity Property & Casualty Corp.	1,007	47
IPC Holdings Ltd.	3,197	101

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    12    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Insurance - 3.7% continued
Kansas City Life Insurance Co.	300	$14
LandAmerica Financial Group, Inc. †	1,037	18
Life Partners Holdings, Inc. †	400	12
Maiden Holdings Ltd. †	3,200	21
Max Capital Group Ltd. †	3,617	94
Meadowbrook Insurance Group, Inc.	3,588	24
Montpelier Re Holdings Ltd. †	5,934	96
National Interstate Corp. †	400	8
National Western Life Insurance Co., Class A †	103	25
Navigators Group, Inc. * †	788	41
NYMAGIC, Inc. †	300	7
Odyssey Re Holdings Corp. †	1,535	58
Phoenix Companies (The), Inc. †	7,260	86
Platinum Underwriters Holdings Ltd.	3,105	112
PMA Capital Corp., Class A *	2,024	19
PMI Group (The), Inc. †	5,200	19
Presidential Life Corp.	1,379	25
Primus Guaranty Ltd. * †	1,500	7
ProAssurance Corp. *	2,022	109
Quanta Capital Holdings Ltd. †	4,500	12
Radian Group, Inc. †	5,100	20
RLI Corp.	1,138	64
Safety Insurance Group, Inc.	1,055	45
SeaBright Insurance Holdings, Inc. *	1,355	16
Selective Insurance Group, Inc. †	3,420	83
State Auto Financial Corp.	857	26
Stewart Information Services Corp. †	1,057	20
Tower Group, Inc. †	1,300	27
United America Indemnity Ltd., Class A * †	1,300	20
United Fire & Casualty Co. †	1,452	43
Universal American Corp. * †	2,474	33
Validus Holdings Ltd. †	4,102	98
Zenith National Insurance Corp. †	2,391	91

		2,683

Internet - 2.7%
1-800-FLOWERS.COM, Inc., Class A * †	1,726	11
Art Technology Group, Inc. *	8,200	34
AsiaInfo Holdings, Inc. *	2,200	29
Avocent Corp. *	2,902	68
Bidz.com, Inc. * †	400	3
Blue Coat Systems, Inc. * †	2,098	39
Blue Nile, Inc. * †	858	36
China Information Security Technology, Inc. * †	1,500	8
Chordiant Software, Inc. *	1,920	11
CMGI, Inc. * †	3,156	37
Cogent Communications Group, Inc. * †	3,000	28
comScore, Inc. * †	1,203	25
Constant Contact, Inc. * †	1,319	23
CyberSource Corp. * †	4,456	77
DealerTrack Holdings, Inc. * †	2,666	49
Dice Holdings, Inc. * †	963	9
Digital River, Inc. * †	2,302	101
drugstore.com, Inc. * †	5,300	13
Earthlink, Inc. * †	6,974	65
Entrust, Inc. * †	3,900	9
eResearch Technology, Inc. * †	2,700	36
Global Sources Ltd. * †	1,090	12
GSI Commerce, Inc. * †	1,497	24
HSW International, Inc. * †	1,800	5
i2 Technologies, Inc. * †	1,000	14
Ibasis, Inc. †	2,000	7
Infospace, Inc.	2,198	26
Internap Network Services Corp. * †	3,219	10
Internet Brands, Inc. * †	1,400	10
Internet Capital Group, Inc. * †	2,500	21
Interwoven, Inc. * †	2,915	43
j2 Global Communications, Inc. * †	2,866	71
Keynote Systems, Inc. * †	900	13
Knot (The), Inc. * †	1,800	16
Limelight Networks, Inc. * †	1,837	7
Liquidity Services, Inc. * †	900	10
LoopNet, Inc. * †	1,900	20
Mercadolibre, Inc. * †	1,616	50
Move, Inc. * †	8,156	22
NetFlix, Inc. * †	2,576	79
NIC, Inc.	2,534	18
NutriSystem, Inc. †	1,900	38
Online Resources Corp. * †	1,900	17
Orbitz Worldwide, Inc. * †	2,300	14
Overstock.com, Inc. * †	964	20
PC-Tel, Inc.	1,300	13
Perficient, Inc. * †	2,100	17
RealNetworks, Inc. * †	5,800	38
S1 Corp. *	3,208	24
Safeguard Scientifics, Inc. * †	7,800	11
Sapient Corp. *	5,648	52
Secure Computing Corp. * †	3,402	15
Shutterfly, Inc. * †	1,300	12

EQUITY PORTFOLIOS    13    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Internet - 2.7% continued
SonicWALL, Inc. * †	3,710	$24
Sourcefire, Inc. * †	1,300	10
Stamps.com, Inc. * †	899	12
SupportSoft, Inc. *	3,000	10
TechTarget, Inc. * †	900	6
TeleCommunication Systems, Inc., Class A * †	2,200	18
Terremark Worldwide, Inc. * †	3,400	25
TheStreet.com, Inc. †	1,100	8
thinkorswim Group, Inc. * †	3,300	33
TIBCO Software, Inc. * †	11,900	97
United Online, Inc. †	4,889	52
ValueClick, Inc. * †	5,529	71
Vasco Data Security International, Inc. * †	1,700	24
Vignette Corp. *	1,600	22
Vocus, Inc. * †	1,000	36
Websense, Inc. * †	2,886	65
Website Pros, Inc. *	1,800	11

		1,984

Investment Companies - 0.6%
Ampal-American Israel Corp., Class A * †	1,300	6
Apollo Investment Corp. †	9,100	161
Ares Capital Corp. †	6,223	75
BlackRock Kelso Capital Corp. †	806	9
Capital Southwest Corp. †	151	20
Gladstone Capital Corp. †	1,323	21
Gladstone Investment Corp.	1,400	10
Harris & Harris Group, Inc., Class A * †	1,500	11
Hercules Technology Growth Capital, Inc. †	2,100	22
Kohlberg Capital Corp. †	1,100	12
MCG Capital Corp. †	4,890	17
Medallion Financial Corp. †	1,000	10
MVC Capital, Inc. †	1,600	24
NGP Capital Resources Co. †	1,400	23
Patriot Capital Funding, Inc. †	1,300	10
PennantPark Investment Corp. †	1,400	11
Prospect Capital Corp. †	1,700	24

		466

Iron/Steel - 0.1%
China Precision Steel, Inc. * †	1,100	6
General Steel Holdings, Inc. * †	700	10
Olympic Steel, Inc. †	600	29
Sutor Technology Group Ltd. * †	500	3
Universal Stainless & Alloy *	400	14

		62

Leisure Time - 0.6%
Ambassadors Group, Inc. †	1,188	20
Brunswick Corp. †	5,600	77
Callaway Golf Co.	4,199	57
Life Time Fitness, Inc. * †	2,200	78
Marine Products Corp. †	662	5
Nautilus, Inc. * †	1,470	8
Polaris Industries, Inc. †	2,122	96
Town Sports International Holdings, Inc. * †	1,123	12
WMS Industries, Inc. *	2,827	95

		448

Lodging - 0.3%
Ameristar Casinos, Inc. †	1,672	28
Gaylord Entertainment Co. * †	2,579	89
Lodgian, Inc. *	1,020	9
Marcus Corp. †	1,277	22
Monarch Casino & Resort, Inc. * †	700	9
Morgans Hotel Group Co. * †	1,700	29
Riviera Holdings Corp. * †	700	8

		194

Machinery - Construction & Mining - 0.0%
Astec Industries, Inc. * †	1,150	40

Machinery - Diversified - 1.9%
Alamo Group, Inc.	400	8
Albany International Corp., Class A †	1,849	57
Altra Holdings, Inc. *	1,700	31
Applied Industrial Technologies, Inc. †	2,707	79
Briggs & Stratton Corp. †	3,100	46
Cascade Corp. †	562	29
Chart Industries, Inc. * †	1,800	83
Cognex Corp. †	2,726	55
Columbus McKinnon Corp. of New York *	1,200	33
DXP Enterprises, Inc. * †	200	12
Flow International Corp. * †	2,400	16
Gehl Co. * †	678	10
Gerber Scientific, Inc. * †	1,500	13
Gorman-Rupp (The) Co. †	937	38
Hurco Cos., Inc. * †	400	13
Intermec, Inc. * †	3,914	79
Intevac, Inc. * †	1,400	14
iRobot Corp. * †	1,200	17
Kadant, Inc. *	885	21
Key Technology, Inc. *	400	11
Lindsay Corp. †	727	60
Middleby Corp. * †	1,066	57

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    14    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Machinery - Diversified - 1.9% continued
NACCO Industries, Inc., Class A †	438	$51
Nordson Corp. †	2,194	118
Presstek, Inc. * †	1,800	10
Raser Technologies, Inc. * †	2,900	25
Robbins & Myers, Inc. †	1,818	82
Sauer-Danfoss, Inc. †	717	23
Tecumseh Products Co., Class A * †	1,062	28
Tennant Co. †	1,072	33
TurboChef Technologies, Inc. * †	1,500	9
Twin Disc, Inc. †	500	9
Wabtec Corp.	3,090	183

		1,353

Media - 0.7%
AH Belo Corp., Class A †	1,320	6
Belo Corp., Class A †	5,700	42
Charter Communications, Inc., Class A * †	25,999	27
Citadel Broadcasting Corp. * †	11,600	11
CKX, Inc. *	3,300	26
Courier Corp. †	671	14
Cox Radio, Inc., Class A * †	1,600	18
Crown Media Holdings, Inc., Class A * †	700	4
Cumulus Media, Inc., Class A * †	1,507	7
DG FastChannel, Inc. * †	1,000	24
Dolan Media Co. * †	1,366	21
Entercom Communications Corp., Class A †	1,700	10
Entravision Communications Corp., Class A * †	3,800	12
Fisher Communications, Inc. †	475	17
GateHouse Media, Inc. †	1,983	1
Global Traffic Network, Inc. * †	800	8
Gray Television, Inc. †	2,773	7
Idearc, Inc. †	9,900	16
Journal Communications, Inc., Class A †	2,700	14
Lee Enterprises, Inc. †	2,800	11
LIN TV Corp., Class A * †	1,582	10
Martha Stewart Living Omnimedia, Inc., Class A * †	1,641	13
McClatchy Co., Class A †	3,600	13
Media General, Inc., Class A †	1,500	18
Mediacom Communications Corp., Class A * †	2,485	21
Outdoor Channel Holdings, Inc. * †	1,000	8
Playboy Enterprises, Inc., Class B * †	1,295	6
Primedia, Inc. †	1,606	5
R.H. Donnelley Corp. * †	4,400	16
Scholastic Corp. †	1,536	40
Sinclair Broadcast Group, Inc., Class A †	3,399	24
Value Line, Inc. †	100	4
Westwood One, Inc. * †	3,900	3
World Wrestling Entertainment, Inc., Class A †	1,311	21

		498

Metal Fabrication/Hardware - 1.0%
Ampco-Pittsburgh Corp.	500	22
Castle (A.M.) & Co. †	1,100	22
CIRCOR International, Inc.	1,108	67
Dynamic Materials Corp. †	800	25
Foster (L.B.) Co., Class A * †	700	27
Furmanite Corp. * †	2,300	27
Haynes International, Inc. * †	700	41
Kaydon Corp. †	1,796	100
Ladish Co., Inc. * †	900	24
Lawson Products, Inc. †	320	10
Mueller Industries, Inc.	2,337	65
Mueller Water Products, Inc., Class A †	7,300	79
NN, Inc. †	1,000	16
Northwest Pipe Co. * †	600	35
Omega Flex, Inc.	200	4
RBC Bearings, Inc. *	1,400	56
Sun Hydraulics Corp. †	700	23
Worthington Industries, Inc. †	4,069	72

		715

Mining -0.9%
Allied Nevada Gold Corp. * †	2,900	17
AMCOL International Corp. †	1,591	58
Apex Silver Mines Ltd. * †	3,800	11
Brush Engineered Materials, Inc. * †	1,273	37
Coeur d’Alene Mines Corp. * †	35,144	63
Compass Minerals International, Inc. †	2,109	146
General Moly, Inc. * †	4,000	27
Hecla Mining Co. * †	8,138	57
Horsehead Holding Corp. * †	2,300	19
Kaiser Aluminum Corp.	1,000	54
Royal Gold, Inc. †	1,852	64
RTI International Metals, Inc. *	1,429	49
Stillwater Mining Co. * †	2,546	19
United States Lime & Minerals, Inc. *	100	4
Uranium Resources, Inc. * †	3,100	7
USEC, Inc. * †	7,049	41

		673

EQUITY PORTFOLIOS    15    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000$)
COMMON STOCKS - 98.3% continued
Miscellaneous Manufacturing - 2.1%
Actuant Corp., Class A †	3,578	$113
Acuity Brands, Inc. †	2,652	115
American Railcar Industries, Inc. †	600	10
Ameron International Corp.	535	63
AZZ, Inc. * †	800	35
Barnes Group, Inc. †	3,046	73
Blount International, Inc. * †	2,400	30
Ceradyne, Inc. *	1,651	74
China Fire & Security Group, Inc. * †	900	10
Clarcor, Inc. †	3,184	127
Colfax Corp. * †	1,417	35
EnPro Industries, Inc. * †	1,278	54
ESCO Technologies, Inc. * †	1,664	79
Federal Signal Corp. †	3,082	49
Flanders Corp. *	1,000	7
FreightCar America, Inc. †	800	30
GenTek, Inc. * †	600	17
Griffon Corp. * †	1,668	20
Hexcel Corp. * †	6,075	126
Koppers Holdings, Inc. †	1,300	60
LSB Industries, Inc. * †	1,100	27
Lydall, Inc. * †	1,100	13
Matthews International Corp., Class A †	1,938	97
Metabolix, Inc. * †	1,200	14
Movado Group, Inc.	996	23
Myers Industries, Inc. †	1,771	23
NL Industries, Inc. †	398	4
Park-Ohio Holdings Corp. *	500	10
PMFG, Inc. * †	800	21
Polypore International, Inc. * †	1,061	29
Raven Industries, Inc. †	1,008	46
Reddy Ice Holdings, Inc. †	1,100	9
Smith & Wesson Holding Corp. * †	2,400	14
Smith (A.O.) Corp. †	1,277	53
Standex International Corp. †	819	21
Tredegar Corp.	1,510	30
Trimas Corp. * †	800	6

		1,567

Office Furnishings - 0.4%
Herman Miller, Inc. †	3,608	101
HNI Corp. †	2,800	65
Interface, Inc., Class A	3,418	45
Knoll, Inc.	3,090	51

		262

Office/Business Equipment - 0.1%
IKON Office Solutions, Inc. †	5,100	88

Oil & Gas - 4.2%
Abraxas Petroleum Corp. * †	2,700	10
Alon USA Energy, Inc. †	700	9
American Oil & Gas, Inc. * †	2,400	7
APCO Argentina, Inc.	300	9
Approach Resources, Inc. * †	599	8
Arena Resources, Inc. * †	2,420	108
Atlas America, Inc.	2,191	82
ATP Oil & Gas Corp. * †	1,769	45
Berry Petroleum Co., Class A †	2,724	113
Bill Barrett Corp. * †	2,370	93
BMB Munai, Inc. * †	2,400	12
BPZ Resources, Inc. * †	3,824	75
Brigham Exploration Co. * †	2,900	39
Bronco Drilling Co., Inc. *	1,700	27
Callon Petroleum Co. * †	1,400	28
Cano Petroleum, Inc. * †	3,100	10
Carrizo Oil & Gas, Inc. * †	1,777	88
Cheniere Energy, Inc. * †	3,100	12
Clayton Williams Energy, Inc. * †	352	28
Comstock Resources, Inc. * †	2,919	190
Concho Resources, Inc. of Texas *	3,530	115
Contango Oil & Gas Co. * †	800	57
CVR Energy, Inc. * †	1,500	21
Delek US Holdings, Inc. †	900	7
Delta Petroleum Corp. * †	3,921	70
Double Eagle Petroleum Co. *	500	8
Endeavour International Corp. *	7,300	13
Energy Partners Ltd. *	2,056	24
Energy XXI Bermuda Ltd.	7,700	36
EXCO Resources, Inc. *	9,500	252
FX Energy, Inc. * †	2,600	22
Gasco Energy, Inc. * †	6,000	16
GeoGlobal Resources, Inc. * †	2,400	10
GeoMet, Inc. * †	1,246	9
Georesources, Inc. *	400	7
GMX Resources, Inc. * †	1,065	72
Goodrich Petroleum Corp. * †	1,486	76
Gran Tierra Energy, Inc. * †	6,100	30
Grey Wolf, Inc. * †	11,425	99
Gulfport Energy Corp. * †	1,700	23
Harvest Natural Resources, Inc. * †	2,287	25
Houston American Energy Corp. †	1,000	9

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    16    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000$)
COMMON STOCKS - 98.3% continued
Oil & Gas - 4.2% continued
McMoRan Exploration Co. * †	3,479	$95
Meridian Resource Corp. * †	4,991	13
Northern Oil And Gas, Inc. * †	1,300	10
Oilsands Quest, Inc. * †	11,200	46
Panhandle Oil and Gas, Inc., Class A	500	18
Parallel Petroleum Corp. * †	2,608	34
Parker Drilling Co. * †	7,189	67
Penn Virginia Corp. †	2,700	179
Petroleum Development Corp. *	959	58
Petroquest Energy, Inc. * †	2,800	52
Pioneer Drilling Co. *	3,200	54
Quest Resource Corp. * †	1,800	9
RAM Energy Resources, Inc. *	2,300	10
Rex Energy Corp. * †	1,100	22
Rosetta Resources, Inc. *	3,298	77
Stone Energy Corp. * †	2,037	97
Sulphco, Inc. * †	3,400	10
Swift Energy Co. * †	1,911	89
Toreador Resources Corp. * †	1,031	9
Tri-Valley Corp. * †	1,400	10
TXCO Resources, Inc. * †	2,200	27
Vaalco Energy, Inc. * †	3,800	30
Venoco, Inc. * †	1,329	22
Warren Resources, Inc. *	3,761	42
Western Refining, Inc. †	1,900	17

		3,091

Oil & Gas Services - 1.7%
Allis-Chalmers Energy, Inc. * †	1,739	25
Basic Energy Services, Inc. * †	2,600	76
Bolt Technology Corp. * †	500	10
Cal Dive International, Inc. * †	2,854	33
CARBO Ceramics, Inc. †	1,311	79
Complete Production Services, Inc. * †	3,100	92
Dawson Geophysical Co. * †	500	31
Dril-Quip, Inc. * †	1,962	108
Flotek Industries, Inc. * †	1,400	23
Geokinetics, Inc. * †	300	6
Gulf Island Fabrication, Inc.	796	34
Hornbeck Offshore Services, Inc. * †	1,483	65
ION Geophysical Corp. * †	5,392	87
Lufkin Industries, Inc. †	948	88
Matrix Service Co. * †	1,700	45
Mitcham Industries, Inc. * †	600	9
NATCO Group, Inc., Class A * †	1,300	66
Natural Gas Services Group, Inc. * †	800	21
Newpark Resources, Inc. *	5,696	49
RPC, Inc. †	1,855	34
Smith International, Inc.	995	69
Superior Well Services, Inc. * †	1,052	35
T-3 Energy Services, Inc. * †	800	45
Trico Marine Services, Inc. * †	800	19
Union Drilling, Inc. * †	880	12
Willbros Group, Inc. * †	2,445	101

		1,262

Packaging & Containers - 0.3%
AEP Industries, Inc. * †	400	8
Bway Holding Co. * †	500	6
Graphic Packaging Holding Co. * †	9,200	26
Rock-Tenn Co., Class A	2,491	92
Silgan Holdings, Inc.	1,648	86

		218

Pharmaceuticals - 3.3%
Acadia Pharmaceuticals, Inc. * †	2,100	5
Acura Pharmaceuticals, Inc. * †	500	4
Adolor Corp. *	3,000	10
Akorn, Inc. * †	3,700	18
Alexza Pharmaceuticals, Inc. * †	1,500	8
Alkermes, Inc. * †	6,143	82
Allos Therapeutics, Inc. * †	3,400	32
Alpharma, Inc., Class A * †	2,857	102
Amicus Therapeutics, Inc. * †	300	4
Ardea Biosciences, Inc. * †	700	9
Array Biopharma, Inc. * †	3,100	25
Auxilium Pharmaceuticals, Inc. * †	2,600	102
Biodel, Inc. * †	700	13
BioForm Medical, Inc. * †	1,418	6
Cadence Pharmaceuticals, Inc. * †	1,344	13
Caraco Pharmaceutical Laboratories Ltd. * †	697	11
China Sky One Medical, Inc. * †	500	7
Cubist Pharmaceuticals, Inc. * †	3,567	79
CV Therapeutics, Inc. * †	3,907	45
Cypress Bioscience, Inc. * †	2,400	16
Depomed, Inc. * †	3,100	14
Durect Corp. * †	5,266	28
Dyax Corp. *	3,700	18
Emergent Biosolutions, Inc. * †	900	13
HealthExtras, Inc. * †	2,155	70
I-Flow Corp. * †	1,369	13

EQUITY PORTFOLIOS    17    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000$)
COMMON STOCKS - 98.3% continued
Pharmaceuticals - 3.3% continued
Idenix Pharmaceuticals, Inc. * †	1,600	$13
Indevus Pharmaceuticals, Inc. * †	5,000	11
Inspire Pharmaceuticals, Inc. * †	2,700	12
Isis Pharmaceuticals, Inc. * †	5,786	102
Javelin Pharmaceuticals, Inc. *	3,200	9
Jazz Pharmaceuticals, Inc. * †	500	4
KV Pharmaceutical Co., Class A * †	2,119	48
Mannatech, Inc. †	900	4
MannKind Corp. * †	3,337	11
MAP Pharmaceuticals, Inc. *	500	5
Medarex, Inc. * †	8,103	60
Medicines Co. * †	3,376	82
Medicis Pharmaceutical Corp., Class A †	3,600	75
Medivation, Inc. * †	1,600	40
MiddleBrook Pharmaceuticals, Inc. * †	2,300	5
Nabi Biopharmaceuticals *	3,312	19
Nektar Therapeutics * †	5,900	23
Neogen Corp. * †	900	23
Neurocrine Biosciences, Inc. * †	2,502	13
Noven Pharmaceuticals, Inc. * †	1,562	19
Obagi Medical Products, Inc. * †	1,200	12
Omega Protein Corp. *	1,200	16
Onyx Pharmaceuticals, Inc. * †	3,504	143
Opko Health, Inc. * †	3,100	6
Optimer Pharmaceuticals, Inc. *	1,600	13
Osiris Therapeutics, Inc. * †	1,000	15
Pain Therapeutics, Inc. * †	2,201	21
Par Pharmaceutical Cos., Inc. * †	2,200	31
Pharmasset, Inc. *	1,100	23
PharMerica Corp. * †	1,935	46
Pozen, Inc. * †	1,642	19
Progenics Pharmaceuticals, Inc. * †	1,686	23
Questcor Pharmaceuticals, Inc. *	3,500	19
Rigel Pharmaceuticals, Inc. * †	2,330	55
Salix Pharmaceuticals Ltd. * †	2,987	20
Savient Pharmaceuticals, Inc. * †	3,448	78
Schiff Nutrition International, Inc. *	600	4
Sciele Pharma, Inc. †	2,207	43
Sucampo Pharmaceuticals, Inc. * †	600	6
Synta Pharmaceuticals Corp. * †	1,100	10
Synutra International, Inc. * †	700	34
Targacept, Inc. * †	1,200	11
Theravance, Inc. * †	3,300	45
United Therapeutics Corp. * †	1,381	147
USANA Health Sciences, Inc. * †	472	18
Valeant Pharmaceuticals International * †	4,400	81
Viropharma, Inc. * †	4,500	66
Vivus, Inc. * †	3,900	33
XenoPort, Inc. * †	1,600	78

		2,441

Pipelines - 0.1%
Crosstex Energy, Inc. †	2,561	83

Real Estate - 0.2%
Avatar Holdings, Inc. * †	389	12
Consolidated-Tomoka Land Co. of Florida †	304	13
Forestar Real Estate Group, Inc. * †	2,300	46
FX Real Estate and Entertainment, Inc. * †	440	1
Grubb & Ellis Co. †	2,300	8
Hilltop Holdings, Inc. * †	2,905	30
Meruelo Maddux Properties, Inc. * †	2,500	3
Stratus Properties, Inc. * †	400	12
Thomas Properties Group, Inc. †	1,500	14
United Capital Corp. *	100	3

		142

Real Estate Investment Trusts - 5.3%
Acadia Realty Trust	2,107	50
Agree Realty Corp. †	485	13
Alexander’s, Inc. * †	96	37
American Campus Communities, Inc. †	2,507	76
American Capital Agency Corp. †	600	11
Anthracite Capital, Inc. †	3,460	19
Anworth Mortgage Asset Corp.	5,316	35
Arbor Realty Trust, Inc. †	900	8
Ashford Hospitality Trust, Inc. †	7,600	34
Associated Estates Realty Corp. †	900	13
BioMed Realty Trust, Inc.	4,557	122
Capital Trust, Inc. of New York, Class A †	1,100	13
CapLease, Inc. †	2,900	24
Capstead Mortgage Corp. †	3,400	40
Care Investment Trust, Inc.	900	10
Cedar Shopping Centers, Inc. †	2,500	33
Chimera Investment Corp. †	2,185	14
Cogdell Spencer, Inc. †	700	14
Colonial Properties Trust	3,000	57
Corporate Office Properties Trust SBI of Maryland	2,501	98
Cousins Properties, Inc. †	3,000	75
DCT Industrial Trust, Inc. †	11,000	82

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    18    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3 % continued
Real Estate Investment Trusts - 5.3% continued
DiamondRock Hospitality Co. †	6,000	$55
DuPont Fabros Technology, Inc.	727	13
EastGroup Properties, Inc.	1,540	68
Education Realty Trust, Inc.	1,790	20
Entertainment Properties Trust †	1,979	107
Equity Lifestyle Properties, Inc.	1,259	63
Equity One, Inc. †	2,078	44
Extra Space Storage, Inc. †	5,071	80
FelCor Lodging Trust, Inc. †	3,974	32
First Industrial Realty Trust, Inc. †	2,792	66
First Potomac Realty Trust †	1,600	27
Franklin Street Properties Corp. †	3,822	49
Getty Realty Corp.	1,076	22
Glimcher Realty Trust	2,478	25
Gramercy Capital Corp. of New York †	2,619	18
Hatteras Financial Corp.	700	17
Healthcare Realty Trust, Inc. †	3,200	92
Hersha Hospitality Trust	2,700	20
Highwoods Properties, Inc. †	3,630	132
Home Properties, Inc. †	1,955	103
Inland Real Estate Corp. †	3,700	56
Investors Real Estate Trust †	3,636	38
JER Investors Trust, Inc. †	1,499	9
Kite Realty Group Trust	1,300	16
LaSalle Hotel Properties †	2,614	68
Lexington Realty Trust †	3,237	48
LTC Properties, Inc.	1,429	38
Maguire Properties, Inc. †	2,500	28
Medical Properties Trust, Inc. †	4,205	46
MFA Mortgage Investments, Inc. †	12,154	83
Mid-America Apartment Communities, Inc.	1,695	85
Mission West Properties †	1,300	13
Monmouth Real Estate Investment Corp., Class A	1,300	9
National Health Investors, Inc.	1,434	47
National Retail Properties, Inc. †	4,627	105
Newcastle Investment Corp. †	3,433	24
NorthStar Realty Finance Corp. †	3,536	25
OMEGA Healthcare Investors, Inc.	4,833	86
One Liberty Properties, Inc. †	500	9
Parkway Properties, Inc. of Maryland †	956	34
Pennsylvania Real Estate Investment Trust †	2,186	43
Post Properties, Inc. †	2,822	89
PS Business Parks, Inc. †	1,001	54
RAIT Financial Trust †	3,932	23
Ramco-Gershenson Properties Trust	1,060	24
Realty Income Corp. †	6,447	166
Redwood Trust, Inc. †	2,135	40
Resource Capital Corp. †	1,300	8
Saul Centers, Inc. †	607	28
Senior Housing Properties Trust	7,310	158
Sovran Self Storage, Inc.	1,340	52
Strategic Hotels & Resorts, Inc. †	4,687	43
Sun Communities, Inc.	996	19
Sunstone Hotel Investors, Inc. †	3,264	46
Tanger Factory Outlet Centers, Inc. †	2,022	81
U-Store-It Trust	3,210	40
Universal Health Realty Income Trust †	764	28
Urstadt Biddle Properties, Inc., Class A	1,317	22
Washington Real Estate Investment Trust †	3,133	111
Winthrop Realty Trust †	3,600	14

		3,887

Retail - 4.9%
99 Cents Only Stores * †	3,000	26
Aeropostale, Inc. * †	4,267	149
AFC Enterprises *	1,600	15
America's Car-Mart, Inc. * †	700	13
Asbury Automotive Group, Inc. †	2,012	24
Bebe Stores, Inc. †	2,500	24
Big 5 Sporting Goods Corp. †	1,391	13
BJ's Restaurants, Inc. * †	1,106	13
Blockbuster, Inc., Class A * †	11,300	27
Bob Evans Farms, Inc. †	2,004	56
Borders Group, Inc. †	3,900	27
Brown Shoe Co., Inc. †	2,744	42
Buckle (The), Inc.	1,007	52
Buffalo Wild Wings, Inc. * †	1,142	41
Build-A-Bear Workshop, Inc. * †	1,100	8
Cabela's, Inc. * †	2,500	31
Cache, Inc. * †	762	9
California Pizza Kitchen, Inc. * †	1,341	19
Casey's General Stores, Inc.	3,187	92
Cash America International, Inc. †	1,891	78
Casual Male Retail Group, Inc. * †	2,373	9
Cato (The) Corp., Class A	1,806	32
CBRL Group, Inc. †	1,385	36
CEC Entertainment, Inc. *	1,330	46
Charlotte Russe Holding, Inc. * †	1,310	16
Charming Shoppes, Inc. * †	7,223	39

EQUITY PORTFOLIOS    19    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3 % continued
Retail - 4.9% continued
Cheesecake Factory (The), Inc. * †	4,300	$66
Chico's FAS, Inc. *	11,300	65
Children's Place Retail Stores (The), Inc. * †	1,507	63
Christopher & Banks Corp. †	2,260	22
Circuit City Stores, Inc. †	10,800	19
Citi Trends, Inc. * †	900	19
CKE Restaurants, Inc. †	3,344	43
Coldwater Creek, Inc. * †	3,600	26
Collective Brands, Inc. * †	4,067	59
Conn's, Inc. * †	600	12
Denny's Corp. * †	6,100	17
Dillard's, Inc., Class A †	3,700	47
DineEquity, Inc. †	1,167	23
Domino's Pizza, Inc. * †	2,461	33
Dress Barn, Inc. * †	2,812	46
DSW, Inc., Class A * †	836	12
Einstein Noah Restaurant Group, Inc. *	300	4
Ezcorp, Inc., Class A * †	2,500	39
Finish Line (The), Inc., Class A †	2,657	32
First Cash Financial Services, Inc. *	1,300	24
Fred's, Inc., Class A †	2,588	36
Fuqi International, Inc. *	600	6
Gaiam, Inc., Class A * †	1,200	15
Genesco, Inc. * †	1,165	43
Group 1 Automotive, Inc. †	1,487	31
Gymboree Corp. * †	1,816	71
Haverty Furniture Cos., Inc. †	1,140	13
hhgregg, Inc. * †	800	8
Hibbett Sports, Inc. * †	1,810	43
HOT Topic, Inc. *	2,845	18
Insight Enterprises, Inc. *	2,932	49
J Crew Group, Inc. * †	2,700	71
Jack in the Box, Inc. *	3,726	88
Jo-Ann Stores, Inc. * †	1,623	41
Jos. A. Bank Clothiers, Inc. * †	1,183	31
Kenneth Cole Productions, Inc., Class A †	571	9
Krispy Kreme Doughnuts, Inc. * †	3,600	15
Landry's Restaurants, Inc. †	720	14
Longs Drug Stores Corp. †	1,963	141
Luby's, Inc. * †	1,400	10
Lululemon Athletica, Inc. * †	1,139	22
Lumber Liquidators, Inc. * †	600	8
MarineMax, Inc. * †	1,019	8
Men's Wearhouse, Inc. (The) †	3,300	72
New York & Co., Inc. *	1,500	18
Nu Skin Enterprises, Inc., Class A †	3,164	53
O'Charleys, Inc. †	1,136	11
P.F. Chang's China Bistro, Inc. * †	1,509	39
Pacific Sunwear of California, Inc. * †	4,500	29
Pantry (The), Inc. *	1,409	26
Papa John's International, Inc. * †	1,348	38
PC Connection, Inc. *	600	5
PC Mall, Inc. *	700	7
Pep Boys—Manny, Moe & Jack †	2,633	23
PetMed Express, Inc. * †	1,500	21
Pier 1 Imports, Inc. * †	5,700	25
Pricesmart, Inc. †	900	19
Red Robin Gourmet Burgers, Inc. * †	1,055	28
Regis Corp. †	2,729	75
Retail Ventures, Inc. *	1,800	8
Rex Stores Corp. * †	600	8
Ruby Tuesday, Inc. * †	3,304	23
Rush Enterprises, Inc., Class A *	2,150	28
Ruth's Hospitality Group, Inc. * †	1,300	6
Sally Beauty Holdings, Inc. * †	6,000	51
Shoe Carnival, Inc. * †	622	10
Sonic Automotive, Inc., Class A †	1,666	18
Sonic Corp. * †	3,850	56
Stage Stores, Inc. †	2,469	39
Steak n Shake (The) Co. * †	1,820	14
Stein Mart, Inc. †	1,545	6
Susser Holdings Corp. * †	500	9
Syms Corp. * †	400	7
Systemax, Inc. †	700	11
Talbots, Inc. †	1,600	22
Texas Roadhouse, Inc., Class A * †	3,300	30
Tractor Supply Co. * †	2,100	90
Triarc Cos., Inc., Class B †	3,965	23
Tuesday Morning Corp. * †	1,930	8
Tween Brands, Inc. * †	1,565	17
Ulta Salon Cosmetics & Fragrance, Inc. * †	1,358	15
Wet Seal (The), Inc., Class A * †	5,900	28
World Fuel Services Corp.	1,810	52
Zale Corp. * †	2,280	62
Zumiez, Inc. * †	1,200	17

		3,546

Savings & Loans - 1.1%
Abington Bancorp, Inc. †	1,540	15

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    20    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Savings & Loans - 1.1% continued
Anchor BanCorp Wisconsin, Inc. †	1,228	$9
BankFinancial Corp. †	1,300	19
Beneficial Mutual Bancorp, Inc. * †	2,100	24
Berkshire Hills Bancorp, Inc. †	634	17
Brookline Bancorp, Inc. †	3,687	38
Brooklyn Federal Bancorp, Inc.	200	3
Clifton Savings Bancorp, Inc. †	700	8
Danvers Bancorp, Inc. †	1,200	14
Dime Community Bancshares †	1,444	24
Downey Financial Corp. †	1,200	3
ESSA Bancorp, Inc. †	1,100	15
First Financial Holdings, Inc.	757	17
First Financial Northwest, Inc. †	1,500	15
First Niagara Financial Group, Inc. †	7,015	105
First Place Financial Corp. of Ohio †	1,089	11
FirstFed Financial Corp. * †	875	14
Flagstar Bancorp, Inc. †	3,373	15
Flushing Financial Corp. †	1,390	24
Fox Chase Bancorp, Inc. *	400	5
Guaranty Financial Group, Inc. * †	2,400	12
Home Federal Bancorp, Inc. of Idaho †	400	4
Investors Bancorp, Inc. * †	2,800	41
Kearny Financial Corp.	1,179	16
MASSBANK Corp.	200	8
Meridian Interstate Bancorp, Inc. *	700	7
NASB Financial, Inc. †	199	5
NewAlliance Bancshares, Inc.	6,900	95
Northfield Bancorp, Inc. * †	1,232	15
Northwest Bancorp, Inc. †	1,094	30
OceanFirst Financial Corp. †	600	11
Oritani Financial Corp. * †	800	14
Provident Financial Services, Inc. †	3,827	58
Provident New York Bancorp †	2,553	35
Rockville Financial, Inc. †	517	7
Roma Financial Corp. †	541	8
United Community Financial Corp. of Ohio †	1,612	6
United Financial Bancorp, Inc.	1,100	14
ViewPoint Financial Group †	662	11
Waterstone Financial, Inc. * †	409	4
Westfield Financial, Inc.	2,020	21
WSFS Financial Corp.	421	23

		840

Semiconductors - 2.9%
Actel Corp. *	1,609	22
Advanced Analogic Technologies, Inc. * †	2,900	13
Amkor Technology, Inc. * †	6,900	52
Anadigics, Inc. * †	4,000	14
Applied Micro Circuits Corp. * †	4,100	33
Asyst Technologies, Inc. * †	3,191	13
ATMI, Inc. * †	2,047	50
AuthenTec, Inc. * †	1,600	13
Axcelis Technologies, Inc. * †	6,553	31
Bookham, Inc. *	6,400	11
Brooks Automation, Inc. * †	4,102	39
Cabot Microelectronics Corp. * †	1,481	57
Cavium Networks, Inc. * †	1,900	32
Ceva, Inc. * †	1,300	12
Cirrus Logic, Inc. * †	4,108	26
Cohu, Inc.	1,505	25
Diodes, Inc. * †	1,889	45
DSP Group, Inc. * †	1,583	12
EMCORE Corp. * †	4,700	29
Emulex Corp. *	5,400	72
Entegris, Inc. *	7,248	45
Entropic Communications, Inc. * †	500	1
Exar Corp. *	2,420	19
Formfactor, Inc. * †	3,100	60
Hittite Microwave Corp. * †	1,300	46
IXYS Corp. * †	1,527	19
Kopin Corp. * †	4,400	13
Kulicke & Soffa Industries, Inc. * †	3,431	18
Lattice Semiconductor Corp. *	7,367	17
LTX Corp. * †	7,982	14
Mattson Technology, Inc. * †	3,221	16
Micrel, Inc. †	3,215	30
Microsemi Corp. *	5,036	139
Microtune, Inc. * †	3,477	13
MIPS Technologies, Inc. *	2,800	11
MKS Instruments, Inc. *	3,150	71
Monolithic Power Systems, Inc. * †	1,700	41
Netlogic Microsystems, Inc. * †	1,081	38
Omnivision Technologies, Inc. * †	3,286	38
Pericom Semiconductor Corp. * †	1,441	20
Photronics, Inc. * †	2,679	9
PLX Technology, Inc. * †	1,800	10
PMC - Sierra, Inc. * †	14,000	126
Power Integrations, Inc. * †	1,900	56
Rubicon Technology, Inc. * †	800	10

EQUITY PORTFOLIOS    21    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Semiconductors - 2.9% continued
Rudolph Technologies, Inc. * †	1,952	$16
Semitool, Inc. * †	1,445	14
Semtech Corp. * †	3,950	58
Sigma Designs, Inc. * †	1,724	30
Silicon Image, Inc. * †	4,700	33
SiRF Technology Holdings, Inc. * †	3,901	7
Skyworks Solutions, Inc. * †	10,365	101
Spansion, Inc., Class A * †	8,200	18
Standard Microsystems Corp. *	1,455	43
Supertex, Inc. * †	737	22
Techwell, Inc. * †	1,000	11
Tessera Technologies, Inc. * †	3,100	72
Transmeta Corp. * †	800	12
TriQuint Semiconductor, Inc. *	9,199	58
Ultra Clean Holdings *	1,300	9
Ultratech, Inc. * †	1,467	22
Veeco Instruments, Inc. * †	1,990	33
Volterra Semiconductor Corp. * †	1,600	25
Zoran Corp. * †	3,257	29

		2,094

Software - 4.2%
Accelrys, Inc. * †	1,700	9
ACI Worldwide, Inc. * †	2,254	41
Actuate Corp. * †	4,000	17
Acxiom Corp.	3,900	56
Advent Software, Inc. * †	1,101	51
Allscripts Healthcare Solutions, Inc. * †	3,654	52
American Reprographics Co. *	2,340	41
American Software, Inc., Class A †	1,500	9
Ansys, Inc. *	—	—
ArcSight, Inc. *	400	4
Ariba, Inc. * †	5,468	81
athenahealth, Inc. * †	1,301	42
Avid Technology, Inc. * †	1,900	44
Blackbaud, Inc. †	2,795	56
Blackboard, Inc. * †	2,000	80
Bottomline Technologies, Inc. * †	1,400	16
Callidus Software, Inc., * †	1,900	9
Commvault Systems, Inc. * †	2,750	46
Computer Programs & Systems, Inc.	598	16
Concur Technologies, Inc. * †	2,771	122
CSG Systems International, Inc. *	2,280	43
Deltek, Inc. * †	800	6
DemandTec, Inc. * †	1,300	13
Digi International, Inc. *	1,700	20
DivX, Inc. * †	1,777	16
Double-Take Software, Inc. * †	1,100	14
Ebix, Inc. * †	100	11
Eclipsys Corp. * †	3,473	78
Epicor Software Corp. * †	3,805	32
EPIQ Systems, Inc. * †	2,315	26
Fair Isaac Corp. †	3,100	72
FalconStor Software, Inc. * †	2,415	18
Guidance Software, Inc. * †	600	4
infoGROUP, Inc. †	2,078	14
Informatica Corp. *	5,682	96
Innerworkings, Inc. * †	2,000	24
Interactive Intelligence, Inc. * †	900	9
JDA Software Group, Inc. *	1,619	30
Lawson Software, Inc. * †	8,095	65
Mantech International Corp., Class A *	1,357	80
MedAssets, Inc. *	956	17
MicroStrategy, Inc., Class A * †	557	36
Midway Games, Inc. * †	721	2
Monotype Imaging Holdings, Inc. *	958	12
MSC.Software Corp. *	2,800	36
NetSuite, Inc. * †	419	7
Omnicell, Inc. *	2,100	32
Omniture, Inc. * †	4,039	72
OpenTV Corp., Class A * †	5,600	11
OPNET Technologies, Inc. * †	800	11
Parametric Technology Corp. *	7,366	148
Pegasystems, Inc. †	955	14
Phase Forward, Inc. * †	2,700	52
Phoenix Technologies Ltd. *	1,800	20
Progress Software Corp. *	2,650	77
PROS Holdings, Inc. * †	800	8
QAD, Inc. †	875	6
Quality Systems, Inc. †	1,080	46
Quest Software, Inc. *	4,638	69
Renaissance Learning, Inc. †	618	8
RightNow Technologies, Inc. *	1,800	27
Schawk, Inc. †	996	16
Seachange International, Inc. * †	2,000	17
Smith Micro Software, Inc. * †	2,000	15
Solera Holdings, Inc. * †	3,300	102
SPSS, Inc. * †	1,193	38
Sybase, Inc. *	5,067	174

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    22    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Software - 4.2% continued
Synchronoss Technologies, Inc. * †	1,400	$18
SYNNEX Corp. *	1,100	25
Take-Two Interactive Software, Inc.	4,900	123
Taleo Corp., Class A * †	1,660	40
THQ, Inc. * †	4,255	65
Trident Microsystems, Inc. * †	3,900	12
Tyler Technologies, Inc. *	2,457	40
Ultimate Software Group, Inc. * †	1,600	45
Unica Corp. * †	900	8
VeriFone Holdings, Inc. * †	4,300	87
Wind River Systems, Inc. *	4,548	50

		3,049

Storage/Warehousing - 0.1%
Mobile Mini, Inc. * †	2,254	48

Telecommunications - 4.2%
3Com Corp. *	25,723	55
Acme Packet, Inc. * †	1,790	11
Adaptec, Inc. *	7,691	29
Adtran, Inc. †	3,594	82
Advanced Radio Telecom Corp. * (1)	10,900	—
Airvana, Inc. *	1,515	8
Alaska Communications Systems Group, Inc. †	2,800	29
Anaren, Inc. * †	897	10
Anixter International, Inc. * †	1,891	140
Applied Signal Technology, Inc.	800	13
Arris Group, Inc. * †	7,769	74
Aruba Networks, Inc. * †	3,400	21
Atheros Communications, Inc. * †	3,800	124
Atlantic Tele-Network, Inc.	600	20
Avanex Corp. * †	860	5
BigBand Networks, Inc. *	2,100	7
Black Box Corp.	1,103	40
Cbeyond, Inc. * †	1,500	25
Centennial Communications Corp. * †	4,300	33
Cincinnati Bell, Inc. * †	15,459	60
Comtech Telecommunications Corp. * †	1,547	71
Consolidated Communications Holdings, Inc.	1,528	23
CPI International, Inc. * †	600	9
EMS Technologies, Inc. *	1,000	24
Extreme Networks * †	7,455	26
Fairpoint Communications, Inc. †	5,690	50
FiberTower Corp. * †	7,700	10
Finisar Corp. * †	19,643	29
Foundry Networks, Inc. *	9,300	171
General Communication, Inc., Class A * †	2,919	30
GeoEye, Inc. * †	1,200	30
Global Crossing Ltd. * †	1,658	30
Globalstar, Inc. * †	2,620	8
Globecomm Systems, Inc. * †	1,300	13
Harmonic, Inc. * †	6,005	53
Harris Stratex Networks, Inc., Class A * †	1,650	15
Hughes Communications, Inc. * †	400	18
Hungarian Telephone & Cable Corp. * †	300	6
Hypercom Corp. * †	3,417	16
ICO Global Communications Holdings Ltd. * †	6,600	19
IDT Corp., Class B * †	3,500	5
Infinera Corp. * †	5,921	65
InterDigital, Inc. * †	2,866	76
Iowa Telecommunications Services, Inc. †	2,100	39
iPCS, Inc. * †	1,100	22
IPG Photonics Corp. * †	1,206	25
Ixia *	2,759	24
Knology, Inc. * †	1,800	18
Loral Space & Communications, Inc. *	700	13
MasTec, Inc. *	2,719	38
MRV Communications, Inc. * †	10,071	14
Netgear, Inc. * †	2,200	37
Neutral Tandem, Inc. * †	1,000	21
Nextwave Wireless, Inc. * †	3,100	3
Novatel Wireless, Inc. * †	2,000	13
NTELOS Holdings Corp.	1,900	57
Oplink Communications, Inc. * †	1,342	18
Opnext, Inc. * †	1,125	7
Optium Corp. * †	900	8
Orbcomm, Inc. * †	2,000	12
PAETEC Holding Corp. *	7,921	26
Parkervision, Inc. * †	1,500	16
Plantronics, Inc.	3,100	80
Polycom, Inc. * †	5,600	157
Powerwave Technologies, Inc. * †	8,406	42
Preformed Line Products Co.	200	11
Premiere Global Services, Inc. * †	3,979	60
RCN Corp. * †	2,400	33
RF Micro Devices, Inc. * †	16,787	65
SAVVIS, Inc. * †	2,400	38
Shenandoah Telecommunications Co. †	1,529	26
ShoreTel, Inc. * †	2,748	16
Sonus Networks, Inc. * †	13,000	44

EQUITY PORTFOLIOS    23    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Telecommunications - 4.2% continued
Starent Networks Corp. * †	1,919	$26
Switch & Data Facilities Co., Inc. * †	1,261	18
Sycamore Networks, Inc. *	12,172	43
Symmetricom, Inc. * †	2,929	14
Syniverse Holdings, Inc. * †	3,270	54
Tekelec * †	4,177	69
TerreStar Corp. * †	3,700	10
tw telecom, Inc. *	9,393	144
USA Mobility, Inc. * †	1,462	17
UTStarcom, Inc. * †	7,100	23
Viasat, Inc. *	1,591	42
Virgin Mobile USA, Inc., Class A *	1,911	5
Vonage Holdings Corp. * †	3,400	5

		3,036

Textiles - 0.1%
G&K Services, Inc., Class A	1,288	44
Unifirst Corp. of Massachusetts †	874	38

		82

Toys, Games & Hobbies - 0.3%
Jakks Pacific, Inc. * †	1,778	44
Leapfrog Enterprises, Inc. * †	2,100	18
Marvel Entertainment, Inc. * †	3,100	105
RC2 Corp. * †	1,106	28

		195

Transportation - 2.1%
American Commercial Lines, Inc. * †	2,288	28
Arkansas Best Corp. †	1,422	49
Arlington Tankers Ltd. †	800	15
Atlas Air Worldwide Holdings, Inc. * †	815	47
Bristow Group, Inc. * †	1,495	61
CAI International, Inc. * †	500	7
Celadon Group, Inc. * †	1,400	18
DHT Maritime, Inc. †	2,500	22
Dynamex, Inc. *	539	16
Eagle Bulk Shipping, Inc. †	3,000	79
Forward Air Corp. †	1,886	67
Genco Shipping & Trading Ltd. †	1,550	97
General Maritime Corp. †	1,700	42
Genesee & Wyoming, Inc., Class A *	1,954	84
Golar LNG Ltd. †	2,200	35
Gulfmark Offshore, Inc. *	1,440	72
Heartland Express, Inc. †	3,545	59
Horizon Lines, Inc., Class A †	1,954	25
HUB Group, Inc., Class A *	2,400	96
International Shipholding Corp. * †	400	8
Knight Transportation, Inc. †	3,666	66
Knightsbridge Tankers Ltd. †	1,100	32
Marten Transport Ltd. * †	950	19
Nordic American Tanker Shipping †	2,190	77
Old Dominion Freight Line, Inc. * †	1,758	59
Pacer International, Inc. †	2,246	47
Patriot Transportation Holding, Inc. *	100	8
PHI, Inc. *	900	35
Saia, Inc. *	873	17
Ship Finance International Ltd. †	2,700	75
TBS International Ltd., Class A * †	700	20
Teekay Tankers Ltd. †	893	18
Ultrapetrol Bahamas Ltd. * †	1,600	17
Universal Truckload Services, Inc. * †	400	10
Werner Enterprises, Inc. †	2,758	63
YRC Worldwide, Inc. * †	3,700	67

		1,557

Trucking & Leasing - 0.2%
Aircastle Ltd. †	3,000	40
AMERCO * †	600	25
Greenbrier Cos., Inc. †	1,024	20
TAL International Group, Inc. †	887	22
Textainer Group Holdings Ltd. †	600	11

		118

Water - 0.3%
American States Water Co. †	1,043	41
California Water Service Group †	1,295	51
Connecticut Water Service, Inc. †	600	16
Consolidated Water Co., Inc. †	900	21
Middlesex Water Co. †	800	14
Pico Holdings, Inc. *	1,066	51
SJW Corp. †	858	24
Southwest Water Co. †	1,618	19

		237

Total Common Stocks
(Cost $72,905)		71,619
PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
MEDIQ, Inc., Series A * (1)	135	—

Total Preferred Stocks
(Cost $-)		—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    24    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 53.3%
Kayne Anderson Energy Development Co. †	600	$14
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	38,792,181	38,792

Total Investment Companies
(Cost $38,806)		38,806
OTHER - 0.0%
Escrow DLB Oil & Gas (1)	400	—
Escrow Position PetroCorp. (1)	420	—
Total Other
(Cost $-)		—
RIGHTS - 0.0%
CSF Holdings, Inc.	2,000	—
Standard Pacific †	7,400	—

Total Rights
(Cost $-)		—

	NUMBER OF WARRANTS
WARRANTS - 0.0%
American Satellite Network, Exp. 12/31/40 (1)	350	—
Lantronix , Inc. (1)	152	—
Pegasus Wireless Corp., Exp. 12/08/08, Strike $4.88 (1)	280	—

Total Warrants
(Cost $-)		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 1.4%
Skandinaviska Enskildaban, Sweden,
Eurodollar Time Deposit, 1.94%, 9/2/08	$831	831
United States Treasury Bill, (4) 2.05%, 12/4/08	160	160

Total Short-Term Investments
(Cost $991)		991
Total Investments - 153.0%
(Cost $112,702)		111,416
Liabilities less Other Assets - (53.0)%		(38,584)

NET ASSETS - 100.0%		$72,832

(1)	The security has been deemed worthless by the Adviser’s Valuation Committee.

(2)	Investment relates to cash collateral received from portfolio securities loaned.

(3)	Investment in affiliated Portfolio.

(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security.

†	Security is either wholly or parially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$112,702

Gross tax appreciation of investments	$8,541
Gross tax depreciation of investments	(9,827)

Net tax depreciation of investments	$(1,286)

At August 31, 2008, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
E-MiniRussell
2000	14	$1,036	Long	9/08	$75

EQUITY PORTFOLIOS    25    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

At August 31, 2008, the industry sectors for the Small Company Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.3%
Consumer Staples	3.3
Energy	7.5
Financials	19.1
Health Care	14.2
Industrials	17.0
Information Technology	17.7
Materials	4.4
Telecommunication Services	1.2
Utilities	3.3

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$110,425	$75
Level 2	991	—
Level 3	—	—

Total	$111,416	$75

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    26    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Aerospace/Defense - 2.8%
Elbit Systems Ltd.	347	$19
L-3 Communications Holdings, Inc.	460	48

		67

Apparel - 1.9%
Polo Ralph Lauren Corp.†	337	26
Warnaco Group (The), Inc. *†	377	19

		45

Banks - 1.3%
SunTrust Banks, Inc.	721	30

Beverages - 2.1%
Central European Distribution Corp. *	486	28
Coca-Cola Femsa S.A.B de C.V. ADR†	401	23

		51

Biotechnology - 3.0%
Charles River Laboratories International, Inc. *	348	23
Genzyme Corp.	630	49

		72

Chemicals - 4.1%
Airgas, Inc.	648	38
CF Industries Holdings, Inc.	203	31
FMC Corp.	377	28

		97

Coal - 2.2%
Alpha Natural Resources, Inc. *	305	30
Massey Energy Co.	323	22

		52

Commercial Services - 8.3%
Apollo Group, Inc., Class A	710	45
Iron Mountain, Inc. *†	1,622	47
SAIC, Inc. *†	2,762	55
Western Union (The) Co.	1,865	52

		199

Computers - 1.6%
Micros Systems, Inc. *†	1,259	39

Distribution/Wholesale - 3.8%
Fastenal Co.†	685	36
LKQ Corp. *†	2,882	54

		90

Diversified Financial Services - 3.1%
Invesco Ltd.†	1,448	37
Raymond James Financial, Inc.†	1,206	37

		74

Electrical Components & Equipment - 1.2%
Ametek, Inc.†	576	28

Electronics - 8.3%
Amphenol Corp., Class A	731	35
Dolby Laboratories, Inc., Class A *†	1,043	43
Flir Systems, Inc. *†	963	34
Jabil Circuit, Inc.	2,125	36
Thermo Fisher Scientific, Inc.	848	51

		199

Engineering & Construction - 1.7%
Chicago Bridge & Iron Co. N.V. New York Shares	696	22
Jacobs Engineering Group, Inc.	257	19

		41

Environmental Control - 3.4%
Allied Waste Industries, Inc.	2,787	38
Stericycle, Inc. *†	724	43

		81

Food - 1.8%
Kroger Co.	1,513	42

Healthcare - Products - 4.7%
Bard (C.R.), Inc.	430	40
St. Jude Medical, Inc.	995	45
Varian Medical Systems, Inc.	437	28

		113

Healthcare - Services - 1.5%
Quest Diagnostics, Inc.	663	36

Household Products/Wares - 1.4%
Church & Dwight Co., Inc.	538	34

Internet - 1.8%
McAfee, Inc. *	1,055	42

Leisure Time - 1.2%
WMS Industries, Inc. *†	840	28

Machinery - Construction & Mining - 1.6%
Joy Global, Inc.	540	38

Machinery - Diversified - 2.5%
Flowserve Corp.	239	31
Roper Industries, Inc.†	502	30

		61

Oil & Gas - 4.1%
Forest Oil Corp. *	490	28
Helmerich & Payne, Inc.	452	26
Petrohawk Energy Corp. *	542	19
St. Mary Land & Exploration Co.	609	25

		98

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Oil & Gas Services - 3.2%
Cameron International Corp.	564	$26
National-Oilwell Varco, Inc.	437	32
Smith International, Inc.	256	18

		76

Pharmaceuticals - 2.2%
Express Scripts, Inc.	722	53

Retail - 11.0%
Advance Auto Parts, Inc.	931	40
Burger King Holdings, Inc.†	1,085	27
Copart, Inc. *†	1,009	44
Dollar Tree, Inc. *	887	34
GameStop Corp., Class A	1,116	49
Ross Stores, Inc.†	872	35
Tractor Supply Co. *†	792	34

		263

Savings & Loans - 1.6%
New York Community Bancorp, Inc.	2,282	38

Semiconductors - 3.5%
Altera Corp.†	1,262	29
Microchip Technology, Inc.†	747	24
Xilinx, Inc.	1,254	32

		85

Software - 4.3%
Activision Blizzard, Inc. *	1,287	42
Adobe Systems, Inc.	888	38
Ansys, Inc. *†	530	24

		104

Toys, Games & Hobbies - 1.1%
Hasbro, Inc.	729	27

Transportation - 2.6%
CSX Corp.†	455	29
Kansas City Southern *	639	33

		62

Total Common Stocks
(Cost $2,186)		2,365
INVESTMENT COMPANY - 30.6%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	730,995	731

Total Investment Company
(Cost $731)		731

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENT - 7.6%
Skandinaviska Enskildaban, Sweden, Eurodollar Time Deposit,
1.94%, 9/2/08	$181	181

Total Short-Term Investment
(Cost $181)		181
Total Investments - 137.1%
(Cost $3,098)		3,277
Liabilities less Other Assets - (37.1)%		(886)

NET ASSETS - 100.0%		$2,391

(1)	Investment in affiliated Portfolio

(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,098

Gross tax appreciation of investments	$200
Gross tax depreciation of investments	(21)

Net tax appreciation of investments	$179

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO continued

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$3,096	$—
Level 2	181	—
Level 3	—	—

Total	$3,277	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Aerospace/Defense - 1.3%
Lockheed Martin Corp.	8,300	$966

Agriculture - 3.7%
Philip Morris International, Inc.	52,700	2,830

Biotechnology - 2.3%
Gilead Sciences, Inc. *	33,830	1,782

Chemicals - 4.2%
CF Industries Holdings, Inc.	4,610	703
FMC Corp.	11,875	873
Monsanto Co.	7,905	903
Mosaic (The) Co.	6,755	721

		3,200

Commercial Services - 3.8%
Accenture Ltd., Class A	42,260	1,748
Western Union (The) Co.	42,285	1,168

		2,916

Computers - 7.4%
Apple, Inc. *	9,810	1,663
Dell, Inc. *	21,490	467
Hewlett-Packard Co.	24,305	1,140
IBM Corp.	19,695	2,398

		5,668

Diversified Financial Services - 1.5%
TD Ameritrade Holding Corp. *	57,160	1,168

Electric - 1.4%
Entergy Corp.	10,460	1,081

Electronics - 2.8%
Amphenol Corp., Class A	22,500	1,069
Thermo Fisher Scientific, Inc. *	17,145	1,038

		2,107

Engineering & Construction - 2.7%
ABB Ltd. ADR	22,835	561
Fluor Corp.	11,525	923
Jacobs Engineering Group, Inc. *	7,530	556

		2,040

Food - 3.1%
Heinz (H.J.) Co.	19,300	971
Kroger Co.	50,465	1,394

		2,365

Healthcare - Products - 8.5%
Alcon, Inc.	5,395	919
Baxter International, Inc.	27,090	1,836
Covidien Ltd.	20,490	1,108
Johnson & Johnson	21,615	1,522
St. Jude Medical, Inc. *	25,050	1,148

		6,533

Internet - 2.3%
Amazon.com, Inc. *	13,900	1,123
Google, Inc., Class A *	1,350	626

		1,749

Machinery - Construction & Mining - 3.2%
Caterpillar, Inc.	20,770	1,469
Joy Global, Inc.	14,065	999

		2,468

Machinery - Diversified - 0.8%
Flowserve Corp.	4,865	643

Media - 1.8%
DIRECTV Group (The), Inc. * †	48,300	1,363

Metal Fabricate/Hardware - 0.9%
Tenaris S.A. ADR †	13,065	714

Miscellaneous Manufacturing - 1.0%
SPX Corp.	6,240	744

Oil & Gas - 5.8%
Devon Energy Corp.	7,300	745
Hess Corp.	10,765	1,127
Noble Corp.	13,380	673
Occidental Petroleum Corp.	24,230	1,923

		4,468

Oil & Gas Services - 4.8%
Cameron International Corp. *	17,060	795
ENSCO International, Inc. †	14,810	1,003
Halliburton Co. †	21,845	960
Schlumberger Ltd.	9,350	881

		3,639

Pharmaceuticals - 2.7%
Abbott Laboratories	36,115	2,074

Retail - 8.7%
Advance Auto Parts, Inc.	16,000	689
McDonald’s Corp.	36,105	2,239
TJX Cos., Inc.	32,600	1,181
Wal-Mart Stores, Inc.	43,660	2,579

		6,688

Semiconductors - 3.7%
Altera Corp. †	41,800	947
Intel Corp.	81,820	1,871

		2,818

EQUITY PORTFOLIOS     1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Software - 8.9%
Adobe Systems, Inc. *	33,465	$1,433
Microsoft Corp.	94,370	2,576
Oracle Corp. *	85,330	1,871
SAP A.G. ADR	15,900	892

		6,772

Telecommunications - 5.5%
Cisco Systems, Inc. *	55,895	1,344
Corning, Inc.	36,550	751
QUALCOMM, Inc.	39,700	2,090

		4,185

Toys, Games & Hobbies - 1.0%
Hasbro, Inc.	20,075	751

Transportation - 5.4%
C.H. Robinson Worldwide, Inc.	8,015	418
CSX Corp. †	19,100	1,235
Hunt (J.B.) Transport Services, Inc.	29,095	1,061
Union Pacific Corp.	16,690	1,400

		4,114

Total Common Stocks
(Cost $73,060)		75,846
INVESTMENT COMPANY - 7.2%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	5,527,656	5,528

Total Investment Company
(Cost $5,528)		5,528

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENT - 0.7%
Skandinaviska Enskildaban, Sweden, Eurodollar Time Deposit 1.94%, 9/2/08	$556	556

Total Short-Term Investment
(Cost $556)		556
Total Investments - 107.1%
(Cost $79,144)		81,930

Liabilities less Other Assets - (7.1)%		(5,435)

NET ASSETS - 100.0%		$76,495

(1)	Investment in affiliated portfolio.

(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or parially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$79,144

Gross tax appreciation of investments	$4,421
Gross tax depreciation of investments	(1,635)

Net tax depreciation of investments	$(2,786)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Focused Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$81,374	$—
Level 2	556	—
Level 3	—	—

Total	$81,930	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%
Advertising - 0.4%
Focus Media Holding Ltd. ADR * †	6,535	$214

Aerospace/Defense - 4.2%
L-3 Communications Holdings, Inc.	2,765	288
Lockheed Martin Corp.	5,430	632
Northrop Grumman Corp.	9,090	626
Raytheon Co.	9,970	598

		2,144

Apparel - 0.8%
NIKE, Inc., Class B †	6,545	397

Banks - 3.7%
Bank of America Corp.	20,165	628
Cullen/Frost Bankers, Inc. †	5,300	295
SunTrust Banks, Inc. †	13,135	550
U.S. Bancorp	14,385	459

		1,932

Beverages - 1.1%
Pepsi Bottling Group, Inc.	11,155	330
PepsiCo, Inc.	3,760	257

		587

Biotechnology - 2.6%
Amgen, Inc. *	11,785	741
Biogen Idec, Inc. *	3,560	181
Genzyme Corp. *	5,045	395

		1,317

Chemicals - 1.2%
Air Products & Chemicals, Inc.	2,675	246
Monsanto Co.	3,440	393

		639

Commercial Services - 1.4%
Accenture Ltd., Class A	6,350	262
McKesson Corp.	7,800	451

		713

Computers - 5.0%
Dell, Inc. *	10,215	222
Hewlett-Packard Co.	14,155	664
IBM Corp.	13,010	1,584
Micros Systems, Inc. *	4,135	127

		2,597

Cosmetics/Personal Care - 3.4%
Colgate-Palmolive Co.	3,565	271
Procter & Gamble Co.	21,325	1,488

		1,759

Diversified Financial Services - 5.8%
Discover Financial Services	12,125	199
Fannie Mae †	63,750	436
Goldman Sachs Group (The), Inc.	4,800	787
JPMorgan Chase & Co.	19,725	759
Lazard Ltd., Class A	4,425	188
Lehman Brothers Holdings, Inc. †	7,605	122
Morgan Stanley †	12,165	497

		2,988

Electric - 2.9%
Entergy Corp.	3,575	370
Exelon Corp.	4,190	318
FPL Group, Inc.	5,255	316
NRG Energy, Inc. *	12,780	481

		1,485

Electronics - 0.5%
Applied Biosystems, Inc.	7,395	270

Environmental Control - 0.4%
Waste Management, Inc.	6,955	245

Food - 3.1%
General Mills, Inc.	16,750	1,109
Kroger (The) Co.	17,035	470

		1,579

Healthcare - Products - 4.7%
Baxter International, Inc.	3,730	253
Covidien Ltd.	15,601	844
Johnson & Johnson	18,480	1,301

		2,398

Healthcare - Services - 0.6%
CIGNA Corp.	7,135	299

Home Furnishings - 0.3%
Matsushita Electric Industrial Co. Ltd. ADR †	8,340	171

Insurance - 3.5%
ACE Ltd.	11,880	625
Allstate (The) Corp. †	9,795	442
Assurant, Inc.	2,790	163
MetLife, Inc. †	4,820	261
Unum Group	12,260	312

		1,803

Internet - 0.9%
eBay, Inc. *	17,845	445

Iron/Steel - 0.4%
United States Steel Corp.	1,595	212

EQUITY PORTFOLIOS     1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Machinery - Construction & Mining - 1.5%
Caterpillar, Inc.	10,735	$759

Machinery - Diversified - 0.7%
Cummins, Inc.	5,850	381

Media - 1.8%
Disney (The Walt) Co.	14,450	468
Time Warner, Inc.	27,440	449

		917

Metal Fabricate/Hardware - 0.3%
Tenaris S.A. ADR †	2,405	132

Mining - 1.4%
Cia Vale do Rio Doce ADR †	13,770	366
Southern Copper Corp. †	13,845	353

		719

Miscellaneous Manufacturing - 4.7%
Dover Corp.	11,700	578
General Electric Co.	24,595	691
ITT Corp.	9,540	608
Parker Hannifin Corp.	8,670	555

		2,432

Oil & Gas - 12.0%
Chevron Corp.	15,675	1,353
ENSCO International, Inc.	10,170	689
Exxon Mobil Corp.	24,590	1,968
Noble Corp.	13,245	666
Occidental Petroleum Corp.	9,610	763
Talisman Energy, Inc.	19,565	344
Valero Energy Corp.	12,050	419

		6,202

Pharmaceuticals - 5.0%
Cephalon, Inc. * †	3,500	268
Forest Laboratories, Inc. *	12,405	443
Lilly (Eli) & Co.	13,215	616
Pfizer, Inc.	33,745	645
Teva Pharmaceutical Industries Ltd. ADR †	12,910	611

		2,583

Retail - 9.5%
Best Buy Co., Inc.	12,890	577
GameStop Corp., Class A *	9,620	422
Gap (The), Inc.	28,385	552
McDonald’s Corp.	15,405	955
TJX Cos., Inc.	21,705	787
Wal-Mart Stores, Inc.	26,735	1,579

		4,872

Savings & Loans - 0.2%
Washington Mutual, Inc. †	27,985	113

Semiconductors - 3.4%
Intel Corp.	42,180	965
National Semiconductor Corp.	11,045	237
Texas Instruments, Inc.	21,515	527

		1,729

Software - 4.7%
BMC Software, Inc. *	15,110	492
CA, Inc.	7,475	179
Microsoft Corp.	44,825	1,223
Oracle Corp. *	24,075	528

		2,422

Telecommunications - 6.2%
AT&T, Inc.	16,015	512
Cisco Systems, Inc. *	36,390	875
Embarq Corp.	9,420	444
Nokia OYJ ADR	22,385	564
Qwest Communications International, Inc. †	70,135	265
Verizon Communications, Inc.	14,465	508

		3,168

Transportation - 0.8%
Burlington Northern Santa Fe Corp.	3,850	413

Total Common Stocks
(Cost $52,881)		51,036
INVESTMENT COMPANY- 9.4%
Northern Institutional Funds -Liquid Assets Portfolio (1) (2)	4,843,414	4,843

Total Investment Company
(Cost $4,843)		4,843

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO continued	AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 0.5%
Deutsche Bank AG , Grand Cayman, Eurodollar Time Deposit, 1.94%, 9/2/08	$269	$269

Total Short-Term Investment
(Cost $269)		269

Total Investments - 109.0%
(Cost $57,993)		56,148
Liabilities less Other Assets - (9.0)%		(4,644)

NET ASSETS - 100.0%		$51,504

(1)	Investment in affiliated portfolio.

(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or parially on loan.

Percentages shown are based on Net Assets.

At August 31, 2008, the Diversified Growth Portfolio had open purchase call options as follows:

OPTION CONTRACT/EXPIRATION DATE/EXERCISE PRICE	NUMBER OF CONTRACTS	UNREALIZED GAIN (LOSS) (000S)
Lehman Brothers Holdings, Inc./January 16, 2010/22.50	118	$(27)
Lehman Brothers Holdings, Inc./January 16, 2010/20.00	75	4

Total	193	$(23)

At August 31, 2008, the Diversified Growth Portfolio had open written call options as follows:

OPTION CONTRACT/EXPIRATION DATE/EXERCISE PRICE	NUMBER OF CONTRACTS	UNREALIZED GAIN (LOSS) (000S)
Cisco Systems, Inc./October 18, 2008/27.00	(21)	$—
IBM Corp./October 18, 2008/135.00	(4)	1
Amgen, Inc./September 20, 2008/70.00	(8)	— —
Exxon Mobil Corp./September 20, 2008/85.00	(6)	— —
Covidien Ltd./October 18, 2008/60.00	(10)	—
Dover Corp./October 18, 2008/55.00	(16)	—
Gap (The), Inc./September 20, 2008/22.50	(27)	—
Lockheed Martin Corp./September 20, 2008/125.00	(7)	—
McDonald’s Corp./October 18, 2008/70.00	(20)	—
TJX Cos., Inc./October 18, 2008/40.00	(21)	—
Wal-Mart Stores, Inc./October 18, 2008/65.00	(13)	—

Total	(153)	$1

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$57,993

Gross tax appreciation of investments	$2,772
Gross tax depreciation of investments	(4,639)

Net tax depreciation of investments	$(1,867)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below: Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Diversfied Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$55,879	$(22)
Level 2	269	—
Level 3	—	—

Total	$56,148	$(22)

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%
Advertising - 0.2%
Interpublic Group of Cos. (The), Inc. *†	26,012	$245
Omnicom Group, Inc.	16,498	699

		944

Aerospace/Defense - 2.3%
Boeing Co.	38,763	2,541
General Dynamics Corp.	20,498	1,892
Goodrich Corp.	7,026	360
L-3 Communications Holdings, Inc.	6,600	686
Lockheed Martin Corp.	17,384	2,024
Northrop Grumman Corp.	17,606	1,212
Raytheon Co.	21,804	1,308
Rockwell Collins, Inc.	8,282	436
United Technologies Corp.	50,128	3,288

		13,747

Agriculture - 1.8%
Altria Group, Inc.	107,856	2,268
Archer-Daniels-Midland Co.	33,206	845
Lorillard, Inc.	9,425	681
Philip Morris International, Inc.	108,656	5,835
Reynolds American, Inc.†	8,826	468
UST, Inc.†	7,634	409

		10,506

Airlines - 0.1%
Southwest Airlines Co.†	39,430	600

Apparel - 0.4%
Coach, Inc. *†	18,400	533
Jones Apparel Group, Inc.†	5,340	106
NIKE, Inc., Class B†	19,568	1,186
Polo Ralph Lauren Corp.†	3,000	228
VF Corp.	4,436	352

		2,405

Auto Manufacturers - 0.3%
Ford Motor Co. *†	115,522	515
General Motors Corp.†	30,533	305
PACCAR, Inc.	18,844	812

		1,632

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co. *†	11,512	226
Johnson Controls, Inc.	30,534	944

		1,170

Banks - 4.6%
Bank of America Corp.†	234,950	7,316
Bank of New York Mellon (The) Corp.	58,961	2,041
BB&T Corp.†	28,200	846
Capital One Financial Corp.†	19,319	853
Comerica, Inc.†	8,759	246
Fifth Third Bancorp†	30,956	489
First Horizon National Corp.†	6,972	78
Huntington Bancshares, Inc. of Ohio†	20,709	152
KeyCorp†	25,007	300
M&T Bank Corp.†	4,300	307
Marshall & Ilsley Corp.†	14,654	226
National City Corp.†	37,120	187
Northern Trust Corp. (1)	10,000	804
PNC Financial Services Group, Inc.	17,768	1,278
Regions Financial Corp.†	37,450	347
State Street Corp.	21,921	1,483
SunTrust Banks, Inc.	18,956	794
U.S. Bancorp	89,702	2,858
Wachovia Corp.†	110,204	1,751
Wells Fargo & Co.	170,146	5,150
Zions Bancorporation†	6,490	174

		27,680

Beverages - 2.5%
Anheuser-Busch Cos., Inc.	36,758	2,494
Brown-Forman Corp., Class B†	4,650	335
Coca-Cola (The) Co.	102,913	5,359
Coca-Cola Enterprises, Inc.	14,813	253
Constellation Brands, Inc., Class A *	11,000	232
Molson Coors Brewing Co., Class B†	7,492	357
Pepsi Bottling Group, Inc.†	7,871	233
PepsiCo, Inc.	81,729	5,597

		14,860

Biotechnology - 2.2%
Amgen, Inc. *	56,127	3,528
Biogen Idec, Inc. *	15,083	768
Celgene Corp. *	22,400	1,552
Genzyme Corp. *	13,757	1,077
Gilead Sciences, Inc. *	47,496	2,502
Millipore Corp. *†	2,878	216
Monsanto Co.	28,252	3,228

		12,871

Building Materials - 0.1%
Masco Corp.	20,288	387

Chemicals - 1.6%
Air Products & Chemicals, Inc.	10,864	998
Ashland, Inc.	3,387	139

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Chemicals - 1.6% continued
CF Industries Holdings, Inc.	2,900	$442
Dow Chemical (The) Co.	47,971	1,637
du Pont (E.I.) de Nemours & Co.	46,451	2,064
Eastman Chemical Co.	4,090	247
Ecolab, Inc.	9,008	412
Hercules, Inc.	7,037	152
International Flavors & Fragrances, Inc.	4,384	176
PPG Industries, Inc.	8,934	561
Praxair, Inc.	16,132	1,449
Rohm & Haas Co.	6,484	487
Sherwin-Williams (The) Co.†	5,095	298
Sigma-Aldrich Corp.	6,886	391

		9,453

Coal - 0.3%
Consol Energy, Inc.	9,400	636
Massey Energy Co.	4,300	284
Peabody Energy Corp.	14,000	881

		1,801

Commercial Services - 1.2%
Apollo Group, Inc., Class A *	7,101	452
Automatic Data Processing, Inc.	26,759	1,188
Convergys Corp. *	8,346	123
Donnelley (R.R.) & Sons Co.	11,461	320
Equifax, Inc.	6,655	235
H&R Block, Inc.	16,738	427
Mastercard, Inc., Class A†	3,900	946
McKesson Corp.	14,248	823
Monster Worldwide, Inc. *†	7,187	140
Moody's Corp.†	10,962	446
Paychex, Inc.	17,316	590
Robert Half International, Inc.	8,147	209
Total System Services, Inc.	8,986	179
Western Union (The) Co.	38,161	1,054

		7,132

Computers - 4.8%
Affiliated Computer Services, Inc., Class A *	5,000	266
Apple, Inc. *	45,412	7,699
Cognizant Technology Solutions Corp., Class A *	15,600	457
Computer Sciences Corp. *	8,110	381
Dell, Inc. *	104,143	2,263
EMC Corp. of Massachusetts *	106,545	1,628
Hewlett-Packard Co.	127,039	5,961
IBM Corp.	70,784	8,617
Lexmark International, Inc., Class A *†	5,307	191
NetApp, Inc. *	18,575	473
SanDisk Corp. *†	12,100	175
Sun Microsystems, Inc. *	42,181	380
Teradata Corp. *	10,192	250
Unisys Corp. *	21,113	86

		28,827

Cosmetics/Personal Care - 2.4%
Avon Products, Inc.	21,990	942
Colgate-Palmolive Co.	26,124	1,986
Estee Lauder Cos. (The), Inc., Class A	5,900	294
Procter & Gamble Co.	157,260	10,972

		14,194

Distribution/Wholesale - 0.1%
Genuine Parts Co.	8,843	375
Grainger (W.W.), Inc.	3,529	318

		693

Diversified Financial Services - 5.2%
American Express Co.	59,664	2,367
Ameriprise Financial, Inc.	11,992	539
Charles Schwab (The) Corp.	47,832	1,147
CIT Group, Inc.†	16,300	168
Citigroup, Inc.	280,482	5,326
CME Group, Inc.	3,476	1,166
Discover Financial Services	24,665	406
E*TRADE Financial Corp. *†	26,500	85
Fannie Mae†	57,295	392
Federated Investors, Inc., Class B	4,412	148
Franklin Resources, Inc.	8,021	838
Freddie Mac†	34,850	157
Goldman Sachs Group (The), Inc.	20,253	3,321
IntercontinentalExchange, Inc. *	3,800	334
Invesco Ltd.†	20,100	515
Janus Capital Group, Inc.†	8,607	232
JPMorgan Chase & Co.	177,882	6,847
Legg Mason, Inc.†	7,501	334
Lehman Brothers Holdings, Inc.†	37,560	604
Merrill Lynch & Co., Inc.	79,403	2,251
Morgan Stanley	57,030	2,329
NYSE Euronext	13,600	552
Price (T. Rowe) Group, Inc.†	13,372	794
SLM Corp. *	25,184	416

		31,268

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Electric - 3.2%
AES Corp. *	34,638	$529
Allegheny Energy, Inc.	8,685	394
Ameren Corp.†	11,323	474
American Electric Power Co., Inc.	20,717	809
CMS Energy Corp.†	12,683	172
Consolidated Edison, Inc.†	14,721	602
Constellation Energy Group, Inc.	9,221	615
Dominion Resources, Inc. of Virginia	29,724	1,294
DTE Energy Co.†	8,379	353
Duke Energy Corp.	65,182	1,137
Dynegy, Inc., Class A *†	22,305	133
Edison International	16,834	773
Entergy Corp.	9,856	1,019
Exelon Corp.	33,790	2,567
FirstEnergy Corp.	15,695	1,140
FPL Group, Inc.†	21,012	1,262
Integrys Energy Group, Inc.†	3,900	204
Pepco Holdings, Inc.	10,900	276
PG&E Corp.	18,396	760
Pinnacle West Capital Corp.†	5,991	211
PPL Corp.	19,250	842
Progress Energy, Inc.†	13,500	590
Public Service Enterprise Group, Inc.	26,178	1,067
Southern Co.	39,499	1,482
TECO Energy, Inc.	11,616	207
Xcel Energy, Inc.	23,185	475

		19,387

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	40,194	1,881
Molex, Inc.†	8,335	201

		2,082

Electronics - 0.6%
Agilent Technologies, Inc. *	18,526	644
Applied Biosystems, Inc.	9,446	345
Jabil Circuit, Inc.†	12,300	207
PerkinElmer, Inc.	6,100	173
Thermo Fisher Scientific, Inc. *	21,511	1,303
Tyco Electronics Ltd.	24,670	812
Waters Corp. *	5,178	353

		3,837

Engineering & Construction - 0.2%
Fluor Corp.	9,382	752
Jacobs Engineering Group, Inc. *	6,500	480

		1,232

Entertainment - 0.1%
International Game Technology	16,697	358

Environmental Control - 0.2%
Allied Waste Industries, Inc. *	15,454	208
Waste Management, Inc.	25,242	888

		1,096

Food - 1.9%
Campbell Soup Co.	11,162	411
ConAgra Foods, Inc.	23,387	498
Dean Foods Co. *	7,900	199
General Mills, Inc.	17,241	1,141
Heinz (H.J.) Co.	16,269	819
Hershey (The) Co.†	9,222	333
Kellogg Co.	13,068	711
Kraft Foods, Inc., Class A	78,114	2,461
Kroger Co.	34,058	941
McCormick & Co., Inc.	7,200	291
Safeway, Inc.	22,542	594
Sara Lee Corp.	38,031	513
SUPERVALU, Inc.	10,941	254
Sysco Corp.	30,980	986
Tyson Foods, Inc., Class A	14,200	206
Whole Foods Market, Inc.†	8,100	148
Wrigley (Wm.) Jr. Co.	11,046	878

		11,384

Forest Products & Paper - 0.3%
International Paper Co.	23,047	623
MeadWestvaco Corp.†	8,929	237
Plum Creek Timber Co., Inc.†	9,189	456
Weyerhaeuser Co.	10,869	603

		1,919

Gas - 0.2%
Centerpoint Energy, Inc.	18,057	287
NICOR, Inc.†	2,852	131
NiSource, Inc.†	15,435	254
Sempra Energy	12,872	746

		1,418

Hand/Machine Tools - 0.1%
Black & Decker Corp.	3,650	231
Snap-On, Inc.†	3,523	201

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Hand/Machine Tool - 0.1% continued
Stanley Works (The)	4,068	$195

		627

Healthcare - Products - 3.9%
Bard (C.R.), Inc.	5,380	503
Baxter International, Inc.	32,335	2,191
Becton, Dickinson & Co.	12,597	1,101
Boston Scientific Corp. *	69,328	871
Covidien Ltd.	25,770	1,393
Hospira, Inc. *	8,788	355
Intuitive Surgical, Inc. *	2,000	590
Johnson & Johnson	145,238	10,229
Medtronic, Inc.	57,895	3,161
Patterson Cos., Inc. *†	6,300	205
St. Jude Medical, Inc. *	17,446	800
Stryker Corp.	12,336	829
Varian Medical Systems, Inc. *	6,500	410
Zimmer Holdings, Inc. *	11,885	860

		23,498

Healthcare - Services - 1.2%
Aetna, Inc.	24,944	1,076
CIGNA Corp.	14,521	608
Coventry Health Care, Inc. *	7,875	276
DaVita, Inc. *	5,400	310
Humana, Inc. *	8,690	403
Laboratory Corp. of America Holdings *†	5,700	417
Quest Diagnostics, Inc.	8,536	461
Tenet Healthcare Corp. *†	28,528	172
UnitedHealth Group, Inc.	63,252	1,926
WellPoint, Inc. *	27,138	1,433

		7,082

Holding Companies - Diversified - 0.1%
Leucadia National Corp.†	9,400	435

Home Builders - 0.1%
Centex Corp.	7,334	119
D.R. Horton, Inc.	16,500	206
KB Home†	4,428	92
Lennar Corp., Class A†	7,900	104
Pulte Homes, Inc.	12,832	186

		707

Home Furnishings - 0.1%
Harman International Industries, Inc.†	3,600	122
Whirlpool Corp.	3,830	312

		434

Household Products/Wares - 0.4%
Avery Dennison Corp.†	5,438	262
Clorox Co.†	7,115	421
Fortune Brands, Inc.	7,905	465
Kimberly-Clark Corp.	21,560	1,330

		2,478

Housewares - 0.0%
Newell Rubbermaid, Inc.†	15,761	285

Insurance - 3.3%
Aflac, Inc.	24,479	1,388
Allstate (The) Corp.	28,375	1,281
American International Group, Inc.	138,549	2,977
AON Corp.	15,434	733
Assurant, Inc.	4,900	286
Chubb Corp.	18,786	902
Cincinnati Financial Corp.	8,430	250
Genworth Financial, Inc., Class A	23,700	380
Hartford Financial Services Group, Inc.	16,198	1,022
Lincoln National Corp.	13,998	711
Loews Corp.	18,664	811
Marsh & McLennan Cos., Inc.	26,310	840
MBIA, Inc.†	11,864	192
MetLife, Inc.†	36,544	1,981
MGIC Investment Corp.†	5,827	49
Principal Financial Group, Inc.	13,311	610
Progressive (The) Corp.	34,928	645
Prudential Financial, Inc.	22,499	1,658
SAFECO Corp.	4,876	330
Torchmark Corp.†	4,594	274
Travelers Cos. (The), Inc.	31,171	1,376
Unum Group†	17,863	454
XL Capital Ltd., Class A†	15,734	316

		19,466

Internet - 1.9%
Akamai Technologies, Inc. *	9,300	213
Amazon.com, Inc. *	15,915	1,286
eBay, Inc. *	56,928	1,419
Expedia, Inc. *†	11,258	199
Google, Inc., Class A *	11,962	5,542
Symantec Corp. *	43,271	965
VeriSign, Inc. *	10,500	336
Yahoo!, Inc. *	70,830	1,373

		11,333

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Investment Companies - 0.0%
American Capital Ltd.†	11,000	$239

Iron/Steel - 0.4%
AK Steel Holding Corp.	5,800	305
Allegheny Technologies, Inc.†	5,178	254
Nucor Corp.	16,144	848
United States Steel Corp.	6,075	808

		2,215

Leisure Time - 0.2%
Carnival Corp.	22,468	833
Harley-Davidson, Inc.†	12,728	506

		1,339

Lodging - 0.2%
Marriott International, Inc., Class A	16,200	457
Starwood Hotels & Resorts Worldwide, Inc.	10,011	363
Wyndham Worldwide Corp.	10,347	199

		1,019

Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	31,672	2,240
Terex Corp. *	5,200	262

		2,502

Machinery - Diversified - 0.5%
Cummins, Inc.†	10,884	709
Deere & Co.	22,190	1,566
Manitowoc Co. (The), Inc.†	7,400	186
Rockwell Automation, Inc.	7,569	358

		2,819

Media - 2.5%
CBS Corp., Class B	36,673	593
Comcast Corp., Class A	152,603	3,232
DIRECTV Group (The), Inc. *†	36,600	1,033
Disney (The Walt) Co.	98,186	3,176
Gannett Co., Inc.†	11,846	211
McGraw-Hill Cos. (The), Inc.	16,528	708
Meredith Corp.†	2,236	63
New York Times (The) Co., Class A†	8,889	116
News Corp., Class A	118,700	1,681
Scripps Networks Interactive, Inc., Class A†	4,600	191
Time Warner, Inc.	184,426	3,019
Viacom, Inc., Class B *	32,573	960
Washington Post (The), Co., Class B	333	199

		15,182

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	7,200	743

Mining - 0.8%
Alcoa, Inc.	41,973	1,348
Freeport-McMoRan Copper & Gold, Inc.	19,726	1,762
Newmont Mining Corp.	23,333	1,052
Titanium Metals Cor.†	4,900	71
Vulcan Materials Co.†	5,647	423

		4,656

Miscellaneous Manufacturing - 4.5%
3M Co.	36,320	2,601
Cooper Industries Ltd., Class A†	9,330	444
Danaher Corp.	13,104	1,069
Dover Corp.	10,140	501
Eastman Kodak Co.†	16,337	265
Eaton Corp.	8,860	648
General Electric Co.	513,623	14,433
Honeywell International, Inc.†	38,239	1,918
Illinois Tool Works, Inc.	20,474	1,016
Ingersoll-Rand Co. Ltd., Class A	17,115	632
ITT Corp.	9,748	621
Leggett & Platt, Inc.†	9,616	215
Pall Corp.	6,791	276
Parker Hannifin Corp.	9,020	578
Textron, Inc.	12,858	528
Tyco International Ltd.	24,870	1,066

		26,811

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	10,735	366
Xerox Corp.	46,358	646

		1,012

Oil & Gas - 10.5%
Anadarko Petroleum Corp.	24,136	1,490
Apache Corp.	17,174	1,964
Cabot Oil & Gas Corp.	5,000	222
Chesapeake Energy Corp.	24,762	1,198
Chevron Corp.	106,553	9,198
ConocoPhillips	79,434	6,554
Devon Energy Corp.	23,050	2,352
ENSCO International, Inc.†	7,800	529
EOG Resources, Inc.	12,738	1,330
Exxon Mobil Corp.	272,210	21,780
Hess Corp.	14,413	1,509
Marathon Oil Corp.	36,456	1,643
Murphy Oil Corp.	9,800	770
Nabors Industries Ltd. *	15,106	538
Noble Corp.	13,874	698

EQUITY PORTFOLIOS      5     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Oil & Gas - 10.5% continued
Noble Energy, Inc.	8,900	$638
Occidental Petroleum Corp.	42,268	3,354
Questar Corp.	8,900	462
Range Resources Corp.	8,262	384
Rowan Cos., Inc.	6,403	237
Southwestern Energy Co. *	17,600	675
Sunoco, Inc.†	6,768	300
Tesoro Corp.†	7,400	137
Transocean, Inc. *	16,400	2,086
Valero Energy Corp.	27,200	945
XTO Energy, Inc.	27,866	1,405

		62,398

Oil & Gas Services - 2.3%
Baker Hughes, Inc.	15,903	1,272
BJ Services Co.	15,790	424
Cameron International Corp. *	11,700	545
Halliburton Co.	44,980	1,977
National-Oilwell Varco, Inc. *	21,400	1,578
Schlumberger Ltd.	61,486	5,793
Smith International, Inc.	11,186	780
Weatherford International Ltd. *	35,000	1,350

		13,719

Packaging & Containers - 0.1%
Ball Corp.	5,028	231
Bemis Co.	6,252	175
Pactiv Corp. *	7,382	198
Sealed Air Corp.	8,788	213

		817

Pharmaceuticals - 5.1%
Abbott Laboratories	79,586	4,571
Allergan, Inc.	15,846	885
AmerisourceBergen Corp.	8,282	340
Barr Pharmaceuticals, Inc. *	5,600	378
Bristol-Myers Squibb Co.	101,995	2,177
Cardinal Health, Inc.	18,420	1,013
Express Scripts, Inc. *	12,957	951
Forest Laboratories, Inc. *	15,669	559
King Pharmaceuticals, Inc. *	13,838	158
Lilly (Eli) & Co.	50,973	2,378
Medco Health Solutions, Inc. *	26,126	1,224
Merck & Co., Inc.	110,540	3,943
Mylan, Inc. *†	17,600	227
Pfizer, Inc.	348,621	6,662
Schering-Plough Corp.	83,552	1,621
Watson Pharmaceuticals, Inc. *	6,152	186
Wyeth	68,714	2,974

		30,247

Pipelines - 0.4%
El Paso Corp.	36,178	606
Spectra Energy Corp.	32,591	863
Williams Cos. (The), Inc.	30,118	930

		2,399

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A *†	8,900	116

Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co., Class A†	4,633	164
AvalonBay Communities, Inc.†	4,100	410
Boston Properties, Inc.†	6,400	656
Developers Diversified Realty Corp.†	7,000	235
Equity Residential	13,997	591
General Growth Properties, Inc.†	14,400	373
HCP, Inc.	12,659	458
Host Hotels & Resorts, Inc.	26,900	385
Kimco Realty Corp.†	12,900	479
ProLogis†	13,534	583
Public Storage	6,382	564
Simon Property Group, Inc.	11,586	1,099
Vornado Realty Trust	7,300	726

		6,723

Retail - 5.5%
Abercrombie & Fitch Co., Class A†	4,500	236
AutoNation, Inc. *†	7,611	86
Autozone, Inc. *	2,419	332
Bed Bath & Beyond, Inc. *	13,937	427
Best Buy Co., Inc.	17,822	798
Big Lots, Inc. *†	4,757	141
Costco Wholesale Corp.	22,291	1,495
CVS Caremark Corp.	73,650	2,696
Darden Restaurants, Inc.†	7,954	233
Dillard’s, Inc., Class A†	3,934	50
Family Dollar Stores, Inc.	8,262	206
GameStop Corp., Class A *	8,300	364
Gap (The), Inc.	23,135	450
Home Depot (The), Inc.	87,464	2,372
Kohl's Corp. *	15,746	774
Limited Brands, Inc.	16,113	335
Liz Claiborne, Inc.†	5,888	96

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    6    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Retail - 5.5% continued
Lowe’s Cos., Inc.	75,414	$1,858
Macy’s, Inc.†	22,666	472
McDonald’s Corp.	58,375	3,619
Nordstrom, Inc.†	9,080	282
Office Depot, Inc. *	15,659	110
Penney (J.C.) Co., Inc.	12,000	468
RadioShack Corp.†	8,458	161
Sears Holdings Corp. *†	3,656	336
Staples, Inc.	36,197	876
Starbucks Corp. *	39,226	610
Target Corp.	40,130	2,128
Tiffany & Co.†	7,101	314
TJX Cos., Inc.	21,830	791
Wal-Mart Stores, Inc.	119,835	7,079
Walgreen Co.	51,030	1,859
Wendy’s International, Inc.	5,205	126
Yum! Brands, Inc.	24,460	873

		33,053

Savings & Loans - 0.2%
Hudson City Bancorp, Inc.	28,000	516
Sovereign Bancorp, Inc.†	28,180	272
Washington Mutual, Inc.†	80,343	326

		1,114

Semiconductors - 2.5%
Advanced Micro Devices, Inc. *†	35,744	225
Altera Corp.†	16,107	365
Analog Devices, Inc.	15,637	437
Applied Materials, Inc.	69,897	1,253
Broadcom Corp., Class A *	23,074	555
Intel Corp.	295,129	6,750
Kla-Tencor Corp.	8,811	327
Linear Technology Corp.†	11,962	390
LSI Corp. *	34,341	228
MEMC Electronic Materials, Inc. *	11,700	574
Microchip Technology, Inc.†	10,000	320
Micron Technology, Inc. *	39,180	166
National Semiconductor Corp.	11,604	249
Novellus Systems, Inc. *†	5,921	134
Nvidia Corp. *	29,895	378
QLogic Corp. *	7,878	147
Teradyne, Inc. *	11,458	107
Texas Instruments, Inc.	68,195	1,671
Xilinx, Inc.	15,036	391

		14,667

Software - 3.5%
Adobe Systems, Inc. *	27,414	1,174
Autodesk, Inc. *†	12,076	429
BMC Software, Inc. *	10,299	335
CA, Inc.	20,109	481
Citrix Systems, Inc. *	9,469	286
Compuware Corp. *	15,472	177
Electronic Arts, Inc. *†	16,450	803
Fidelity National Information Services, Inc.	9,200	201
Fiserv, Inc. *	8,774	455
IMS Health, Inc.	9,397	209
Intuit, Inc. *	17,298	520
Microsoft Corp.	412,692	11,262
Novell, Inc. *	22,041	142
Oracle Corp. *	204,409	4,483

		20,957

Telecommunications - 5.7%
American Tower Corp., Class A *	20,400	843
AT&T, Inc.	306,114	9,793
CenturyTel, Inc.	6,178	239
Ciena Corp. *†	5,115	89
Cisco Systems, Inc. *	304,336	7,319
Corning, Inc.	81,126	1,666
Embarq Corp.	7,975	376
Frontier Communications Corp.†	18,834	237
JDS Uniphase Corp. *†	13,293	135
Juniper Networks, Inc. *	27,000	694
Motorola, Inc.	116,206	1,095
QUALCOMM, Inc.	83,382	4,390
Qwest Communications International, Inc.†	78,403	296
Sprint Nextel Corp.	146,910	1,281
Tellabs, Inc. *	23,962	125
Verizon Communications, Inc.	146,846	5,157
Windstream Corp.	24,084	299

		34,034

Textiles - 0.0%
Cintas Corp.†	7,523	232

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	7,471	279
Mattel, Inc.	18,617	360

		639

Transportation - 2.1%
Burlington Northern Santa Fe Corp.	15,138	1,626
C.H. Robinson Worldwide, Inc.	9,200	479

EQUITY PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Transportation - 2.1% continued
CSX Corp.	20,876	$1,350
Expeditors International of Washington, Inc.	11,500	415
FedEx Corp.	16,038	1,328
Norfolk Southern Corp.	19,307	1,420
Ryder System, Inc.†	3,249	210
Union Pacific Corp.	26,620	2,234
United Parcel Service, Inc., Class B	52,607	3,373

		12,435

Total Common Stocks
(Cost $563,744)		581,315
INVESTMENT COMPANY - 7.3%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	43,822,658	43,823

Total Investment Company
(Cost $43,823)		43,823

	PRINCIPAL AMOUNT (000S)
SHORT - TERM INVESTMENTS - 2.5%
Skandinaviska Enskildaban, Sweden, Eurodollar Time Deposit, 1.94%, 9/2/08	$13,540	13,540
United States Treasury Bill, (4) 2.09%, 12/4/08	1,510	1,502

Total Short-Term Investments
(Cost $15,042)		15,042

Total Investments - 107.2%
(Cost $622,609)		640,180
Liabilities less Other Assets - (7.2)%		(43,111)

NET ASSETS - 100.0%		$597,069

(1)	Investment in affiliate

(2)	Investment in affiliated Portfolio

(3)	Investment related to cash collateral received from portfolio securities loaned.

(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2008, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-Mini
S&P 500	248	$3,206	Long	9/08	$(9)

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$622,609

Gross tax appreciation of investments	$83,239
Gross tax depreciation of investments	(65,668)

Net tax appreciation of investments	$17,571

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$625,138	$(9)
Level 2	15,042	—
Level 3	—	—

Total	$640,180	$(9)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    8    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 99.1%
iPath Dow Jones-AIG Commodity Index Total Return ETN	8,168	$475
Northern Bond Index Fund (1)(2)	682,174	6,822
Northern Emerging Markets Equity Fund (1)(2)	59,644	671
Northern Global Fixed Income Fund (1)(2)	58,704	671
Northern Global Real Estate Index Fund (1)(2)	148,614	1,342
Northern High Yield Fixed Income Fund (1)(2)	346,034	2,460
Northern Mid Cap Index Fund (1)(2)	117,615	1,342
Northern Institutional Funds - Diversified Assets Portfolio (1)(2)	6,599,083	6,599
Northern Institutional Funds - Equity Index Portfolio (1)(2)	869,074	11,854
Northern Institutional Funds - International Equity Index Portfolio (1)(2)	497,276	5,032
Northern Institutional Funds - Short Bond Portfolio (1)(2)	361,935	6,598
Northern Institutional Funds - Small Company Index Portfolio (1)(2)	33,869	560

Total Investment Companies
(Cost $46,002)		44,426
Total Investments - 99.1%
(Cost $46,002)		44,426
Other Assets less Liabilities - 0.9%		389

NET ASSETS - 100.0%		$44,815

(1)	Investment in affiliated portfolio.

(2)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

ETN - Exchange Traded Note

Percentages shown are based on Net Assets.

At August 31, 2008, the asset class weightings for Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity - Large	26.7%	NIF Equity Index
U.S. Equity - Mid	3.0	NF Mid Cap Index
U.S. Equity - Small	1.3	NIF Small Company Index
Non U.S. Equity - Developed	11.3	NIF International Equity Index
Non U.S. Equity - Emerging Markets	1.5	NF Emerging Markets Equity
Non U.S. Equity - Sovereign	1.5	NF Global Fixed Income
Global Real Estate	3.0	NF Global REIT Index
U.S. Bonds - High Yield	5.5	NF High Yield Fixed Income
U.S. Bonds - Intermediate	15.4	NF Bond Index
U.S. Bonds - Short	14.8	NIF Short Bond
Commodities	1.1	iPath Dow Jones-AIG Commodity Index Total Return ETN
Cash	14.9	NIF Diversified Assets

Total	100.0%

Federal Tax Information:

At August 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$46,002

Gross tax appreciation of investments	$61
Gross tax depreciation of investments	(1,637)

Net tax depreciation of investments	$(1,576)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO     1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$44,426	$—
Level 2	—	—
Level 3	—	—

Total	$44,426	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 19.5%
Domestic Depository Institutions - 2.1%
Citibank, New York,
2.75%, 10/14/08	$40,000	$40,000
2.75%, 10/17/08	50,000	50,000
2.77%, 11/19/08	50,000	50,000
2.76%, 11/20/08	60,000	60,000

		200,000

Foreign Depository Institutions - 17.4%
Australia & New Zealand Bank, London Branch,
2.80%, 9/24/08	50,000	50,000
2.80%, 9/26/08	30,000	30,000
2.78%, 10/9/08	80,000	80,000
Banco Bilbao Vizcaya Argentaria,
2.45%, 9/22/08	50,000	50,000
Bank of Nova Scotia, London Branch,
2.47%, 9/2/08	35,000	35,000
2.46%, 9/22/08	50,000	50,000
Bank of Scotland PLC, Halifax Branch,
5.00%, 10/14/08	10,000	10,000
Bank of Scotland PLC, New York,
2.80%, 10/15/08	50,000	50,000
2.82%, 10/31/08	40,000	40,000
Barclays Bank, New York Branch,
2.75%, 10/27/08	50,000	50,000
BNP Paribas, New York Branch,
2.80%, 11/21/08	50,000	50,000
BNP Paribas S.A., London Branch,
2.75%, 10/16/08	50,000	50,000
CALYON, New York,
2.40%, 9/29/08	40,000	40,000
Commonwealth of Australia,
2.80%, 9/24/08	40,000	40,000
Credit Agricole S.A., London Branch,
4.91%, 10/9/08	50,000	50,000
4.97%, 10/14/08	10,000	10,000
HSBC PLC, London,
2.80%, 10/7/08	60,000	60,000
2.77%, 10/16/08	40,000	40,000
2.79%, 11/12/08	40,000	40,000
KBC Bank N.V. Bank, London,
2.50%, 9/22/08	50,000	50,000
Lloyds Bank, New York,
2.42%, 9/8/08	30,000	30,000
2.72%, 11/28/08	30,000	30,000
National Australia Bank, London Branch,
2.80%, 9/22/08	30,000	30,000
2.77%, 11/12/08	40,000	40,000
Nordea Bank Finland, New York,
2.41%, 9/22/08	100,000	100,000
Rabobank Nederland, New York Branch,
2.45%, 10/3/08	50,000	50,000
2.71%, 11/20/08	30,000	30,000
2.73%, 11/28/08	50,000	50,000
Royal Bank of Canada, New York Branch,
2.71%, 9/22/08	50,000	50,000
Royal Bank of Scotland, New York Branch,
2.75%, 10/20/08	50,000	50,000
2.80%, 11/3/08	50,000	50,000
2.80%, 11/19/08	40,000	40,001

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 19.5% - CONTINUED
Foreign Depository Institutions - 17.4% - (continued)
Svenska Handelsbanken, Inc., New York Branch,
2.40%, 9/30/08	$100,000	$100,000
Toronto Dominion Bank, New York Branch,
2.72%, 11/19/08	25,000	25,000
Westpac Banking Corp., London Branch,
2.72%, 11/26/08	40,000	40,000
Westpac Banking Corp.,
2.73%, 11/25/08	50,000	50,000

		1,640,001

Total Certificates of Deposit (Cost $1,840,001)		1,840,001

COMMERCIAL PAPER - 9.5%
Auto Receivables - 1.9%
FCAR1 Owner Trust,
3.00%, 9/5/08	75,000	74,975
3.00%, 9/8/08	65,000	64,962
New Center Asset Trust - Plus Program,
3.50%, 9/5/08	40,000	39,984

		179,921

Credit Arbitrage - 0.5%
Cancara Asset Securitization Ltd.,
2.55%, 9/5/08	50,000	49,986

Multi-Seller Conduits - 4.7%
Amstel Funding Corp., (1)
2.30%, 9/2/08	20,000	19,999
Barton Capital Corp., (1)
2.45%, 9/2/08	54,041	54,037
Chariot Funding LLC,
2.45%, 9/4/08	7,093	7,092
2.40%, 9/5/08	50,000	49,987
Clipper Receivables Corp.,
2.35%, 9/2/08	40,000	39,997
2.60%, 9/5/08	50,000	49,986
Galleon Capital Corp.,
2.35%, 9/2/08	40,000	39,997
Liberty Street Funding Co.,
2.45%, 9/2/08	50,000	49,997
Sheffield Receivables Corp.,
2.45%, 9/2/08	30,000	29,998
Thames Asset Global Securitization Number One, Inc.,
2.55%, 9/3/08	100,000	99,986

		441,076

Non-Depository Personal Credit - 2.4%
General Electric Capital Corp.,
2.08%, 9/2/08	145,000	144,992
2.93%, 4/17/09	35,000	34,351
2.90%, 5/5/09	45,000	44,108

		223,451

Total Commercial Paper (Cost $894,434)		894,434

CORPORATE NOTES/BONDS - 14.7%
Bank Holding Companies - 0.3%
HSBC USA, Inc., FRN,
2.48%, 9/15/08	30,000	30,000

Chemicals and Allied Products - 0.4%
BASF Finance Europe N.V., FRN, (1)
2.80%, 9/19/08	40,000	40,000

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 14.7% - CONTINUED
Domestic Depository Institutions - 1.3%
Wells Fargo Bank, San Francisco,
2.44%, 9/5/08	$50,000	$50,000
2.43%, 9/10/08	75,000	75,000

		125,000

Foreign Depository Institutions - 4.5%
Allied Irish Banks PLC, FRN, (1)
2.47%, 9/18/08	50,000	50,000
Australia and New Zealand Banking Group, FRN, (1)
2.47%, 9/5/08	20,000	20,000
2.50%, 9/22/08	25,000	25,000
Commonwealth Bank Australia, FRN, (1)
2.87%, 10/20/08	45,000	45,000
Nordea Bank Finland, New York, FRN, (1)
2.48%, 9/10/08	83,290	83,290
Royal Bank of Canada, FRN,
2.52%, 9/10/08	28,000	28,000
Royal Bank of Scotland PLC, FRN, (1)
2.50%, 9/19/08	75,000	75,000
Westpac Banking Corp., FRN,
2.75%, 9/11/08	20,000	20,000
Westpac Banking Corp., New York, FRN, (1)
2.45%, 9/5/08	78,000	78,000

		424,290

Insurance Carriers - 2.2%
Genworth Global Funding, FRN, (1)
2.46%, 9/11/08	43,000	43,000
ING Verzekeringen N.V., FRN, (1)
2.45%, 9/4/08	63,000	63,000
MET Life Global Funding I, FRN, (1)
2.57%, 9/12/08	55,000	55,000
2.47%, 9/24/08	50,000	50,000

		211,000

Non-Depository Personal Credit - 2.8%
General Electric Capital Corp., FRN,
2.82%, 9/16/08	55,640	55,629
2.51%, 9/24/08	83,000	83,000
2.83%, 10/6/08	45,000	44,994
HSBC Finance Corp., FRN,
2.48%, 9/5/08	35,000	35,000
2.53%, 9/24/08	40,000	40,000

		258,623

Security and Commodity Brokers - 2.5%
Bear Stearns Co., Inc., FRN,
2.56%, 9/5/08	25,000	25,000
Merrill Lynch & Co., FRN,
2.54%, 9/3/08	55,000	55,000
Morgan Stanley, FRN,
2.57%, 9/15/08	30,000	30,000
2.56%, 9/29/08	120,000	120,000

		230,000

Structured Investment Vehicles - 0.7%
Whistlejacket Capital LLC, FRN, (1) †
5.15%, 4/21/08	40,000	30,400
2.78%, 5/15/08	25,000	19,000
3.81%, 7/23/08	25,000	19,000

		68,400

Total Corporate Notes/Bonds (Cost $1,408,909)		1,387,313

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 10.9%
Foreign Depository Institutions - 10.9%
Banco Bilbao Vizcaya Argentaria, Grand Cayman,
2.18%, 9/3/08	$180,000	$180,000
BNP Paribas, London,
2.16%, 9/2/08	99,825	99,825
Credit Agricole S.A., London,
2.40%, 9/2/08	150,000	150,000
Den Norske Bank, Oslo, Norway,
2.45%, 9/2/08	200,000	200,000
KBC Bank N.V., London,
2.40%, 9/2/08	140,000	140,000
Royal Bank of Scotland, London,
2.03%, 9/2/08	254,641	254,641

Total Eurodollar Time Deposits (Cost $1,024,466)		1,024,466

U.S. GOVERNMENT AGENCIES - 11.6% (2)
Fannie Mae - 2.8%
FNMA Discount Notes,
2.63%, 12/8/08	30,000	29,785
2.80%, 1/12/09	25,000	24,741
2.71%, 1/14/09	60,000	59,390
2.86%, 6/15/09	50,000	48,860
2.84%, 7/2/09	30,000	29,281
2.85%, 7/20/09	50,000	48,725
FNMA Note,
5.00%, 9/15/08	20,000	20,021

		260,803

Federal Home Loan Bank - 7.1%
FHLB Bonds,
2.56%, 2/13/09	24,000	24,037
2.39%, 3/18/09	40,000	40,036
2.13%, 3/27/09	12,000	11,998
2.20%, 4/1/09	24,000	23,984
2.30%, 4/3/09	38,000	38,007
2.22%, 4/7/09	24,000	24,000
2.25%, 4/17/09	24,000	24,000
2.52%, 4/21/09	25,000	25,000
2.32%, 4/24/09	35,000	35,000
2.45%, 4/28/09	30,000	30,000
2.63%, 5/5/09	30,000	30,000
2.48%, 5/7/09	40,000	39,923
2.38%, 5/27/09	40,000	39,950
2.64%, 6/3/09	50,000	50,000
2.91%, 6/18/09	40,000	40,000
3.00%, 6/18/09	25,000	25,044
FHLB Discount Notes,
2.55%, 11/19/08	30,000	29,832
2.71%, 1/5/09	60,000	59,431
2.74%, 2/24/09	50,000	49,330
2.82%, 3/2/09	30,000	29,572

		669,144

Freddie Mac - 1.7%
FHLMC Discount Notes,
3.00%, 7/20/09	50,000	48,658
2.94%, 8/17/09	30,000	29,143
FHLMC Notes,
4.75%, 3/5/09	26,600	26,859
2.45%, 4/9/09	24,000	24,000
4.25%, 7/15/09	30,000	30,308

		158,968

Total U.S. Government Agencies (Cost $1,088,915)		1,088,915

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 5.6%
U.S. Treasury Notes - 5.6%
4.63%, 9/30/08	$105,000	$105,257
3.13%, 10/15/08	46,000	46,103
4.88%, 10/31/08	253,000	254,285
4.75%, 12/31/08	80,000	80,868
4.50%, 4/30/09	40,000	40,638

Total U.S. Government Obligations (Cost $527,151)		527,151

Investments, at Amortized Cost (Cost $6,783,876)		6,762,280

REPURCHASE AGREEMENTS - 30.1%
(Collateralized at a minimum of 102%) (3)
Joint Repurchase Agreements - 2.0%
Morgan Stanley & Co., Inc., dated 8/29/08, repurchase price $81,934 2.00%, 9/2/08	81,916	81,916
Societe Generale, New York Branch, dated 8/29/08, repurchase price $40,967 2.01%, 9/2/08	40,958	40,958
UBS Securities LLC, dated 8/29/08, repurchase price $61,450 2.01%, 9/2/08	61,436	61,436

		184,310

(Collateralized at a minimum of 102%) (4)
Repurchase Agreements - 28.1%
Bank of America N.A., dated 8/29/08, repurchase price $50,012 2.13%, 9/2/08	50,000	50,000
Citigroup Global Markets, Inc., dated 8/29/08, repurchase price $530,126 2.14%, 9/2/08	530,000	530,000
Deutsche Bank Securities, Inc., dated 8/29/08, repurchase price $1,170,278 2.14%, 9/2/08	1,170,000	1,170,000
HSBC Securities (USA), Inc., dated 8/29/08, repurchase price $355,084 2.14%, 9/2/08	355,000	355,000
JP Morgan Securities, dated 8/29/08, repurchase price $510,121 2.13%, 9/2/08	510,000	510,000
UBS Securities LLC, dated 8/29/08, repurchase price $35,008 2.14%, 9/2/08	35,000	35,000

		2,650,000

Total Repurchase Agreements (Cost $2,834,310)		2,834,310

CAPITAL SUPPORT AGREEMENT - 0.0%
Northern Trust Corp.(5)	—	—

Total Capital Support Agreement (Cost $-)		—

Total Investments - 101.9% (Cost $9,618,186) (6)		9,596,590

Liabilities less Other Assets - (1.9)%		(175,042)

NET ASSETS - 100.0%		$9,421,548

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 7.50%	5/15/16 - 2/15/37
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	5.55% - 6.50%	5/1/33 - 1/1/38
FNMA	4.08% - 7.00%	2/1/18 - 1/1/48

(5)	Investment in affiliate.

(6)	The cost for federal income tax purposes was $9,618,186.

Percentages shown are based on Net Assets.

† - Defaulted securities are valued at the fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (the “Agreement”) with the Northern Institutional Fund Diversified Assets Portfolio (the “Portfolio”). Under the Agreement, the Corporation has committed to provide capital to the Portfolio, subject to a specified maximum amount, in the event that the Portfolio realizes a loss on the security, in an amount sufficient for the Portfolio to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9950. The Corporation will not receive any consideration from the Portfolio if it is required under the Agreement to make a capital contribution to the Portfolio. The Agreement will expire no later than February 28, 2009. The Portfolio treats the Agreement as an asset of the Portfolio in calculating its NAV.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	9,528,190	—
Level 3	68,400	—

Total	$9,596,590	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000S)	Other Financial Instruments* (000S)
Balance as of 5/31/08	$67,500	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	900	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/08	$68,400	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB     Federal Home Loan Bank

FHLMC     Federal Home Loan Mortgage Corp.

FNMA     Federal National Mortgage Association

FRN     Floating Rate Notes

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.0% (1)
Fannie Mae - 19.2%
FNMA Discount Notes,
2.17%, 9/2/08	$150,000	$149,991
2.42%, 9/17/08	40,000	39,957
2.34%, 9/22/08	50,000	49,932
2.19%, 9/23/08	45,000	44,940
1.94%, 10/1/08	15,450	15,420
2.44%, 10/1/08	13,000	12,975
2.45%, 10/1/08	65,400	65,267
2.46%, 10/1/08	109,778	109,553
2.42%, 10/8/08	60,000	59,851
2.38%, 10/20/08	40,000	39,870
2.56%, 11/3/08	133,058	132,462
2.57%, 11/3/08	11,425	11,374
2.59%, 11/3/08	100,000	99,547
2.63%, 11/3/08	14,250	14,184
2.68%, 11/3/08	85,000	84,601
2.43%, 11/19/08	10,992	10,933
2.27%, 11/26/08	25,000	24,864
2.28%, 11/26/08	50,000	49,728
2.23%, 12/1/08	50,000	49,718
2.62%, 12/1/08	14,500	14,405
2.80%, 2/2/09	45,000	44,461
2.15%, 2/27/09	25,000	24,733
FNMA Notes,
5.13%, 9/2/08	49,125	49,129
4.50%, 10/15/08	9,602	9,628

		1,207,523

Federal Farm Credit Bank - 4.4%
FFCB Discount Note,
2.63%, 7/8/09	25,000	24,434
FFCB FRN,
2.33%, 9/2/08	50,000	49,998
2.33%, 9/12/08	25,000	24,999
2.30%, 9/16/08	25,000	25,000
2.46%, 9/22/08	50,000	50,000
2.46%, 9/25/08	30,000	30,000
2.34%, 9/27/08	50,000	49,999
2.66%, 11/28/08	20,000	19,999

		274,429

Federal Home Loan Bank - 38.0%
FHLB Bonds,
2.45%, 9/11/08	60,000	60,000
2.43%, 9/17/08	85,000	84,996
2.58%, 9/17/08	43,200	43,207
2.45%, 9/19/08	25,000	25,007
2.23%, 9/24/08	20,000	20,000
2.25%, 10/3/08	40,000	40,000
4.38%, 10/3/08	15,000	15,033
4.63%, 10/24/08	25,000	25,078
4.50%, 10/28/08	34,300	34,440
4.31%, 11/14/08	25,000	25,103
4.75%, 12/12/08	6,750	6,797
2.56%, 2/13/09	50,000	50,129
5.25%, 3/13/09	7,235	7,345
2.31%, 3/24/09	50,000	50,000
2.25%, 4/3/09	15,200	15,194
2.26%, 4/7/09	10,000	10,000
2.30%, 4/14/09	30,000	30,000

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000$)	VALUE (000$)
U.S. GOVERNMENT AGENCIES - 76.0% (1) - CONTINUED
Federal Home Loan Bank - 38.0% - (continued)
FHLB Discount Notes,
1.95%, 9/2/08	$400,000	$399,978
2.18%, 9/3/08	100,000	99,988
2.22%, 9/3/08	88,500	88,489
2.31%, 9/4/08	78,000	77,985
2.18%, 9/5/08	35,000	34,992
2.20%, 9/5/08	100,000	99,976
2.12%, 9/8/08	35,000	34,986
2.20%, 9/8/08	100,000	99,957
2.19%, 9/10/08	30,000	29,984
2.20%, 9/10/08	45,000	44,975
2.20%, 9/16/08	100,000	99,908
2.35%, 9/17/08	65,000	64,932
2.40%, 10/3/08	50,000	49,893
2.32%, 10/10/08	100,000	99,749
2.37%, 10/10/08	100,000	99,743
2.44%, 11/7/08	25,000	24,887
2.52%, 12/15/08	50,000	49,633
2.12%, 2/25/09	25,000	24,739
2.13%, 3/12/09	25,000	24,716
FHLB FRN,
2.39%, 9/28/08	35,000	34,963
2.64%, 10/24/08	25,000	24,999
2.62%, 10/31/08	25,000	25,000
2.60%, 11/5/08	100,000	100,000
2.62%, 11/5/08	35,000	35,000
2.68%, 11/11/08	75,000	75,000

		2,386,801

Freddie Mac - 14.4%
FHLMC Discount Notes,
2.22%, 9/2/08	55,000	54,997
2.13%, 9/8/08	60,000	59,975
2.24%, 9/8/08	100,000	99,956
2.30%, 9/8/08	133,045	132,985
2.32%, 9/8/08	17,500	17,492
2.28%, 9/12/08	16,672	16,660
2.35%, 9/15/08	50,000	49,954
2.39%, 9/15/08	40,000	39,963
2.35%, 10/6/08	80,000	79,817
2.41%, 10/27/08	20,000	19,925
2.42%, 11/3/08	25,000	24,894
2.29%, 11/10/08	3,600	3,584
2.29%, 11/24/08	5,129	5,102
2.53%, 12/23/08	45,000	44,643
2.12%, 3/2/09	30,000	29,678
FHLMC Notes,
3.63%, 9/15/08	72,508	72,540
5.00%, 9/16/08	45,000	45,046
5.13%, 10/15/08	12,415	12,463
4.63%, 12/19/08	78,124	78,659
3.88%, 1/12/09	20,000	20,117

		908,450

Total U.S. Government Agencies (Cost $4,777,203)		4,777,203

U.S. GOVERNMENT OBLIGATIONS - 4.6%
U.S. Treasury Bills - 3.8%
1.94%, 9/15/08	80,000	79,940
1.25%, 9/18/08	80,000	79,953
1.27%, 9/18/08	80,000	79,952

		239,845

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000$)	VALUE (000$)
U.S. GOVERNMENT OBLIGATIONS - 4.6% - CONTINUED
U.S. Treasury Note - 0.8%
2.63%, 3/15/09	$50,000	$50,279

Total U.S. Government Obligations (Cost $290,124)		290,124

Investments, at Amortized Cost (Cost $5,067,327)		5,067,327

REPURCHASE AGREEMENTS - 20.4%
(Collateralized at a minimum of 102%) (2)
Joint Repurchase Agreements - 0.2%
Morgan Stanley & Co., Inc., dated 8/29/08, repurchase price $4,115 2.00%, 9/2/08	4,114	4,114
Societe Generale, New York Branch, dated 8/29/08, repurchase price $2,058 2.01%, 9/2/08	2,057	2,057
UBS Securities LLC, dated 8/29/08, repurchase price $3,086 2.01%, 9/2/08	3,086	3,086

		9,257

(Collateralized at a minimum of 102%) (3)
Repurchase Agreements - 20.2%
Bank of America N.A., dated 8/29/08, repurchase price $800,189 2.13%, 9/2/08	800,000	800,000
BNP Paribas Securities Corp., dated 8/29/08, repurchase price $230,055 2.14%, 9/2/08	230,000	230,000
Citigroup Global Markets, Inc., dated 8/29/08, repurchase price $170,040 2.14%, 9/2/08	170,000	170,000
Lehman Brothers, Inc., dated 8/29/08, repurchase price $71,240 2.14%, 9/2/08	71,223	71,223

		1,271,223

Total Repurchase Agreements (Cost $1,280,480)		1,280,480

Total Investments - 101.0% (Cost $6,347,807) (4)		6,347,807

Liabilities less Other Assets - (1.0)%		(64,485)

NET ASSETS - 100.0%		$6,283,322

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 7.50%	5/15/16 - 2/15/37
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES
FHLMC	5.50% - 5.81%	4/1/37 - 7/1/38
FNMA	4.49% - 6.50%	7/1/33 - 5/1/38

(4)	The cost for federal income tax purposes was $6,347,807.

Percentages	shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Government Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	6,347,807	—
Level 3	—	—

Total	$6,347,807	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB     Federal Farm Credit Bank

FHLB     Federal Home Loan Bank

FHLMC     Federal Home Loan Mortgage Corp.

FNMA     Federal National Mortgage Association

FRN     Floating Rate Notes

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 95.8% (1)
Federal Farm Credit Bank - 4.8%
FFCB Discount Note,
4.05%, 10/21/08	$25,000	$24,859
FFCB FRN,
2.33%, 9/2/08	75,000	74,997
2.33%, 9/6/08	17,000	17,000
2.33%, 9/12/08	55,000	54,999
2.30%, 9/16/08	60,000	60,000
2.46%, 9/22/08	100,000	100,000
2.34%, 9/23/08	25,000	24,997
2.46%, 9/25/08	40,000	40,000
2.34%, 9/27/08	85,000	84,998
2.66%, 11/28/08	40,000	39,998

		521,848

Federal Home Loan Bank - 91.0%
FHLB Bonds,
5.87%, 9/2/08	20,000	20,002
2.58%, 9/3/08	45,000	45,001
2.60%, 9/4/08	21,250	21,251
2.62%, 9/4/08	30,000	30,000
2.45%, 9/11/08	55,000	55,000
4.25%, 9/12/08	17,125	17,135
5.00%, 9/12/08	18,050	18,067
2.43%, 9/17/08	140,000	139,994
2.58%, 9/17/08	25,000	25,005
2.45%, 9/19/08	105,000	105,026
5.10%, 9/19/08	14,840	14,863
2.23%, 9/24/08	30,000	30,000
2.35%, 9/24/08	40,000	40,002
1.77%, 9/26/08	25,000	24,993
4.50%, 9/26/08	12,785	12,803
2.25%, 10/3/08	60,000	60,000
2.26%, 10/10/08	10,000	9,997
4.63%, 10/16/08	60,000	60,178
4.50%, 10/24/08	50,000	50,153
4.63%, 10/24/08	70,000	70,252
3.63%, 11/14/08	112,650	112,871
4.31%, 11/14/08	35,000	35,144
4.88%, 11/19/08	20,000	20,115
5.25%, 12/24/08	40,090	40,430
2.70%, 12/30/08	30,000	29,995
2.63%, 2/27/09	65,000	65,082
2.31%, 3/24/09	70,000	70,000
2.25%, 4/3/09	22,800	22,792
2.26%, 4/7/09	20,000	20,000
3.00%, 4/15/09	40,000	40,041
2.34%, 4/17/09	150,000	150,000
5.25%, 6/12/09	22,350	22,754
2.70%, 6/16/09	75,000	75,000
2.72%, 6/17/09	100,000	100,000
5.13%, 8/5/09	30,000	30,605
FHLB Discount Notes,
1.75%, 9/2/08	131,638	131,632
1.95%, 9/2/08	3,886,200	3,885,989
2.09%, 9/3/08	100,000	99,988
2.22%, 9/3/08	170,800	170,779
2.23%, 9/3/08	100,000	99,988
2.31%, 9/3/08	60,000	59,992

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 95.8% (1) - CONTINUED
Federal Home Loan Bank - 91.0% - (continued)
FHLB Discount Notes - continued
2.32%, 9/3/08	$40,000	$39,995
2.24%, 9/4/08	75,000	74,986
2.18%, 9/5/08	47,200	47,189
2.20%, 9/5/08	130,000	129,968
2.21%, 9/5/08	150,000	149,963
2.12%, 9/8/08	100,000	99,959
2.15%, 9/8/08	21,100	21,091
2.20%, 9/8/08	80,000	79,966
2.16%, 9/10/08	44,000	43,976
2.19%, 9/10/08	103,500	103,444
2.34%, 9/10/08	107,000	106,937
2.23%, 9/12/08	46,000	45,969
2.20%, 9/16/08	100,000	99,908
2.35%, 9/17/08	80,000	79,916
2.10%, 9/19/08	23,112	23,088
2.39%, 9/19/08	80,000	79,904
2.32%, 9/24/08	20,000	19,970
2.33%, 10/1/08	209,000	208,594
2.34%, 10/3/08	75,000	74,844
2.40%, 10/3/08	150,000	149,680
2.31%, 10/10/08	80,000	79,800
2.32%, 10/10/08	80,000	79,799
2.37%, 10/10/08	75,000	74,807
2.38%, 10/15/08	70,000	69,796
2.55%, 10/17/08	70,000	69,772
2.47%, 10/24/08	81,200	80,905
2.45%, 10/29/08	72,000	71,716
2.09%, 11/3/08	40,000	39,854
2.44%, 11/7/08	105,000	104,523
2.45%, 11/17/08	80,000	79,581
2.31%, 11/21/08	50,000	49,740
2.48%, 11/21/08	75,000	74,583
2.30%, 11/26/08	30,000	29,835
2.52%, 12/15/08	75,000	74,449
2.12%, 2/25/09	25,000	24,739
2.00%, 3/9/09	30,000	29,685
2.13%, 3/12/09	45,000	44,489
1.95%, 3/13/09	20,000	19,791
2.01%, 3/13/09	20,000	19,784
FHLB FRN,
2.53%, 9/11/08	100,000	99,991
2.66%, 9/17/08	94,100	94,103
2.38%, 9/23/08	75,000	74,886
2.39%, 9/28/08	100,000	99,895
2.64%, 10/24/08	50,000	49,998
2.62%, 10/31/08	45,000	45,000
2.60%, 11/5/08	120,000	120,000
2.62%, 11/5/08	75,000	75,000
2.68%, 11/11/08	155,000	154,999
FHLB Notes,
5.80%, 9/2/08	55,500	55,505
2.55%, 9/12/08	20,000	20,000
4.25%, 9/26/08	26,860	26,904

		9,846,195

Total U.S. Government Agencies (Cost $10,368,043)		10,368,043

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 4.2%
U.S. Treasury Bills - 4.2%
1.94%, 9/15/08	$150,000	$149,887
1.25%, 9/18/08	150,000	149,912
1.27%, 9/18/08	150,000	149,910

Total U.S. Government Obligations (Cost $449,709)		449,709

Investments, at Amortized Cost (Cost $10,817,752)		10,817,752

Total Investments - 100.0% - (Cost $10,817,752) (2)		10,817,752

Other Assets less Liabilities - 0.0%		3,050

NET ASSETS - 100.0%		$10,820,802

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The cost for federal income tax purposes was $10,817,752.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	10,817,752	—
Level 3	—	—

Total	$10,817,752	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT SELECT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FRN	Floating Rate Notes

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6%
Alabama - 0.5%
Hoover Multifamily Housing Revenue Refunding VRDB, Series 2004, Royal Oaks Apartment Project (FHLMC Insured), 1.92%, 9/9/08	$5,200	$5,200

Arizona - 2.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC), 1.81%, 9/9/08	95	95
Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC), 1.60%, 9/9/08	900	900
Arizona School District TANS Financing Program COPS, Series 2008, 3.00%, 7/30/09	5,000	5,061
Arizona Sports & Tourism Authority Revenue Refunding VRDB, Series 2008, Multipurpose Stadium (Allied Irish Bank LOC), 1.85%, 9/9/08	800	800
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC), 1.80%, 9/9/08	2,735	2,735
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1) 1.80%, 9/9/08	2,300	2,300
Sun Devil Energy Center LLC Revenue Refunding Bonds, Series 2008, Arizona State University Project (Assured Guaranty Insured), 2.00%, 9/9/08	8,000	8,000

		19,891

California - 2.4%
California Pollution Control Financing Authority Revenue Refunding Bonds, Series 1996C, Pacific Gas & Electric Co. (JPMorgan Chase Bank LOC), 2.50%, 9/2/08	3,400	3,400
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured), 1.90%, 9/9/08	900	900
State of California G.O., Series 2004B-1, Kindergarten-University Public Education Facilities (State Street Bank & Trust LOC), 2.50%, 9/2/08	19,350	19,350

		23,650

Colorado - 3.3%
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 2.63%, 9/2/08	2,075	2,075
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Museum of Contemporary Art (KeyBank N.A. LOC), 2.11%, 9/9/08	5,100	5,100
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2003, Vail Mountain School Project (KeyBank N.A. LOC), 2.11%, 9/9/08	10,100	10,100
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2005, Kent Denver School Project (Bank of New York LOC), 1.88%, 9/9/08	5,200	5,200
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC), 1.80%, 9/9/08	5,500	5,500
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.80%, 9/9/08	4,595	4,595

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED
Colorado - 3.3% - (continued)
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 1.85%, 9/9/08	$200	$200

		32,770

District of Columbia - 1.2%
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 1.84%, 9/9/08	1,200	1,200
District of Columbia Revenue VRDB, Series 2007, Latin American Youth Center (Manufacturers & Traders Trust Co. LOC), 1.89%, 9/9/08	3,985	3,985
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1) 1.97%, 9/9/08	7,000	7,000

		12,185

Florida - 8.0%
Bay Medical Center Hospital Revenue Bonds, Series 2007-B, Bay Medical Center Project (Regions Bank LOC), 1.88%, 9/9/08	9,700	9,700
Capital Trust Agency Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 1.98%, 9/9/08	14,470	14,470
Citizens Property Insurance Corp. Revenue Notes, Series 2008 A-2, 4.50%, 6/1/09	10,000	10,072
Escambia County PCR Refunding VRDB, Gulf Power, 2.42%, 9/2/08	9,300	9,300
Gainesville Utility System Revenue VRDB, Series 2008-B, 1.80%, 9/9/08	7,335	7,335
Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.80%, 9/9/08	1,400	1,400
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2001, Baptist Medical Center Project (Wachovia Bank N.A. LOC), 2.45%, 9/2/08	100	100
JEA Florida Electric System Revenue VRDB, Series 2008 Three-D-2, 1.78%, 9/9/08	3,300	3,300
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 1.80%, 9/9/08	1,850	1,850
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 1.83%, 9/9/08	10,700	10,700
Sunshine Government Financing Authority CP, Series L, Miami-Dade (Dexia Bank Belgium LOC), 1.70%, 12/4/08	10,000	10,000
Tampa Revenue Refunding VRDB, Series 2007, Volunteers of America (Regions Bank LOC), 1.89%, 9/9/08	1,000	1,000

		79,227

Georgia - 4.1%
Bartow County Development Authority PCR VRDB, Bowen Project, 2.42%, 9/2/08	2,400	2,400

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED
Georgia - 4.1% - (continued)
Fulton County Development Authority Revenue Bonds, Series 1999, Alfred and Adele Davis (Branch Banking & Trust Co. LOC), 1.86%, 9/9/08	$12,125	$12,125
Fulton County Residential Care Facilities Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Royal Bank of Scotland PLC LOC), 1.85%, 9/9/08	800	800
Macon-Bibb County Hospital Authority Revenue VRDB, Series 2003, Revenue Anticipation Certificates, Medical Center of Central Georgia (SunTrust Bank LOC), 1.85%, 9/9/08	2,600	2,600
Macon Lease Revenue Refunding Bonds, Series 2004, Bibb County School District Project, 1.85%, 9/9/08	2,185	2,185
Monroe County Development Authority PCR VRDB, Georgia Power, 2.42%, 9/2/08	2,465	2,465
Private Colleges and Universities Authority Revenue VRDB, Series 2008A, Emory University, 1.75%, 7/7/09	3,000	3,000
Richmond County Authority Revenue VRDB, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC), 1.90%, 9/9/08	7,500	7,500
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F& M Villages Project (FNMA Gtd.), 2.05%, 9/9/08	7,220	7,220

		40,295

Illinois - 12.9%
Arlington Heights Multifamily Housing Revenue Refunding VRDB, Series 1997, Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC), 1.84%, 9/9/08	3,980	3,980
City of Springfield Community Improvement Revenue VRDB, Series 2007A, Abraham Lincoln (Harris N.A. LOC), 1.94%, 9/9/08	5,000	5,000
DuPage County Revenue VRDB, Benedictine University Building Project (National City Bank LOC), 2.36%, 9/9/08	300	300
Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago, 1.95%, 5/5/09	3,000	3,000
Illinois Finance Authority Revenue Bonds, Series 2006A, Chicago Christian (Fifth Third Bank LOC), 1.98%, 9/9/08	455	455
Illinois Finance Authority Revenue VRDB, Series 2007-B, Sedgebrook, Inc. (Lloyds TSB Bank LOC), 1.80%, 9/9/08	19,500	19,500
Illinois Finance Authority Revenue VRDB, Series 2008, Marwen Foundation Project (Bank of New York LOC), 1.90%, 9/9/08	5,080	5,080
Illinois Health Facilities Authority Revenue Bonds, Series 2003C, Advocate Healthcare Network, 2.35%, 2/26/09	10,000	10,000
Illinois International Port District Revenue Refunding VRDB, Series 2003 (Bank of America N.A. LOC), 1.99%, 9/9/08	3,000	3,000
Illinois State G.O., Citigroup ROCS RR-II-R-11165, (1) 1.79%, 9/9/08	4,025	4,025

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED
Illinois - 12.9% - (continued)
Illinois State Sales TRB, Citigroup ROCS RR-II-R-4542, (1) 1.79%, 9/9/08	$3,895	$3,895
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority, 2.20%, 9/9/08	40,000	40,000
Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority, 1.90%, 9/9/08	2,300	2,300
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 2.35%, 9/9/08	6,000	6,000
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 1.98%, 9/9/08	9,500	9,500
Peoria IDR Bonds, Series 1997, Peoria Production Shop Project (JPMorgan Chase Bank LOC), 2.85%, 9/9/08	555	555
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 2.40%, 9/2/08	1,575	1,575
Rockford Revenue Bonds, Series 2007, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 2.40%, 9/2/08	2,300	2,300
Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project (Harris N.A. LOC), 1.94%, 9/9/08	6,250	6,250

		126,715

Indiana - 2.6%
Indiana Bond Bank Revenue Notes, Series 2008-A, Advance Funding Program Notes, 3.00%, 1/30/09	10,000	10,036
Indiana Bond Bank Revenue Notes, Series 2008-A, Midyear Funding Program Notes, 3.00%, 5/28/09	5,000	5,043
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Citigroup ROCS RR-II-R-10246, Ascension Health, (1) 1.79%, 9/9/08	7,900	7,900
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 2.48%, 9/2/08	900	900
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Project (Bank of America N.A. LOC), 1.82%, 9/9/08	1,161	1,161
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 2.48%, 9/2/08	800	800

		25,840

Iowa - 1.4%
Iowa Finance Authority Revenue VRDB, Series 2000, YMCA and Rehab Center Project (Bank of America N.A. LOC), 1.95%, 9/9/08	2,100	2,100
Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke’s Health Foundation of Sioux City Project (General Electric Capital Corp. LOC), 1.85%, 9/9/08	3,100	3,100
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 1.80%, 9/9/08	3,000	3,000

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED
Iowa - 1.4% - (continued)
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC), 2.48%, 9/2/08	$200	$200
Iowa State School Cash Anticipation Program Warrant, Certificates, Series 2008-A (FSA Corp. Insured), 3.50%, 6/25/09	5,000	5,070

		13,470

Kansas - 0.5%
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 1.81%, 9/9/08	4,760	4,760

Kentucky - 0.8%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 1.86%, 9/9/08	2,150	2,150
Kentucky Asset Liability Commission General Fund TRANS, Series 2008-A, 3.00%, 6/25/09	5,000	5,049
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 1.86%, 9/9/08	450	450

		7,649

Louisiana - 2.2%
Jefferson Parish Hospital Revenue Refunding VRDB, Series 2004, East Jefferson General Hospital (JPMorgan Chase Bank LOC), 2.85%, 9/9/08	1,700	1,700
Lake Charles Harbor & Terminal District Revenue Bonds, Cogeneration Project (Rabobank Group GIC), 2.25%, 3/15/09	20,000	20,000

		21,700

Maryland - 2.2%
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series 2003-B, Sheppard Pratt (SunTrust Bank LOC), 1.85%, 9/9/08	5,000	5,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 1.80%, 9/9/08	11,400	11,400
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-H, University of Maryland Medical System (Manufacturers & Traders Co. LOC), 1.84%, 9/9/08	5,000	5,000

		21,400

Massachusetts - 9.7%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC), 1.90%, 9/9/08	23,355	23,355
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 1.72%, 9/9/08	800	800
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Fifth Third Bank LOC), 1.72%, 9/9/08	4,600	4,600
Massachusetts State G.O. CP, Series H, 1.45%, 10/3/08	40,000	40,000
Massachusetts State Health and Educational Facilities Revenue VRDB, Series 2008-A, South Shore Property (Wachovia Bank N.A. LOC), 1.83%, 9/9/08	10,000	10,000

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED
Massachusetts - 9.7% - (continued)
Massachusetts Water Resources Authority Revenue Refunding VRDB, Series 2008-F, 1.75%, 9/9/08	$1,500	$1,500
Massachusetts Water Resources Authority Tax Exempt CP Notes, Series 2008 (State Street Bank & Trust LOC), 1.55%, 9/4/08	15,000	15,000

		95,255

Minnesota - 0.9%
Center City, Minnesota Healthcare Facilities Revenue VRDB, Series 2002, Hazelden Foundation Project (Allied Irish Bank LOC), 1.87%, 9/9/08	2,300	2,300
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 2.63%, 9/2/08	1,300	1,300
Rochester Health Care Facilities Revenue VRDB, Series E, Mayo Clinic, 1.68%, 5/7/09	5,000	5,000

		8,600

Mississippi - 1.3%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 2.50%, 9/2/08	1,250	1,250
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC), 1.92%, 9/9/08	3,000	3,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2000, St. Andrew’s Episcopal School Project (Allied Irish Bank LOC), 1.88%, 9/9/08	1,920	1,920
Mississippi Business Finance Corp. Revenue VRDB, Series 2007, Gulfport Promenade Project (Regions Bank LOC), 1.89%, 9/9/08	7,000	7,000

		13,170

Missouri - 1.2%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 2.48%, 9/2/08	390	390
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 1.95%, 9/9/08	1,800	1,800
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series C-2, Ascension Health, 1.75%, 3/3/09	5,000	5,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 2.48%, 9/2/08	2,415	2,415
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC), 2.48%, 9/2/08	2,100	2,100
St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.), 1.92%, 9/9/08	100	100

		11,805

Nevada - 1.5%
Carson City Hospital Revenue VRDB, Series 2003-B, Tahoe Hospital Project (U.S. Bank N.A. LOC), 1.80%, 9/9/08	2,800	2,800

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED
Nevada - 1.5% - (continued)
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC), 1.85%, 9/9/08	$11,800	$11,800

		14,600

New Mexico - 0.9%
New Mexico Finance Authority Refunding Revenue Bonds, Subseries 2008 B-2 (UBS AG LOC), 1.90%, 9/9/08	9,200	9,200

North Carolina - 1.9%
Charlotte G.O. VRDB, 1.85%, 9/9/08	5,700	5,700
New Hanover County G.O. School Bonds, Series 1995, 1.95%, 9/9/08	2,250	2,250
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC), 1.84%, 9/9/08	9,700	9,700
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 1.80%, 9/9/08	800	800

		18,450

Ohio - 6.2%
Allen County Hospital Facilities Revenue VRDB, Series 2008-D, Catholic Healthcare (Wachovia Bank N.A. LOC), 1.85%, 9/9/08	5,400	5,400
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2005-B, Museum of Art Project, 1.87%, 9/9/08	7,500	7,500
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (Citibank N.A. LOC), 1.77%, 9/9/08	100	100
Middletown Development Revenue Bonds, Series 2003, Bishop Fenwick High School Project (JPMorgan Chase Bank LOC), 1.77%, 9/9/08	2,445	2,445
Ohio State Air Quality Development Authority PCR VRDB, Series 2008-A, Firstenergy (Barclays Bank PLC LOC), 2.42%, 9/2/08	800	800
Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series 2006A, Pollution Control, Firstenergy (KeyBank N.A. LOC), 1.89%, 9/9/08	38,000	38,000
Ohio State Higher Educational Facilities Revenue Refunding VRDB, Series 2008-A, Xavier University (U.S. Bank N.A. LOC), 1.90%, 9/9/08	1,775	1,775
Ohio State Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC), 1.87%, 9/9/08	700	700
Warren County Health Care Facilities Revenue VRDB, Series 1998-B, Otterbein Homes, Improvement (Fifth Third Bank LOC), 1.90%, 9/9/08	4,465	4,465

		61,185

Oklahoma - 2.1%
Edmond EDA Student Housing Revenue VRDB, Series 2001A, Edmond Project (Allied Irish Bank LOC), 1.84%, 9/9/08	4,200	4,200
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series B, 1.77%, 9/9/08	6,670	6,670

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED
Oklahoma - 2.1% - (continued)
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series C, 1.77%, 9/9/08	$9,405	$9,405

		20,275

Oregon - 0.5%
State of Oregon G.O., Series 2008-A, TRANS, 3.00%, 6/30/09	5,000	5,053

Pennsylvania - 0.6%
Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC), 1.80%, 9/9/08	6,000	6,000

South Carolina - 1.6%
Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured), 1.90%, 9/9/08	12,500	12,500
South Carolina Educational Facilities Authority Revenue VRDB, Series 2008, Coker College (Wachovia Bank N.A. LOC), 1.90%, 9/9/08	3,410	3,410

		15,910

South Dakota - 1.0%
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2008-C, Avera Health (Allied Irish Bank LOC), 1.87%, 9/9/08	10,000	10,000

Tennessee - 2.3%
Blount County Public Building Authority Revenue VRDB, Local Government Public Improvement, 2.42%, 9/2/08	4,900	4,900
Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A, Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC), 1.87%, 9/9/08	8,300	8,300
Clarksville Public Building Authority Revenue Bonds, Series 2003, Pooled Financing Tennessee Municipal Bond Fund (Bank of America N.A. LOC), 2.45%, 9/2/08	630	630
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC), 1.85%, 9/9/08	1,300	1,300
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1) 1.87%, 9/9/08	5,390	5,390
Williamson County IDB Revenue Bonds, Series 2003, Currey Ingram Academy Project (SunTrust Bank LOC), 2.05%, 9/9/08	2,160	2,160

		22,680

Texas - 16.9%
City of Houston G.O. CP Notes, 1.62%, 12/8/08	5,000	5,000
Granbury Independent School District G.O., Series 1999 SG-129 (PSF of Texas Gtd.), (1) 1.84%, 9/9/08	4,815	4,815
Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.), 1.90%, 8/1/09	5,000	5,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital, 1.60%, 11/18/08	5,000	5,000
Harris County Health Facilities Development Corp. Hospital Revenue VRDB, Series 2007-B, Baylor College Medicine (JPMorgan Chase Bank LOC), 1.80%, 9/9/08	28,300	28,300

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED
Texas - 16.9% - (continued)
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series 2006B (BNP Paribas LOC), 1.82%, 9/9/08	$7,100	$7,100
Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 1.85%, 6/15/09	10,000	10,000
Irving Independent School District G.O., VRDB, Series 2004-B (PSF of Texas Gtd.), 1.85%, 2/1/09	15,850	15,850
Little Elm School District G.O., Series 2006-60, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1) 1.91%, 9/9/08	9,040	9,040
Princeton Independent School District G.O., Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), (1) 1.83%, 9/9/08	4,750	4,750
San Antonio City Electric and Gas, Wachovia MERLOTS, Series 2001A68 (Collateralized by U.S. Treasury Securities), (1) 1.92%, 9/9/08	3,615	3,615
San Antonio City Hotel Occupancy Revenue Refunding VRDB, Series 2008, Sub Lien (Wachovia Bank N.A. LOC), 1.80%, 9/9/08	13,800	13,800
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.80%, 9/9/08	5,045	5,045
Texas A&M University Revenue Bonds, Series 2003A ROCS RR-II-R-4005, (1) 1.79%, 9/9/08	4,725	4,725
Texas City Industrial Development Corp., Wachovia MERLOTS, Series 2000-A34, Arco Pipeline Project, (1) 2.07%, 9/9/08	3,825	3,825
Texas TRANS, Series 2008, 3.00%, 8/28/09	40,000	40,553

		166,418

Utah - 0.5%
Utah Water Finance Agency Revenue VRDB, Series 2008-B,(1) 1.90%, 9/9/08	3,900	3,900
Utah Water Finance Agency Revenue VRDB, Series 2008 B-3, 1.90%, 9/9/08	800	800

		4,700

Washington - 2.5%
Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3, 1.85%, 9/9/08	20,000	20,000
Washington State Finance Commission Nonprofit Housing Revenue Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC), 2.58%, 9/2/08	920	920
Washington State Finance Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 1.64%, 9/9/08	2,045	2,045
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC), 1.95%, 9/9/08	1,865	1,865

		24,830

MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED
Wisconsin - 1.2%
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC), 2.48%, 9/2/08	$250	$250
Wisconsin Health and Educational Facilities Authority Revenue Bonds, St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC), 1.85%, 9/9/08	455	455
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC), 1.85%, 9/9/08	560	560
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2005, Lutheran Home, Put Option (Marshall & Ilsley Bank LOC), 1.85%, 9/9/08	4,800	4,800
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Hospital (U.S. Bank N.A. LOC), 2.45%, 9/2/08	5,600	5,600

		11,665

Wyoming - 0.2%
Uinta County PCR Refunding VRDB, Series 1992, Chevron U.S.A., Inc. Project (Chevron Corp. Gtd.), 2.50%, 9/2/08	1,935	1,935

Multiple States Pooled Security - 1.5%
BB&T Municipal Trust Revenue Bonds, Floaters Series 1007 (Branch Banking & Trust Co. LOC), (1) 1.96%, 9/9/08	14,760	14,760

Total Municipal Investments (Cost $971,243)		971,243

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.1%
AIM Tax-Free Cash Reserve Portfolio	8,485,451	8,485
Lehman Brothers Institutional Liquidity Funds - Tax-Exempt Portfolio	2,452,812	2,453

Total Investment Companies (Cost $10,938)		10,938

Total Investments - 99.7% (Cost $982,181) (2)		982,181

Other Assets less Liabilities - 0.3%		3,352

NET ASSETS - 100.0%		$985,533

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The cost for federal income tax purposes was $982,181.

Percentages shown are based on Net Assets.

At August 31, 2008, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Water Services and Solid Waste Management	7.8%
Educational Services	13.2%
Electric Services and Gas & Combined Utilities	8.8%
Executive, Legislative and General Government	24.8%
General Medical, Surgical and Nursing and Personal Care	8.8%
Health Services and Residential Care	11.3%
Urban and Community Development, Housing Programs and Social Services	7.2%
All other sectors less than 5%	18.1%

Total	100.0%

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Tax Exempt Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$10,938	$—
Level 2	971,243	—
Level 3	—	—

Total	$982,181	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

COPS    Certificates of Participation

CP    Commercial Paper

EDA    Economic Development Authority

FHLMC    Federal Home Loan Mortgage Corp.

FNMA    Fannie Mae

FSA    Financial Security Assurance

GIC    Guaranteed Investment Contract

G.O.    General Obligation

Gtd.    Guaranteed

IDA    Industrial Development Authority

IDB    Industrial Development Board

IDR    Industrial Development Revenue

LOC    Letter of Credit

MERLOTS    Municipal Exempt Receipts Liquidity Optional Tender

PCR    Pollution Control Revenue

PSF    Permanent School Fund

ROCS    Reset Option Certificates

SGB    Societe Generale Bank

Soc Gen    Societe Generale

STARS    Short Term Adjustable Rate Securities

TANS    Tax Anticipation Notes

TRANS    Tax and Revenue Anticipation Notes

TRB    Tax Revenue Bonds

TSB    Trustee Savings Bank

VRDB    Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2%
Alabama - 0.8%
Birmingham Medical Clinic Board Revenue Bonds, University of Alabama Health Services (SunTrust Bank LOC), 1.85%, 9/9/08	$4,000	$4,000
Birmingham Public Park and Recreation Board Lease Revenue VRDB, Series 2001, Barber Museum Project (Regions Bank LOC), 1.92%, 9/9/08	16,000	16,000
Health Care Authority for Baptist Revenue VRDB, Series 2006-C (AmSouth Bank Birmingham LOC), 1.85%, 9/9/08	11,600	11,600
Mobile Spring Hill Medical Clinic Board Revenue VRDB, Series 2007, Spring Hill Area Leasing Project (Regions Bank LOC), 1.92%, 9/9/08	3,615	3,615

		35,215

Arizona - 2.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Lloyds TSB Bank LOC), 1.81%, 9/9/08	10,000	10,000
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC), 1.81%, 9/9/08	1,270	1,270
Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007, The Terraces Project (Lloyds TSB Bank LOC), 1.83%, 9/9/08	13,000	13,000
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 1.80%, 9/9/08	18,140	18,140
Arizona School District TANS Financing Program COPS, Series 2008, 3.00%, 7/30/09	9,000	9,110
Arizona Sports & Tourism Authority Revenue Refunding VRDB, Series 2008, Multipurpose Stadium (Allied Irish Bank LOC), 1.85%, 9/9/08	800	800
Arizona State Board of Regents University System Revenue Refunding VRDB, Series 2008-A (Lloyds TSB Bank LOC), 1.75%, 9/9/08	6,340	6,340
Phoenix Civic Improvement Corp. CP (Dexia Bank Belgium LOC), 1.55%, 10/9/08	7,000	7,000
Phoenix G.O. Floaters, Series 2012, BB&T Municipal Trust Various States, (1) 1.84%, 9/9/08	10,375	10,375
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC), 1.80%, 9/9/08	16,745	16,745
Salt River Project Agricultural Improvement and Power District Electric System Revenue Bonds, Citigroup ROCS RR-II-R-12029, (1) 1.80%, 9/9/08	6,890	6,890
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Putters Series 2658,(1) 1.87%, 9/9/08	3,650	3,650
Tempe IDA Senior Living Revenue VRDB, Series 2002C, Friendship Village Project (Fortis Bank LOC), 1.83%, 9/9/08	7,900	7,900
Tuscon IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC), 1.84%, 9/9/08	4,900	4,900
Yavapai County IDA Hospital Facilities Revenue Refunding VRDB, Series 2008A, Yavapai Regional Medical Center (UBS AG LOC), 1.90%, 9/9/08	2,300	2,300

		118,420

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
California - 1.1%
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-1 (Dexia Credit Local LOC), 1.58%, 9/9/08	$3,700	$3,700
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G3 (FSA Corp. Insured), 1.90%, 9/9/08	900	900
California State Economic Recovery Revenue VRDB, Series 2004C-16 (FSA Corp. Insured), 1.70%, 9/9/08	200	200
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Series 1998 I, Oasis Martinique (FNMA Gtd.), 1.60%, 9/9/08	28,160	28,160
State of California G.O. VRDB, Series 2004A9, Kindergarten-University Public Education Facilities (Citibank N.A. LOC), 1.58%, 9/9/08	19,500	19,500

		52,460

Colorado - 2.5%
Base Village Metropolitan District Number 2 G.O. VRDB, Limited Tax, Junior Series 2008-B (U.S. Bank N.A. LOC), 1.84%, 9/9/08	6,510	6,510
Castle Pines North Metropolitan District G.O. Refunding VRDB, Series 2006-C, Limited Tax (U.S. Bank N.A. LOC), 1.85%, 9/9/08	2,715	2,715
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 2.63%, 9/2/08	4,395	4,395
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC), 2.63%, 9/2/08	6,325	6,325
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 1.80%, 9/9/08	7,050	7,050
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC), 1.86%, 9/9/08	7,890	7,890
Colorado Health Facilities Authority Revenue VRDB, Series 2002, Total Longterm Care Project (U.S. Bank N.A. LOC), 1.84%, 9/9/08	3,255	3,255
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.80%, 9/9/08	11,260	11,260
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 1.85%, 9/9/08	2,480	2,480
Colorado Springs School District Number 11 Facilities Corp. Refunding COPS, Series 2004 (FSA Corp. Insured), 2.05%, 9/9/08	3,375	3,375
Denver Urban Renewal Authority Tax Increment Revenue VRDB, Series 2008 A-2, Tax Allocation, Stapleton (U.S. Bank N.A. LOC), 1.85%, 9/9/08	800	800
Larkridge G.O. VRDB, Series 2004, Metropolitan District Number 1 (U.S. Bank N.A. LOC), 1.89%, 9/9/08	10,000	10,000
Steamboat Springs Redevelopment Authority Tax Increment Revenue Bonds, Series 2007, Base Area Redevelopment Project (Wells Fargo Bank N.A. LOC), 1.75%, 9/9/08	6,100	6,100
Telluride Excise Tax Revenue VRDB, Series 2007, VY Floor Open Space Project (KeyBank N.A. LOC), 1.95%, 9/9/08	8,760	8,760

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Colorado - 2.5% - (continued)
Traer Creek Metropolitan District Revenue VRDB, Series 2002, Avon (BNP Paribas LOC), 1.85%, 9/9/08	$14,310	$14,310
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 1.85%, 9/9/08	10,200	10,200
Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2006, Mandalay Gardens Urban (Depfa Bank PLC LOC), 1.85%, 9/9/08	9,955	9,955

		115,380

District of Columbia - 1.8%
District of Columbia G.O., Citi ROCS RR-II-R-11180WF (Wells Fargo & Co. Gtd.), (1) 1.89%, 9/9/08	18,885	18,885
District of Columbia G.O. Refunding VRDB, Series 2008-A (Allied Irish Bank LOC), 1.90%, 9/9/08	4,285	4,285
District of Columbia G.O. Refunding VRDB, Series 2008-C (Dexia Credit Local LOC), 1.80%, 9/9/08	12,000	12,000
District of Columbia Revenue VRDB, Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC), 1.82%, 9/9/08	8,890	8,890
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 1.84%, 9/9/08	4,700	4,700
District of Columbia Revenue VRDB, Series 2003, American Psychological Association Project (Bank of America N.A. LOC), 1.92%, 9/9/08	2,355	2,355
District of Columbia Revenue VRDB, Series 2007, Preparatory Academy (Manufacturers & Traders Trust Co. LOC), 1.89%, 9/9/08	9,580	9,580
District of Columbia Revenue VRDB, Series 2008, American Legacy Foundations, 1.87%, 9/9/08	6,000	6,000
District of Columbia Revenue VRDB, Series 2008, Kipp D.C. (Manufacturers & Traders Trust Co. LOC), 1.84%, 9/9/08	14,000	14,000

		80,695

Florida - 12.9%
Brevard County Health Facilities Authority Revenue VRDB, Series 2004, Wuesthoff Health Systems, Inc. Project (SunTrust Bank LOC), 1.85%, 9/9/08	12,900	12,900
Broward County Educational Facilities Authority Revenue Bonds, City College Project (Citibank N.A. LOC), 1.80%, 9/9/08	10,115	10,115
Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured), 1.99%, 9/9/08	5,700	5,700
Citizens Property Insurance Corp. Revenue Notes, Series 2008 A-2, Senior Secured, 4.50%, 6/1/09	42,000	42,307
Collier County Educational Facilities Authority Revenue VRDB, Series 2008, Ave Maria University Project (Fifth Third Bank LOC), 1.86%, 9/9/08	6,000	6,000
Escambia County PCR Refunding VRDB, Gulf Power, 2.42%, 9/2/08	8,300	8,300

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Florida - 12.9% - (continued)
Florida Gas Utility Revenue VRDB, Series 2006, Gas Supply Project Number 2-A-2, 1.90%, 9/9/08	$4,700	$4,700
Florida Housing Finance Corp. Multifamily Revenue Bonds, Series 53G-2007, Goldman Floater (Goldman Sachs Group, Inc. Gtd.), (1) 1.88%, 9/9/08	20,000	20,000
Florida Housing Finance Corp. Multifamily Revenue Refunding Bonds, Series 1998, South Pointe Project (FNMA Insured), 2.00%, 9/9/08	3,900	3,900
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Lakeside North (FHLMC Gtd.), 1.89%, 9/9/08	2,400	2,400
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Maitland Apartments (FHLMC Gtd.), 1.93%, 9/9/08	19,675	19,675
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC), 2.00%, 9/9/08	7,325	7,325
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series K, Reflections (FHLMC Gtd.), 1.98%, 9/9/08	13,500	13,500
Florida Housing Finance Corp. Multifamily Revenue VRDB, Series 2008 L, Hudson Ridge Apartments (FHLB LOC), 1.98%, 9/9/08	11,250	11,250
Florida Keys Aqueduct Authority Water Revenue Refunding VRDB, Series 2008 (Toronto-Dominion Bank LOC), 1.79%, 9/9/08	10,500	10,500
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, Huntington (FHLMC Gtd.), 1.94%, 9/9/08	4,000	4,000
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, River Oaks (FHLMC Insured), 1.97%, 9/9/08	3,900	3,900
Florida State Board of Education G.O., Citigroup ROCS RR-II-R-10122, (1) 1.73%, 9/9/08	4,175	4,175
Florida State Board of Education G.O., Eagle 720050054 - Class A, (1) 1.80%, 9/9/08	10,000	10,000
Florida State Board of Education G.O., Series 2008-2, Bank of Montreal Floating Rate Certificates Securities Trust, Putters, (1) 1.87%, 9/9/08	12,180	12,180
Florida State Board of Education Revenue Bonds, Series 2004, Citigroup ROCS RR-II-R-6037, (1) 1.79%, 9/9/08	23,335	23,335
Gainesville Utility System Revenue VRDB, Series 2007-A, 1.83%, 9/9/08	900	900
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (FSA Corp. Insured), 2.00%, 9/9/08	15,135	15,135
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.80%, 9/9/08	45,245	45,245
Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.80%, 9/9/08	14,505	14,505
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.90%, 9/9/08	17,450	17,450

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Florida - 12.9% - (continued)
Highlands County Health Facilities Authority Revenue VRDB, Series 2007 A-2, Adventist Health System, 1.85%, 9/9/08	$10,000	$10,000
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2001, Baptist Medical Center Project (Wachovia Bank N.A. LOC), 2.45%, 9/2/08	500	500
Jacksonville Transportation Revenue VRDB, Series 2008-B, 1.80%, 9/9/08	13,500	13,500
JEA Florida Electric System Revenue Bonds, Series 2008 Three-D-2, 1.78%, 9/9/08	12,000	12,000
Lakeland Energy System Revenue Refunding VRDB, Series 2008-A (BNP Paribas LOC), 1.78%, 9/9/08	15,000	15,000
Lakeland Energy System Revenue Refunding VRDB, Series 2008-B (SunTrust Bank LOC), 2.42%, 9/2/08	10,000	10,000
Lee County HFA Multifamily Revenue Bonds, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 1.96%, 9/9/08	11,085	11,085
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 1.80%, 9/9/08	9,535	9,535
Leesburg Hospital Revenue Refunding VRDB, Series 2008-A, Leesburg Regional (Regions Bank LOC), 1.87%, 9/9/08	4,655	4,655
Leesburg Hospital Revenue VRDB, The Villages Regional Hospital (Royal Bank of Scotland PLC LOC), 1.89%, 9/9/08	10,000	10,000
Marion County Hospital District Revenue Bonds, Series 2000, Munroe Regional Health System (AmSouth Bank Birmingham LOC), 1.85%, 9/9/08	7,000	7,000
Martin County Health Facilities Authority Hospital Revenue Refunding VRDB, Series 2007A, Martin Memorial Medical Center (Wachovia Bank N.A. LOC), 1.80%, 9/9/08	6,000	6,000
North Broward Hospital District Revenue Refunding VRDB, Series 2007, Broward Hospital (Wachovia Bank N.A. LOC), 1.85%, 9/9/08	10,000	10,000
Orange County Health Facilities Authority Revenue VRDB, Series 2008-D, Orlando Regional (SunTrust Bank LOC), 2.42%, 9/2/08	5,000	5,000
Orange County Housing Finance Authority Multifamily Revenue Refunding VRDB, Series 1997, Post Fountains Project (FNMA Gtd.), 2.00%, 9/9/08	2,550	2,550
Orange County IDA Revenue VRDB, Series 2007, Catholic Charities Center (SunTrust Bank LOC), 2.42%, 9/2/08	4,200	4,200
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 1.83%, 9/9/08	6,300	6,300
Orlando and Orange County Expressway Authority Revenue Refunding VRDB, Subseries 2008-B2 (SunTrust Bank LOC), 1.82%, 9/9/08	15,000	15,000
Orlando and Orange County Expressway Authority Revenue Refunding VRDB, Subseries 2008 B-4 (Wachovia Bank N.A. LOC), 1.77%, 9/9/08	23,100	23,100

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Florida - 12.9% - (continued)
Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured), 2.18%, 9/9/08	$7,975	$7,975
Palm Beach School Board COPS, Series 2013, BB&T Municipal Trust Floaters (Branch Banking & Trust Co., Inc. LOC), (1) 1.82%, 9/9/08	10	10
Sarasota County Public Hospital District Revenue VRDB, Series B (Fifth Third Bank LOC), 1.81%, 9/9/08	14,700	14,700
Sarasota-Manatee Airport Authority Revenue Refunding VRDB, Series 2006 (SunTrust Bank LOC), 2.42%, 9/2/08	390	390
Seminole County IDA Revenue VRDB, Series 2007, Harvest Time International Project (Fifth Third Bank LOC), 2.02%, 9/9/08	9,600	9,600
St. Petersburg Health Facilities Authority Revenue VRDB, Series A1, Children’s Hospital (Wachovia Bank N.A. LOC), 1.86%, 9/9/08	22,200	22,200
Sunshine Government Finance Authority CP, Series L, Miami-Dade (Dexia Bank Belgium LOC), 1.70%, 12/4/08	30,000	30,000

		589,697

Georgia - 3.0%
Bartow County Development Authority PCR VRDB, Bowen Project, 2.42%, 9/2/08	700	700
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.), 1.93%, 9/9/08	1,500	1,500
Cobb County Housing Authority Multifamily Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured), 2.05%, 9/9/08	3,300	3,300
Cobb County Housing Authority Revenue Bonds, Post Mill Project (FNMA Gtd.), 2.05%, 9/9/08	2,000	2,000
Cobb County Kennestone Hospital Authority Revenue VRDB, Series A, Certificates (SunTrust Bank LOC), 1.86%, 9/9/08	20,000	20,000
Cobb County Multifamily Housing Authority Revenue Refunding VRDB, Series 1999, Six Flags Association (FHLMC LOC), 1.94%, 9/9/08	3,290	3,290
Fayette County Hospital Authority Revenue VRDB, Series 2007, RANS, Fayette Community Hospital Project (SunTrust Bank LOC), 1.85%, 9/9/08	8,000	8,000
Floyd County Development Authority Revenue VRDB, Series 2000, Darlington School Project (SunTrust Bank LOC), 1.90%, 9/9/08	2,800	2,800
Fulton County Development Authority Revenue Bonds, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC), 1.85%, 9/9/08	1,500	1,500
Gainesville and Hall County Development Authority Revenue VRDB, Series 2007, GHCDA Economic Development Corp. Project (Dexia Bank Belgium LOC), 1.92%, 9/9/08	6,365	6,365
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 1.95%, 9/9/08	4,300	4,300
Metro Atlanta Rapid Transit Sales Tax Revenue CP Notes, Series 2007-D, 1.67%, 10/2/08	22,000	22,000

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Georgia - 3.0% - (continued)
Monroe Country Development Authority PCR VRDB, Scherer Project, 2.47%, 9/2/08	$3,900	$3,900
Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC), 1.85%, 9/9/08	28,275	28,275
Private Colleges and Universities Authority Revenue VRDB, Series 2008A, Emory University, 1.75%, 7/7/09	6,000	6,000
Richmond County Authority Revenue Anticipation Certificates, Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC), 1.85%, 9/9/08	3,400	3,400
Richmond County Authority Revenue VRDB, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC), 1.90%, 9/9/08	800	800
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Wood Crossing Project (FHLMC LOC), 1.88%, 9/9/08	3,300	3,300
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 1996, Azalea Park Apartments (FNMA Insured), 2.00%, 9/9/08	5,400	5,400
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Chambrel at Roswell Project (FNMA Gtd.), 1.98%, 9/9/08	100	100
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 2.05%, 9/9/08	1,350	1,350
State of Georgia G.O. VRDB, Series 2006 H-1, 1.85%, 9/9/08	10,800	10,800

		139,080

Idaho - 0.1%
Idaho Housing and Finance Association Nonprofit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 1.80%, 9/9/08	5,000	5,000

Illinois - 10.4%
Chicago, Illinois G.O. Tender Notes, Series 2007-E (Harris N.A. LOC), 3.20%, 10/2/08	12,500	12,500
Chicago Water G.O., Series 2007, BB&T Municipal Trust, (1) 1.84%, 9/9/08	11,320	11,320
City of Aurora Revenue VRDB, Series 2003, Community Counseling Center of Fox Valley Project (Harris N.A. LOC), 1.94%, 9/9/08	3,210	3,210
City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured), 2.04%, 9/9/08	34,490	34,490
City of Greenville Revenue Refunding VRDB, Series 2006, Greenville College Project (National City Bank LOC), 3.45%, 11/1/08	3,875	3,875
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC), 1.84%, 9/9/08	8,795	8,795
Illinois Development Finance Authority Revenue VRDB, Series 1994, Aurora Central Catholic High School Project (Allied Irish Bank LOC), 2.09%, 9/9/08	1,000	1,000

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Illinois - 10.4% - (continued)
Illinois Development Finance Authority Revenue VRDB, Series 1998, Wheaton Academy Project (Bank of America N.A. LOC), 1.86%, 9/9/08	$9,000	$9,000
Illinois Development Finance Authority Revenue VRDB, Series 2001, Oak Park Residence Corp. Project (Bank of America N.A. LOC), 1.90%, 9/9/08	1,650	1,650
Illinois Development Finance Authority Revenue VRDB, Series 2002, Roosevelt University Project (JPMorgan Chase Bank LOC), 1.87%, 9/9/08	10,000	10,000
Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank LOC), 1.87%, 9/9/08	11,900	11,900
Illinois Educational Facilities Authority Revenue Bonds, Series 1985, Cultural Pool (JPMorgan Chase Bank LOC), 1.88%, 9/9/08	10,790	10,790
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B, Augustana College (Harris N.A. LOC), 1.86%, 9/9/08	6,790	6,790
Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago, 1.95%, 5/5/09	5,000	5,000
Illinois Educational Facilities Authority Revenue VRDB, Series 1999A, National Louis University (JPMorgan Chase Bank LOC), 1.90%, 9/9/08	10,150	10,150
Illinois Finance Authority PCR Refunding VRDB, Series 2008-F, Commonwealth Ed Co. (Bank of Nova Scotia LOC), 1.80%, 9/9/08	18,200	18,200
Illinois Finance Authority Revenue Bonds, Citigroup Eagle 20060115-Class A, Northwestern University, (1) 1.80%, 9/9/08	8,170	8,170
Illinois Finance Authority Revenue Bonds, Kohl Children’s Museum (Fifth Third Bank LOC), 1.84%, 9/9/08	2,075	2,075
Illinois Finance Authority Revenue Bonds, Nazareth Academy Project (Harris N.A. LOC), 1.84%, 9/9/08	5,800	5,800
Illinois Finance Authority Revenue Bonds, Northwestern, Citi ROCS RR-II-R-12043, (1) 1.80%, 9/9/08	10,395	10,395
Illinois Finance Authority Revenue Bonds, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC), 1.85%, 9/9/08	8,100	8,100
Illinois Finance Authority Revenue Bonds, Series 2007, Erikson Project (Bank of America N.A. LOC), 1.90%, 9/9/08	6,000	6,000
Illinois Finance Authority Revenue Bonds, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank LOC), 1.87%, 9/9/08	9,000	9,000
Illinois Finance Authority Revenue Refunding VRDB, Series 2007, Presbyterian Homes Project (FSA Corp. Insured), 2.08%, 9/9/08	8,000	8,000
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC), 1.80%, 9/9/08	21,650	21,650
Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC), 1.81%, 9/9/08	60,000	60,000
Illinois Finance Authority Revenue VRDB, Series 2006B, Montgomery Place (Fifth Third Bank LOC), 1.82%, 9/9/08	1,590	1,590

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Illinois - 10.4% - (continued)
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris N.A. LOC), 1.94%, 9/9/08	$12,500	$12,500
Illinois Finance Authority Revenue VRDB, Series 2007-B, Monarch Landing, Inc. (Fifth Third Bank LOC), 1.90%, 9/9/08	18,750	18,750
Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris N.A. LOC), 1.87%, 9/9/08	3,000	3,000
Illinois Finance Authority Revenue VRDB, Series 2008-2, Chicagoland Laborers (Fifth Third Bank LOC), 1.84%, 9/9/08	4,250	4,250
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris N.A. LOC), 1.94%, 9/9/08	7,700	7,700
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC), 1.82%, 9/9/08	8,045	8,045
Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC), 1.81%, 9/9/08	2,300	2,300
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC), 1.90%, 9/9/08	23,650	23,650
Illinois Health Facilities Authority Revenue Bonds, Series 2003C, Advocate Healthcare Network, 2.35%, 2/26/09	15,000	15,000
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996 B, Franciscan Eldercare Village (Bank of America N.A. LOC), 1.80%, 9/9/08	2,300	2,300
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Citigroup ROCS RR-II-R-11185WF (Wells Fargo Bank N.A. Gtd.), (1) 1.89%, 9/9/08	18,415	18,415
Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority, 1.90%, 9/9/08	2,200	2,200
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 2.00%, 9/9/08	2,400	2,400
Lisle Multifamily Housing Revenue Refunding VRDB, Series 1996, Four Lakes Phase V (Bank of America N.A. LOC), 1.85%, 9/9/08	20,000	20,000
Lombard Multifamily Housing Revenue Refunding Bonds, Series 2000, Clover Creek Apartments Project (FNMA LOC), 1.90%, 9/9/08	11,815	11,815
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 1.98%, 9/9/08	4,750	4,750
Normal G.O. VRDB, Series 2003, McLean County Project, 1.85%, 9/9/08	1,000	1,000
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 2.40%, 9/2/08	6,340	6,340
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities System, 1.78%, 9/9/08	12,500	12,500

		476,365

MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Indiana - 3.3%
Daviess County Economic Development Revenue Refunding and Improvement VRDB, Daviess Community (KeyBank N.A. LOC), 1.90%, 9/9/08	$10,000	$10,000
Indiana Bond Bank Revenue Notes, Series 2008-A, Advance Funding Program Notes, 3.00%, 1/30/09	40,000	40,146
Indiana Bond Bank Revenue Notes, Series 2008-A, Midyear Funding Program Notes, 3.00%, 5/28/09	10,000	10,085
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005, Harrison County Hospital Project (JPMorgan Chase Bank LOC), 2.48%, 9/2/08	8,000	8,000
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 2.48%, 9/2/08	8,800	8,800
Indiana Health Facility Financing Authority Revenue Bonds, Series 2004, Riverview Hospital Project (National City Bank LOC), 2.36%, 9/9/08	3,250	3,250
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Village Project (Bank of America N.A. LOC), 1.80%, 9/9/08	295	295
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B Fayette Memorial Hospital Association (Fifth Third Bank LOC), 2.48%, 9/2/08	7,100	7,100
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 2.48%, 9/2/08	1,000	1,000
Indiana State Development Finance Authority Revenue VRDB, Series 2003, Educational Facilities, Christel House Project (Fifth Third Bank LOC), 1.86%, 9/9/08	3,560	3,560
Indiana State Development Finance Authority Revenue VRDB, Series 2003, YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC), 1.84%, 9/9/08	2,800	2,800
Indiana State Educational Facilities Authority Revenue VRDB, Series 2004, Bethel College Project (National City Bank LOC), 1.91%, 9/9/08	5,660	5,660
Indiana State Finance Authority Revenue VRDB, Series 2008 E-3, Ascension Health Senior Center, 1.76%, 9/9/08	10,000	10,000
St. Joseph County Hospital Authority Health System Revenue Refunding VRDB, Series 2008-A, Memorial Health (Fifth Third Bank LOC), 1.88%, 9/9/08	38,580	38,580
Vincennes Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 1.84%, 9/9/08	2,100	2,100

		151,376

Iowa - 1.5%
City of Hills Revenue VRDB, Series 2008, Mercy Hospital Project (Allied Irish Bank LOC), 2.48%, 9/2/08	6,200	6,200
Grinnell Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC), 2.48%, 9/2/08	3,200	3,200
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 1.84%, 9/9/08	6,100	6,100
Iowa Finance Authority Private College Revenue VRDB, Series 2001, Morningside College Project (U.S. Bank N.A. LOC), 2.48%, 9/2/08	4,500	4,500

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Iowa - 1.5% - (continued)
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A Wesley (Banco Santander Central Hispano LOC), 1.82%, 9/9/08	$20,000	$20,000
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 1.80%, 9/9/08	12,000	12,000
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Series 2006, Private College, Loras (Bank of America N.A. LOC), 2.40%, 9/2/08	4,500	4,500
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC), 2.48%, 9/2/08	3,600	3,600
Iowa State School Cash Anticipation Program Warrant, Certificates, Series 2008-A (FSA Corp. Insured), 3.50%, 6/25/09	10,000	10,140

		70,240

Kansas - 1.3%
Johnson County Unified School District No. 512 G.O., Series 2001-A92, Wachovia MERLOTS, (1) 2.07%, 9/9/08	9,475	9,475
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC), 1.95%, 9/9/08	14,800	14,800
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 1.81%, 9/9/08	2,420	2,420
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 1.89%, 9/9/08	13,800	13,800
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 1.85%, 9/9/08	12,500	12,500
Olathe Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC), 1.92%, 9/9/08	7,780	7,780

		60,775

Kentucky - 1.0%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 1.86%, 9/9/08	8,300	8,300
Jefferson County Multifamily Housing Revenue Refunding VRDB, Series 2002, Camden Meadows Project (FNMA Insured), 1.89%, 9/9/08	8,200	8,200
Kentucky Asset Liability Commission General Fund TRANS, Series 2008-A, 3.00%, 6/25/09	10,000	10,097
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 1.86%, 9/9/08	9,925	9,925
Warren County Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (Assured Guaranty Insured), 1.85%, 9/9/08	8,555	8,555

		45,077

Louisiana - 1.7%
Lake Charles Harbor & Terminal District Revenue Bonds, Cogeneration Project (Rabobank Group GIC), 2.25%, 3/15/09	40,000	40,000

MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Louisiana - 1.7% - (continued)
Louisiana Local Government Environmental Revenue VRDB, Series 2004C, University Monroe (Regions Bank LOC), 1.89%, 9/9/08	$9,900	$9,900
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 1.98%, 9/9/08	8,000	8,000
Louisiana Public Facilities Authority Revenue Bonds, Series 1985A, Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC), 1.85%, 9/9/08	1,950	1,950
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 1.89%, 9/9/08	8,800	8,800
Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC), 1.85%, 9/9/08	10,000	10,000

		78,650

Maryland - 2.4%
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC), 1.83%, 9/9/08	10,980	10,980
Maryland Economic Development Corp. Revenue VRDB, Series 2008-A, Howard Hughes Medical Institute, 1.75%, 9/9/08	9,500	9,500
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series 2601, Putters, Lifebridge Health (Assured Guaranty Insured), (1) 2.34%, 9/9/08	6,445	6,445
Maryland State Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 1.82%, 9/9/08	13,700	13,700
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Health Care (Manufacturers & Traders Trust Co. LOC), 1.82%, 9/9/08	10,850	10,850
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2002, Carnegie Institution Issue, 1.90%, 9/9/08	5,375	5,375
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 1.80%, 9/9/08	11,400	11,400
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Woodmont Academy (Allied Irish Bank LOC), 1.94%, 9/9/08	3,780	3,780
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-A, University of Maryland System (Royal Bank of Scotland PLC LOC), 1.84%, 9/9/08	6,500	6,500
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-B, Upper Chesapeake Hospital (Branch Banking & Trust Co. LOC), 1.77%, 9/9/08	11,600	11,600
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC), 1.85%, 9/9/08	885	885
Prince Georges County Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC), 1.80%, 9/9/08	10,000	10,000
Town of Chestertown Revenue Refunding VRDB, Series 2008-A, Economic Development Project, Washington College (Royal Bank of Scotland PLC LOC), 1.86%, 9/9/08	7,000	7,000

		108,015

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Massachusetts - 3.0%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 1.78%, 9/9/08	$7,800	$7,800
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School, 1.86%, 9/9/08	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 1.72%, 9/9/08	7,755	7,755
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Fifth Third Bank LOC), 1.72%, 9/9/08	14,400	14,400
Massachusetts State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2007-B, Suffolk University (JPMorgan Chase Bank LOC), 1.88%, 9/9/08	18,690	18,690
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 1998-B, Hallmark Health System (FSA Corp. Insured), 1.90%, 9/9/08	14,110	14,110
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2007-A, Suffolk University (Royal Bank of Scotland PLC LOC), 1.86%, 9/9/08	17,230	17,230
Massachusetts Water Resource Authority Revenue Bonds, Putters Series 2660,(1) 1.84%, 9/9/08	3,740	3,740
Massachusetts Water Resource Authority Revenue Refunding VRDB, Series 2008-A, 1.82%, 9/9/08	20,000	20,000
Massachusetts Water Resource Authority Revenue Refunding VRDB, Series 2008-F, 1.75%, 9/9/08	4,215	4,215
Massachusetts Water Resources Authority Tax Exempt CP Notes, Series 2008 (State Street Bank & Trust LOC), 1.60%, 9/4/08	1,300	1,300
The Commonwealth of Massachusetts CP Notes, Series F (JPMorgan Chase Bank LOC), 1.52%, 9/11/08	20,000	20,000

		139,240

Michigan - 5.2%
Eastern Michigan University Revenue Refunding VRDB, Series 2008 (Dexia Credit Local LOC), 1.85%, 9/9/08	12,300	12,300
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC), 1.90%, 9/9/08	3,075	3,075
Jackson County Hospital Finance Authority Revenue Refunding Bonds, Foote Hospital (Assured Guaranty Insured), 2.00%, 9/9/08	6,300	6,300
Kent Hospital Finance Authority Revenue Refunding VRDB, Series 2008-B-1, Spectrum Health (Royal Bank of Scotland PLC LOC), 1.79%, 9/9/08	15,000	15,000
Kentwood Economic Development Corp. Revenue Refunding VRDB, Series 2006B, Limited Obligation, Holland (Bank of America N.A. LOC), 1.80%, 9/9/08	12,375	12,375
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Holland Home (Bank of America N.A. LOC), 1.80%, 9/9/08	4,200	4,200

MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Michigan - 5.2% - (continued)
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2004, Hope College (JPMorgan Chase Bank LOC), 1.88%, 9/9/08	$2,400	$2,400
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007A, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 1.90%, 9/9/08	13,300	13,300
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007B, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 1.90%, 9/9/08	20,000	20,000
Michigan Public Educational Facilities Authority Revenue Notes, Series 2008 A-2 (Royal Bank of Scotland PLC LOC), 3.00%, 7/20/09	6,630	6,693
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A, Crittenton Hospital (Comerica Bank LOC), 2.45%, 9/2/08	50	50
Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital (Assured Guaranty Insured), 2.10%, 9/9/08	20,000	20,000
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC), 1.88%, 9/9/08	7,500	7,500
Michigan State Hospital Finance Authority Revenue VRDB, Series 2008 B-4, Ascension Health Senior Center, 1.76%, 9/9/08	10,500	10,500
State of Michigan G.O. Unlimited Notes, Series 2007-A, 4.00%, 9/30/08	100,000	100,083
Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit Project (Allied Irish Bank LOC), 1.88%, 9/9/08	2,700	2,700

		236,476

Minnesota - 1.9%
Bloomington Port Authority Special Tax Revenue Refunding VRDB, Series 1999-B, Mall of America (FSA Corp. Insured), 2.09%, 9/9/08	14,500	14,500
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 1.80%, 9/9/08	3,570	3,570
Minneapolis and St. Paul Housing and Redevelopment Authority Heath Care System Revenue VRDB, Series C2, Allina Health (Wells Fargo Bank N.A. LOC), 1.79%, 9/9/08	10,000	10,000
Minneapolis Revenue Bonds, Series 2003A, Guthrie Theater Project (Wells Fargo Bank N.A. LOC), 1.71%, 9/9/08	1,200	1,200
Minneapolis Student Housing Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC), 1.89%, 9/9/08	7,165	7,165
Minnesota State G.O., Series 2003, Citigroup ROCS RR-II-R-4309, (1) 1.79%, 9/9/08	3,600	3,600
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z, University St. Thomas (U.S. Bank N.A. LOC), 1.87%, 9/9/08	9,800	9,800
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 2.63%, 9/2/08	5,900	5,900
Oak Park Heights Multifamily Housing Revenue Refunding VRDB, Series 2005, Boutwells Landing (FHLMC Gtd.), 2.00%, 9/9/08	7,480	7,480

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Minnesota - 1.9% - (continued)
Robbinsdale Multifamily Housing Revenue Refunding VRDB, Series 2004-C, Copperfield Hill (Bank of America N.A. LOC), 1.89%, 9/9/08	$3,500	$3,500
Rochester Health Care Facilities Revenue VRDB, Series D, Mayo Clinic, 1.68%, 3/30/09	10,000	10,000
St. Louis Park Revenue Refunding VRDB, Series 2008-A, Park Nicollet (Wells Fargo Bank N.A. LOC), 1.74%, 9/9/08	7,000	7,000
St. Paul Housing and Redevelopment Authority Revenue VRDB, Series 2002, Public Radio Project (Allied Irish Bank LOC), 2.48%, 9/2/08	1,300	1,300
St. Paul Port Authority District Revenue VRDB, Series 2001-1-M (Dexia Credit Local LOC), 2.48%, 9/2/08	1,300	1,300

		86,315

Mississippi - 1.1%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007, SG Resources Mississippi LLC Project (SunTrust Bank LOC), 1.85%, 9/9/08	10,000	10,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 2.50%, 9/2/08	15,000	15,000
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC), 1.92%, 9/9/08	5,000	5,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2000, St. Andrew's Episcopal School Project (Allied Irish Bank LOC), 1.88%, 9/9/08	2,065	2,065
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, PSL North America LLC (JPMorgan Chase Bank LOC), 1.92%, 9/9/08	10,000	10,000
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Series 2006, Mississippi Baptist Health System (AmSouth Bank Birmingham LOC), 1.89%, 9/9/08	8,500	8,500

		50,565

Missouri - 3.4%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 2.48%, 9/2/08	5,100	5,100
Independence IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC), 1.93%, 9/9/08	3,300	3,300
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek IV Apartments (FNMA Insured), 2.00%, 9/9/08	8,595	8,595
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC), 1.95%, 9/9/08	8,000	8,000
Kansas City IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC), 2.00%, 9/9/08	2,065	2,065
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series C-2, Ascension Health, 1.75%, 3/3/09	10,000	10,000
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC), 1.80%, 9/9/08	9,320	9,320

MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Missouri - 3.4% - (continued)
Missouri State Health and Educational Facilities Authority Revenue Refunding VRDB, Parkside Meadows Project (Fifth Third Bank LOC), 1.86%, 9/9/08	$10,718	$10,718
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 2.48%, 9/2/08	2,780	2,780
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC), 1.85%, 9/9/08	3,520	3,520
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC), 2.48%, 9/2/08	3,400	3,400
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 2.48%, 9/2/08	1,565	1,565
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004, Bethesda Health Group Project (U.S. Bank N.A. LOC), 2.48%, 9/2/08	3,295	3,295
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004A, St. Joseph - St. Pius (Allied Irish Bank LOC), 1.90%, 9/9/08	2,680	2,680
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2007, Lutheran Church Extension (National City Bank LOC), 2.65%, 9/2/08	20,000	20,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2007, Mother Good Counsel Home (Allied Irish Bank LOC), 1.84%, 9/9/08	5,300	5,300
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 1.80%, 9/9/08	9,000	9,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, BJC Health Systems, 1.45%, 9/9/08	19,000	19,000
South Point Hunter Ridge Trust Revenue VRDB Certificate Series Trust Various States, Series 2005A (Wachovia Bank N.A. LOC), (1) 2.19%, 9/9/08	10,575	10,575
South Point Hunter Ridge Trust Revenue VRDB Certificate Series Trust Various States, Series 2005B (Wachovia Bank N.A. LOC), (1) 2.19%, 9/9/08	8,365	8,365
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 1.92%, 9/9/08	4,000	4,000
St. Louis County IDA Revenue VRDB, Series B, Friendship Village South (Bank of America N.A. LOC), 1.82%, 9/9/08	5,615	5,615

		156,193

Nebraska - 0.2%
City of Omaha Convention Center G.O., ROCS RR-II-R-12170, (1) 1.82%, 9/9/08	7,995	7,995

Nevada - 0.5%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 1.80%, 9/9/08	5,305	5,305
Carson City Hospital Revenue VRDB, Series 2003-B, Tahoe Hospital Project (U.S. Bank N.A. LOC), 1.80%, 9/9/08	9,700	9,700
Clark County Economic Development Revenue VRDB, Opportunity Village Foundation Project (Allied Irish Bank LOC), 1.85%, 9/9/08	7,400	7,400

		22,405

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
New Hampshire - 0.8%
New Hampshire Business Finance Authority Revenue VRDB, Cottage Hospital Issue (Allied Irish Bank LOC), 1.84%, 9/9/08	$885	$885
New Hampshire Business Finance Authority Revenue VRDB,
Series 2008, Alice Peck Day Health System (Toronto-Dominion Bank LOC),
2.45%, 9/2/08	6,000	6,000
New Hampshire Health and Educational Facilities Authority Revenue Refunding VRDB,
Series 2004, Antioch University Issue (National City Bank LOC),
3.25%, 9/9/08	3,865	3,865
New Hampshire Health and Educational Facilities Authority Revenue VRDB,
Riverwoods at Exeter (Bank of America N.A. LOC),
1.84%, 9/9/08	12,360	12,360
New Hampshire Health and Educational Facilities Authority Revenue VRDB,
Series 2005A, Weeks Medical Center (Allied Irish Bank LOC),
1.88%, 9/9/08	3,470	3,470
New Hampshire Health and Educational Facilities Authority Revenue VRDB,
Series 2006, Tilton School (Bank of Nova Scotia LOC),
1.86%, 9/9/08	8,500	8,500

		35,080

New Mexico - 0.2%
New Mexico Finance Authority Revenue Refunding Bonds,
Subseries 2008 A-2, Sub Lien (UBS AG LOC),
1.90%, 9/9/08	8,000	8,000

New York - 1.5%
Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A,
Elmira College Project (JPMorgan Chase Bank LOC),
1.86%, 9/9/08	5,800	5,800
City of New York G.O.,
Subseries J-10, Fiscal 2008,
1.80%, 9/9/08	5,620	5,620
Metropolitan Transportation Authority Revenue VRDB,
Subseries E-2 2005 (Fortis Bank LOC),
1.80%, 9/9/08	3,600	3,600
New York City Housing Development Corp. Revenue VRDB,
Series A, Gold Street (FNMA Insured),
1.75%, 9/9/08	9,900	9,900
New York City Industrial Development Agency Revenue VRDB, Series 2006,
Cong Machne Chaim, Inc. (Banco Santander Central Hispano LOC),
1.86%, 9/9/08	9,000	9,000
Triborough Bridge and Tunnel Authority Revenue Refunding VRDB,
Subseries 2005 B-1,
1.70%, 9/9/08	5,440	5,440
Triborough Bridge and Tunnel Authority Revenue VRDB, Series 2003B,
1.71%, 9/9/08	19,285	19,285
Ulster County Industrial Development Agency Revenue VRDB, Series 2007-C,
Kingston Regional Senior Living (Fortis Bank LOC),
1.72%, 9/9/08	10,000	10,000

		68,645

North Carolina - 2.1%
Charlotte G.O. VRDB,
1.85%, 9/9/08	8,300	8,300
City of Greensboro Street Improvement, G.O. VRDB,
1.90%, 9/9/08	10,000	10,000
North Carolina Capital Facilities Finance Agency Revenue VRDB,
Elon University (Bank of America N.A. LOC),
1.85%, 9/9/08	8,700	8,700

MONEY MARKET PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
North Carolina - 2.1% - (continued)
North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2007, High Point University Project (Branch Banking & Trust Co. LOC), 1.86%, 9/9/08	$10,500	$10,500
North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2008, High Point University Project (Branch Banking & Trust Co. LOC), 1.86%, 9/9/08	10,000	10,000
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC), 1.84%, 9/9/08	2,600	2,600
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2001, Aldersgate Project (Branch Banking & Trust Co. LOC), 1.82%, 9/9/08	11,490	11,490
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2007-C, First Mortgage, Southminster (Banco Santander Central Hispano LOC), 1.81%, 9/9/08	7,500	7,500
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 1.80%, 9/9/08	18,400	18,400
Wake County G.O. VRDB, Series 2003C, Public Improvement Bonds, 1.82%, 9/9/08	9,300	9,300

		96,790

Ohio - 3.7%
Akron Bath Copley Joint Township Hospital District Revenue VRDB, Series 2004B, Summa Health System Project (JPMorgan Chase Bank LOC), 1.88%, 9/9/08	6,290	6,290
Allen County Hospital Facilities Revenue VRDB, Series 2008-E, Catholic Healthcare (Wachovia Bank N.A. LOC), 1.82%, 9/9/08	200	200
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2125, Morgan Stanley Floaters (Morgan Stanley LOC), (1) 2.04%, 9/9/08	15,200	15,200
Cleveland COPS Revenue Refunding VRDB, Cleveland Stadium (Wachovia Bank N.A. LOC), 1.85%, 9/9/08	20,900	20,900
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2007, Carnegie/89th Garage Project (JPMorgan Chase Bank LOC), 1.77%, 9/9/08	15,200	15,200
Clinton County Hospital Revenue Refunding VRDB, Series 2003A1, HB Magruder Memorial Hospital Project (Fifth Third Bank LOC), 1.93%, 9/9/08	4,725	4,725
Cuyahoga County Economic Development Revenue VRDB, Cleveland Hearing and Speech (KeyBank N.A. LOC), 1.88%, 9/9/08	2,800	2,800
Cuyahoga County Economic Development Revenue VRDB, Series 2001, Cleveland Botanical Garden Project (Allied Irish Bank LOC), 1.88%, 9/9/08	10,550	10,550
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC), 1.93%, 9/9/08	7,500	7,500
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2006-A, Improvement, Presbyterian (National City Bank LOC), 3.25%, 9/9/08	12,500	12,500
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (Citibank N.A. LOC), 1.77%, 9/9/08	390	390

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Ohio - 3.7% - (continued)
Hamilton County Hospital Facilities Revenue VRDB, Series 2007-N, Childrens Hospital Medical Center (JPMorgan Chase Bank LOC), 1.84%, 9/9/08	$5,000	$5,000
Knox County Hospital Facility Revenue VRDB, Series 2004, Community Hospital Project (National City Bank LOC), 2.36%, 9/9/08	4,940	4,940
Licking County Health Care Facilities Revenue Refunding VRDB, Series 2003, Kendal (Bank of Scotland PLC LOC), 1.86%, 9/9/08	11,250	11,250
Ohio Higher Educational Facilities Revenue VRDB, Series 2007, Marietta College Project (JPMorgan Chase Bank LOC), 1.87%, 9/9/08	100	100
Ohio State Air Quality Development Authority PCR VRDB, Series 2008-A, Firstenergy (Barclays Bank PLC LOC), 2.42%, 9/2/08	16,100	16,100
Ohio State Higher Educational Facility Commission Revenue VRDB, Series 2008-C, University Hospital Health System (Wells Fargo Bank N.A. LOC), 1.69%, 9/9/08	12,700	12,700
Summit County Port Authority Revenue Bonds, Series 2005, Lawrence School Project (Fifth Third Bank LOC), 1.80%, 9/9/08	6,800	6,800
Trumbull County Health Care Facilities Revenue Refunding VRDB, Shepherd Lutheran (Manufacturers & Traders Trust Co. LOC), 1.84%, 9/9/08	7,500	7,500
Warren County Health Care Facilities Revenue VRDB, Series 1998-B, Otterbein Homes, Improvement (Fifth Third Bank LOC), 1.90%, 9/9/08	9,464	9,464

		170,109

Oklahoma - 1.2%
Edmond EDA Student Housing Revenue VRDB, Series 2001A, Edmond Project (Allied Irish Bank LOC), 1.84%, 9/9/08	4,105	4,105
Garfield County Industrial Authority PCR Refunding Bonds, Series A, Oklahoma Gas & Electric Co. Project, 1.95%, 9/9/08	10,000	10,000
Oklahoma State Industrial Authority and Educational Facilities Revenue VRDB, Oklahoma Christian University Project (Bank of America N.A. LOC), 1.87%, 9/9/08	23,100	23,100
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series F, 1.85%, 9/9/08	18,325	18,325

		55,530

Oregon - 1.4%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC), 1.80%, 9/9/08	5,235	5,235
Multnomah County Hospital Facilities Authority Revenue VRDB, Series 2006C, Terwilliger Plaza Project (Bank of America N.A. LOC), 1.82%, 9/9/08	13,000	13,000
Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing (FNMA LOC), 1.90%, 9/9/08	10,245	10,245
State of Oregon G.O. TRANS, Series 2008-A, 3.00%, 6/30/09	25,000	25,265
State of Oregon Higher Education G.O., Series 2007-42, ABN AMRO Munitops II, (1) 1.83%, 9/9/08	9,735	9,735

		63,480

MONEY MARKET PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Pennsylvania - 2.3%
Allegheny County Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC), 1.90%, 9/9/08	$8,950	$8,950
Allentown Redevelopment Authority Revenue Refunding Bonds, Series 1990, Arcadia Association Project (Societe Generale LOC), 1.89%, 9/9/08	6,000	6,000
Delaware River Joint Toll Bridge Commission Revenue VRDB, Series B-1 (Dexia Credit Local LOC), 1.81%, 9/9/08	8,000	8,000
Lancaster County Hospital Authority Revenue VRDB, Series 2000, Quarryville Presbyterian (Manufacturers & Traders Trust Co. LOC), 1.83%, 9/9/08	14,545	14,545
Latrobe IDA Revenue VRDB, Series 2003, Greensburg Diocese (Allied Irish Bank LOC), 1.86%, 9/9/08	2,585	2,585
Montgomery County IDA PCR Refunding VRDB, Exelon (Wachovia Bank N.A. LOC), 1.89%, 9/9/08	8,750	8,750
Pennsylvania Economic Development Financing Authority Treasury Department Revenue VRDB, Series 2006, Hospital Enhancement Loan-A1 (National City Bank LOC), 2.46%, 9/9/08	5,670	5,670
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2001-I, Association of Independent Colleges (Allied Irish Bank LOC), 3.45%, 11/1/08	2,500	2,500
Pennsylvania Higher Educational Facilities Authority Revenue VRDB, Series 2004-O, Rosemont College Project (Wachovia Bank N.A. LOC), 3.42%, 11/1/08	1,900	1,900
Philadelphia Water and Wastewater Revenue Refunding VRDB, Series 2003 (FSA Corp. Insured), 2.20%, 9/9/08	18,150	18,150
Pittsburgh Urban Redevelopment Authority Water and Sewer System Revenue Refunding VRDB, Subseries 2008 C-1 (FSA Corp. Insured), 1.88%, 9/9/08	8,910	8,910
University of Pennsylvania Health Revenue Bonds, Series D, Merrill Term Tender Custodial Receipts, (1) (2) 2.95%, 11/18/08	17,780	17,786

		103,746

South Carolina - 1.7%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Citigroup ROCS RR-II-R-497M, (1) 1.79%, 9/9/08	9,115	9,115
Greenville Hospital System Board Facilities Revenue Refunding VRDB, Series 2008-D (Wachovia Bank N.A. LOC), 1.78%, 9/9/08	7,900	7,900
Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC), 1.85%, 9/9/08	4,850	4,850
Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured), 1.90%, 9/9/08	10,000	10,000
South Carolina Jobs EDA Revenue VRDB, Series 2007-C, Woodlands at Furman Project (Natixis S.A. LOC), 1.82%, 9/9/08	10,000	10,000
South Carolina Jobs EDA Revenue VRDB, Series 2007-D, Woodlands at Furman Project (Natixis S.A. LOC), 1.82%, 9/9/08	2,500	2,500

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
South Carolina - 1.7% - (continued)
South Carolina Transportation Infrastructure Bank Revenue Refunding VRDB, Series B2 (Branch Banking & Trust Co. LOC), 1.77%, 9/9/08	$15,175	$15,175
South Carolina Transportation Infrastructure Bank Revenue Refunding VRDB, Series B3 (Wachovia Bank N.A. LOC), 1.75%, 9/9/08	20,000	20,000

		79,540

South Dakota - 0.3%
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospital and Health (U.S. Bank N.A. LOC), 1.89%, 9/9/08	4,820	4,820
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC), 2.45%, 9/2/08	7,000	7,000

		11,820

Tennessee - 1.9%
Blount County Public Building Authority Revenue VRDB, Series A-4-A, Local Government Public Improvement Bonds, 2.42%, 9/2/08	8,750	8,750
Blount County Public Building Authority Revenue VRDB, Series 2008 E-1-A, Local Government Public Improvement (SunTrust Bank LOC), 2.42%, 9/2/08	7,000	7,000
Hendersonville IDB Multifamily Housing Revenue Refunding VRDB, Windsor Park (FNMA Insured), 2.00%, 9/9/08	3,095	3,095
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC), 1.85%, 9/9/08	6,000	6,000
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 1989, Multifamily Housing, Belle (Societe Generale LOC), 1.89%, 9/9/08	9,680	9,680
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC), 1.85%, 9/9/08	400	400
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 1.94%, 9/9/08	17,029	17,029
Montgomery County Public Building Authority Revenue Bonds, Tennessee County Loan Pool (Bank of America N.A. LOC), 2.45%, 9/2/08	1,000	1,000
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2003, St. Benedict Auburndale School Project (AmSouth Bank Birmingham LOC), 1.89%, 9/9/08	3,100	3,100
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007, Tipton Rosemark Academy (Regions Bank LOC), 1.89%, 9/9/08	8,045	8,045
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC), 1.84%, 9/9/08	6,000	6,000
Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase & Co. LOC), (1) 1.87%, 9/9/08	11,105	11,105
Tennessee Energy Acquisition Corp. Revenue Bonds, ROCS RR-II-R-598, 2.09%, 9/9/08	8,160	8,160

		89,364

MONEY MARKET PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Texas - 10.3%
ABN AMRO Munitops Certificate Trust G.O., Series 2007-21 (PSF of Texas Gtd.), (1) 1.83%, 9/9/08	$5,000	$5,000
Atascosa County Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative, 1.95%, 9/9/08	9,600	9,600
Austin Hotel Occupancy Tax Revenue Refunding VRDB, Subseries 2008-A, Sub Lien (Dexia Credit Local LOC), 1.80%, 9/9/08	6,260	6,260
Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1) 1.89%, 9/9/08	39,565	39,565
Bexar County Housing Finance Corp. Multifamily Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 1.94%, 9/9/08	3,500	3,500
Burleson Independent School District G.O., Series 2007-35, ABN AMRO Munitops II (PSF of Texas Gtd.), (1) 1.83%, 9/9/08	15,400	15,400
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2006, Summit Christian Academy (Wachovia Bank N.A. LOC), 1.80%, 9/9/08	7,100	7,100
Capital Area Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2005, Roman Catholic Diocese (Wachovia Bank N.A. LOC), 1.85%, 9/9/08	1,160	1,160
City of Houston G.O. CP Notes, 1.62%, 12/8/08	10,000	10,000
Cypress-Fairbanks Independent School District G.O., Citigroup ROCS RR II-R-10091 (PSF of Texas Gtd.), (1) 1.73%, 9/9/08	6,845	6,845
Cypress-Fairbanks Independent School District G.O., Series 2002B, School House (PSF of Texas Gtd.), 1.80%, 8/15/09	4,600	4,600
Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.), 1.90%, 8/1/09	15,000	15,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital, 1.60%, 11/18/08	30,000	30,000
Harris County Flood Control District G.O. Refunding, Series 2008-B, 1.80%, 9/9/08	14,200	14,200
Harris County G.O., Series 2003B, Citigroup ROCS RR-II-R-4541 (Collateralized by U.S. Treasury),(1) 1.73%, 9/9/08	7,705	7,705
Harris County Health Facilities Development Corp. Hospital Revenue VRDB, Series 2007-B, Baylor College Medicine (JPMorgan Chase Bank LOC), 1.80%, 9/9/08	66,600	66,600
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC), 1.82%, 9/9/08	10,250	10,250
Houston Independent School District G.O. Revenue VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 1.85%, 6/15/09	30,000	30,000
Katy Independent School District G.O. VRDB, Series C, Ford Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.), 1.84%, 9/9/08	2,600	2,600
Lovejoy Texas Independent School District G.O., Series DB-514, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1) 1.88%, 9/9/08	3,280	3,280

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Texas - 10.3% - (continued)
Midway Independent School District G.O. VRDB, Series 2008-A, School Building (PSF of Texas Gtd.), 3.13%, 8/1/09	$12,500	$12,626
Seminole Texas Independent School District G.O., Series DB-559, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1) 1.88%, 9/9/08	3,450	3,450
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist Health System - Sunbelt (SunTrust Bank LOC), 1.80%, 9/9/08	7,490	7,490
Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.), 1.98%, 9/9/08	1,565	1,565
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 1.82%, 9/9/08	3,350	3,350
Texas TRANS, Series 2008, 3.00%, 8/28/09	130,000	131,766
University of Texas Revenue VRDB, Series 2008-B, Financing System, 1.90%, 9/9/08	9,500	9,500
University of Texas Revenue VRDB, Series 2008-B, Financing System, 1.90%, 9/9/08	11,400	11,400

		469,812

Utah - 0.2%
Duchesne County Hospital Development Revenue VRDB, Series 2007A, Uintah Basin Medical Center (JPMorgan Chase Bank LOC), 1.86%, 9/9/08	9,000	9,000
Utah Transit Authority Revenue VRDB, Subseries B (Fortis Bank LOC), 2.45%, 9/2/08	200	200

		9,200

Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Refunding VRDB, Series 2008-A, Fletcher Allen (Toronto-Dominion Bank LOC), 1.79%, 9/9/08	9,120	9,120

Virginia - 1.0%
Fairfax County Water Authority Revenue Bonds, Citigroup Eagle 200691 Class A, (1) 1.80%, 9/9/08	3,000	3,000
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 1.91%, 9/9/08	4,000	4,000
Lynchburg IDA Revenue VRDB, Series B, Central Health (Branch Banking & Trust Co. LOC), 1.80%, 9/9/08	10,000	10,000
Madison County IDA Educational Facilities Revenue VRDB, Woodberry Forest School (SunTrust Bank LOC), 2.42%, 9/2/08	5,000	5,000
University of Virginia Revenue Bonds, Citigroup Eagle 20060017, Class A, (1) 1.80%, 9/9/08	12,000	12,000
Virginia College Building Authority Revenue VRDB, Series 2004, University of Richmond Project, 1.85%, 9/9/08	2,500	2,500
Virginia Commonwealth University Health Systems Authority Revenue VRDB, Series 2008C (Branch Banking & Trust Co. LOC), 2.43%, 9/2/08	10,000	10,000

		46,500

MONEY MARKET PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Washington - 2.1%
Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3, 1.85%, 9/9/08	$10,000	$10,000
Everett Washington Public Facilities District Revenue VRDB, Series 2007, 2.48%, 9/2/08	7,050	7,050
Washington State G.O., Citigroup ROCS RR-II-R-10136, (1) 1.73%, 9/9/08	11,425	11,425
Washington State G.O., Series 1993B Smith Barney, Soc Gen Trust SGB-13, (1) 1.78%, 9/9/08	1,350	1,350
Washington State Healthcare Facilities Authority Revenue Bonds, Series B, Kadlec Medical Center (Assured Guaranty Insured), 2.00%, 9/9/08	14,000	14,000
Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC), 1.98%, 9/9/08	8,980	8,980
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC), 1.90%, 9/9/08	1,145	1,145
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC), 1.90%, 9/9/08	1,900	1,900
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 1.87%, 9/9/08	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Judson Park Project (KBC Bank N.V. LOC), 1.85%, 9/9/08	10,400	10,400
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 2.40%, 9/2/08	90	90
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2005, Antioch University Project (U.S. Bank N.A. LOC), 1.62%, 9/9/08	3,725	3,725
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC), 1.95%, 9/9/08	5,400	5,400
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2007B, Eastside Catholic School (KeyBank N.A. LOC), 1.84%, 9/9/08	4,000	4,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC), 1.84%, 9/9/08	5,000	5,000
Washington State Housing Finance Community Nonprofit Revenue VRDB, YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC), Series A 1998, 1.95%, 9/9/08	2,895	2,895
Series B 1998, 1.95%, 9/9/08	3,810	3,810

		97,170

West Virginia - 0.4%
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1, Pallottine Health Services, Inc. Project (Fifth Third Bank LOC), 1.90%, 9/9/08	460	460
West Virginia State Hospital Finance Authority Revenue VRDB, Series 2008-A, Charleston Area Medical Center (Branch Banking & Trust Co. LOC), 1.60%, 9/9/08	18,250	18,250

		18,710

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Wisconsin - 5.3%
City of Milwaukee Tax Exempt CP (State Street Bank & Trust LOC), 1.60%, 12/8/08	$8,000	$8,000
Milwaukee Redevelopment Authority Lease Revenue VRDB, Series 2005, University of Wisconsin-Kenilworth Project (Depfa Bank PLC LOC), 1.84%, 9/9/08	4,780	4,780
Milwaukee Redevelopment Authority Revenue VRDB, Series 1998, Library Hill Project (U.S. Bank N.A. LOC), 1.84%, 9/9/08	275	275
Oak Creek PCR Refunding VRDB, Wisconsin Electric (Wells Fargo Bank N.A. LOC), 1.85%, 9/9/08	13,000	13,000
Pleasant Prairie PCR Refunding VRDB, Wisconsin Electric (Wells Fargo Bank N.A. LOC), 1.85%, 9/9/08	9,100	9,100
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Oakwood Village (Marshall & Ilsley Bank LOC), 1.85%, 9/9/08	13,500	13,500
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series B, Beaver Dam Community Hospital (U.S. Bank N.A. LOC), 1.82%, 9/9/08	3,215	3,215
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2001B, Newcastle Place Project (Bank of America N.A. LOC), 1.82%, 9/9/08	10,800	10,800
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC), 2.48%, 9/2/08	1,300	1,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC), 1.95%, 9/9/08	3,250	3,250
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003C, Mercy Health Systems (Marshall & Ilsley Bank LOC), 1.85%, 9/9/08	5,900	5,900
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC), 1.80%, 9/9/08	3,140	3,140
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2008, Custodial Receipts-Whefa Beloit (Bank of New York LOC), 2.55%, 9/2/08	6,705	6,705
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC), 1.85%, 9/9/08	9,200	9,200
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC), 1.85%, 9/9/08	9,975	9,975
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern (JPMorgan Chase Bank LOC), 1.84%, 9/9/08	1,855	1,855
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series B, Southwest Health Center (Fifth Third Bank LOC), 1.90%, 9/9/08	6,240	6,240
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 1997, Alverno College Project (Allied Irish Bank LOC), 2.48%, 9/2/08	1,000	1,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002B, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC), 2.48%, 9/2/08	1,630	1,630

MONEY MARKET PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Wisconsin - 5.3% - (continued)
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002H, Pooled Loan Financing Program (U.S. Bank N.A. LOC), 1.83%, 9/9/08	$5,000	$5,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC), 1.82%, 9/9/08	19,500	19,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2005, Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC), 1.84%, 9/9/08	1,280	1,280
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2006-C, Upland Hills Health (Allied Irish Bank LOC), 1.88%, 9/9/08	7,150	7,150
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Hospital (U.S. Bank N.A. LOC), 2.45%, 9/2/08	5,150	5,150
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services (KBC Bank N.V. LOC), 1.90%, 9/9/08	3,150	3,150
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Gundersen Lutheran (Wells Fargo Bank N.A. LOC), 1.79%, 9/9/08	7,500	7,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Wausau Hospital (Marshall & Ilsley Bank LOC), 1.82%, 9/9/08	23,000	23,000
Wisconsin Housing and EDA Revenue VRDB, Series 2006-C, 2.00%, 9/9/08	790	790
Wisconsin Housing and EDA Revenue VRDB, Series D, 2.02%, 9/9/08	2,355	2,355
Wisconsin School Districts Cash Flow Management Program COPS, Series 2007 A1, Temporary Borrowing Program, 4.50%, 9/18/08	31,000	31,019
Wisconsin State Transportation Revenue Bonds, Series 2007-24, Clipper Tax-Exempt Certificate Trust, (1) 2.04%, 9/9/08	21,745	21,745

		240,504

Wyoming - 0.2%
Uinta County PCR Refunding Bonds, Series 1997, Chevron U.S.A., Inc. Project (Chevron Corp. Gtd.), 2.50%, 9/2/08	3,235	3,235
Uinta County PCR Refunding VRDB, Series 1992, Chevron U.S.A., Inc. (Chevron Corp. Gtd.), 2.50%, 9/2/08	7,015	7,015

		10,250

Multiple States Pooled Securities - 0.7%
BB&T Municipal Trust Revenue Bonds, Floaters Series 1007 (Branch Banking & Trust Co. LOC), (1) 1.96%, 9/9/08	2,655	2,655
BB&T Municipal Trust Revenue Bonds, Floaters Series 1033 (Branch Banking & Trust Co. LOC), (1) 1.92%, 9/9/08	11,750	11,750
BB&T Municipal Trust Various States, Floaters Series 1019 (Branch Banking & Trust Co. LOC), (1) 1.92%, 9/9/08	18,000	18,000

		32,405

Total Municipal Investments (Cost $4,541,409)		4,541,409

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.9%
AIM Tax-Free Cash Reserve Portfolio	27,524,659	$27,524
Lehman Brothers Institutional Liquidity Funds - Tax-Exempt Portfolio	14,317,775	14,318

Total Investment Companies (Cost $41,842)		41,842

Total Investments - 100.1% (Cost $4,583,251) (3)		4,583,251

Liabilities less Other Assets - (0.1)%		(4,314)

NET ASSETS - 100.0%		$4,578,937

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Restricted security that has been deemed illiquid. At August 31, 2008, the value of this restricted illiquid securities amounted to approximately $17,786,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
University of Pennsylvania Health Revenue Bonds (PA), 2.95%, 11/18/08	3/5/08	$17,798

(3)	The cost for federal income tax purposes was $4,583,251.

At August 31, 2008, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Educational Services	16.2%
Executive, Legislative and General Government	23.9%
General Medical, Surgical and Nursing and Personal Care	11.9%
Health Services and Residential Care	18.5%
Urban and Community Development, Housing Programs and Social Services	7.9%
All other sectors less than 5%	21.6%

Total	100.0%

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 27 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$41,842	0
Level 2	4,541,409	0
Level 3	—	0

Total	$4,583,251	0

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

COPS	Certificates of Participation

CP	Commercial Paper

EDA	Economic Development Authority

FHLMC Freddie	Mac

FNMA	Fannie Mae

FSA	Financial Security Assurance

GIC	Guaranteed Investment Contract

G.O.	General Obligation

Gtd.	Guaranteed

HFA	Housing Finance Authority

IDA	Industrial Development Authority

IDB	Industrial Development Board

LOC	Letter of Credit

MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender

PCR	Pollution Control Revenue

PSF	Permanent School Fund

ROCS	Reset Option Certificates

SGB	Societe General Bank

Soc Gen     Societe Generale

TANS	Tax Anticipation Notes

TRANS	Tax and Revenue Anticipation Notes

TSB	Trustee Savings Bank

VRDB	Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS 29 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 23.8%
Domestic Depository Institutions - 2.0%
Citibank, New York,
2.75%, 10/14/08	$10,000	$10,000
2.75%, 10/17/08	10,000	10,000
2.77%, 11/19/08	10,000	10,000
2.76%, 11/20/08	25,000	25,000

		55,000

Foreign Depository Institutions - 21.8%
Australia & New Zealand Bank, London Branch,
2.80%, 9/24/08	20,000	20,000
2.78%, 10/9/08	10,000	10,000
Banco Bilbao Vizcaya Argentaria,
2.45%, 9/22/08	10,000	10,000
Bank of Nova Scotia, London Branch,
2.46%, 9/22/08	20,000	20,000
Bank of Scotland PLC, Halifax Branch,
5.00%, 10/14/08	5,000	5,000
Bank of Scotland PLC, New York,
2.80%, 10/15/08	20,000	20,000
BNP Paribas S.A., London Branch,
2.75%, 10/16/08	10,000	10,000
2.81%, 11/28/08	15,000	15,000
CALYON, New York,
2.46%, 9/2/08	20,000	20,000
2.40%, 9/29/08	15,000	15,000
Commonwealth of Australia,
2.80%, 9/24/08	10,000	10,000
Credit Agricole S.A., London Branch,
4.91%, 10/9/08	10,000	10,000
4.97%, 10/14/08	5,000	5,000
HSBC PLC, London,
2.80%, 10/7/08	25,000	25,000
2.77%, 10/16/08	20,000	20,000
2.76%, 10/23/08	5,000	5,000
2.79%, 11/12/08	10,000	10,000
KBC Bank N.V., London,
2.50%, 9/22/08	25,000	25,000
Lloyds Bank, New York,
2.42%, 9/8/08	25,000	25,000
2.72%, 11/28/08	10,000	10,000
National Australia Bank, London Branch,
2.80%, 9/22/08	20,000	20,000
2.77%, 11/12/08	15,000	15,000
Nordea Bank Finland, New York,
2.41%, 9/22/08	35,000	35,000
Rabobank Nederland, New York Branch,
2.71%, 11/20/08	20,000	20,000
2.72%, 11/28/08	20,000	20,000
2.73%, 11/28/08	20,000	20,000
Royal Bank of Canada, New York Branch,
2.71%, 9/22/08	20,000	20,000
Royal Bank of Scotland, New York Branch,
2.75%, 10/20/08	20,000	20,000
2.80%, 11/19/08	10,000	10,000
Societe Generale, London Branch,
2.90%, 10/9/08	20,000	20,000
Svenska Handelsbanken, Inc., New York Branch,
2.40%, 9/30/08	35,000	35,000
Toronto Dominion Bank, New York Branch,
2.70%, 11/17/08	25,000	25,000
2.72%, 11/19/08	20,000	20,000

PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 23.8% - CONTINUED
Foreign Depository Institutions - 21.8% - (continued)
Westpac Banking Corp., London,
2.72%, 11/26/08	$20,000	$20,000
Westpac Banking Corp.,
2.73%, 11/25/08	20,000	20,000

		610,000

Total Certificates of Deposit (Cost $665,000)		665,000

COMMERCIAL PAPER - 14.7%
Auto Receivables - 2.3%
FCAR1 Owner Trust,
3.00%, 9/5/08	50,000	49,983
New Center Asset Trust - Plus Program,
3.50%, 9/5/08	15,000	14,994

		64,977

Credit Arbitrage - 1.5%
Cancara Asset Securitization Ltd.,
2.55%, 9/5/08	40,000	39,989

Multi-Seller Conduits - 10.2%
Amstel Funding Corp., (1)
2.30%, 9/2/08	20,000	19,999
Atlantic Asset Securitization Corp.,
2.40%, 9/5/08	25,000	24,993
Chariot Funding LLC,
2.45%, 9/4/08	30,000	29,994
Clipper Receivables Corp.,
2.35%, 9/2/08	30,000	29,998
Galleon Capital Corp.,
2.35%, 9/2/08	5,000	5,000
Kitty Hawk Funding Corp.,
2.35%, 9/4/08	25,000	24,995
Liberty Street Funding Co.,
2.45%, 9/2/08	45,000	44,997
Park Avenue Receivables, (1)
2.45%, 9/3/08	40,000	39,995
Sheffield Receivables Corp.,
2.45%, 9/2/08	20,000	19,999
Thames Asset Global Securitization Number One, Inc.,
2.55%, 9/3/08	25,000	24,996
Thunder Bay Funding, Inc.,
2.45%, 9/3/08	20,000	19,997

		284,963

Non-Depository Personal Credit - 0.7%
General Electric Capital Corp.,
2.08%, 9/2/08	10,000	9,999
2.93%, 4/17/09	5,000	4,907
2.90%, 5/5/09	5,000	4,901

		19,807

Total Commercial Paper (Cost $409,736)		409,736

CORPORATE NOTES/BONDS - 9.3%
Bank Holding Companies - 0.2%
HSBC USA, Inc., FRN,
2.48%, 9/15/08	5,000	5,000

Chemicals and Allied Products - 0.4%
BASF Finance Europe N.V., FRN, (1)
2.80%, 9/19/08	10,000	10,000

Domestic Depository Institutions - 2.3%
Wells Fargo Bank, San Francisco,
2.44%, 9/5/08	15,000	15,000
2.43%, 9/10/08	50,000	50,000

		65,000

PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 9.3% - CONTINUED
Foreign Depository Institutions - 1.6%
Allied Irish Banks PLC, FRN, (1)
2.47%, 9/18/08	$5,000	$5,000
Australia and New Zealand Banking Group, FRN, (1)
2.47%, 9/5/08	5,000	5,000
2.50%, 9/22/08	1,000	1,000
Commonwealth Bank Australia, FRN, (1)
2.87%, 10/20/08	5,000	5,000
Nordea Bank Finland, New York, FRN, (1)
2.48%, 9/10/08	7,000	7,000
Royal Bank of Canada, FRN,
2.52%, 9/10/08	8,000	8,000
Royal Bank of Scotland PLC, FRN, (1)
2.50%, 9/19/08	5,000	5,000
Westpac Banking Corp., FRN,
2.75%, 9/11/08	1,000	1,000
Westpac Banking Corp., New York, FRN, (1)
2.45%, 9/5/08	7,000	7,000

		44,000

Insurance Carriers - 1.4%
Genworth Global Funding, FRN, (1)
2.46%, 9/11/08	7,000	7,000
ING Verzekeringen N.V., FRN, (1)
2.45%, 9/4/08	12,000	12,000
MET Life Global Funding I, FRN, (1)
2.57%, 9/12/08	10,000	10,000
2.47%, 9/24/08	10,000	10,000

		39,000

Non-Depository Personal Credit - 2.1%
General Electric Capital Corp., FRN,
2.88%, 9/15/08	3,000	3,000
2.82%, 9/16/08	25,000	24,997
2.51%, 9/24/08	9,000	9,000
2.83%, 10/6/08	10,000	9,999
HSBC Finance Corp., FRN,
2.48%, 9/5/08	8,000	8,000
2.53%, 9/24/08	5,000	5,000

		59,996

Security and Commodity Brokers - 0.5%
Merrill Lynch & Co., FRN,
2.54%, 9/3/08	5,000	5,000
Morgan Stanley, FRN,
2.57%, 9/15/08	3,000	3,000
2.56%, 9/29/08	5,000	5,000

		13,000

Structured Investment Vehicles - 0.8%
Whistlejacket Capital LLC, FRN, (1) †
5.15%, 4/21/08	15,000	11,400
2.50%, 5/20/08	5,000	3,800
3.81%, 7/23/08	10,000	7,600

		22,800

Total Corporate Notes/Bonds (Cost $265,995)		258,796

EURODOLLAR TIME DEPOSITS - 9.5%
Foreign Depository Institutions - 9.5%
Banco Bilbao Vizcaya Argentaria, Grand Cayman,
2.18%, 9/3/08	10,000	10,000
BNP Paribas, London,
2.16%, 9/2/08	30,000	30,000
Credit Agricole S.A., London,
2.40%, 9/2/08	50,000	50,000

PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 9.5% - CONTINUED
Foreign Depository Institutions - 9.5% - (continued)
Den Norske Bank, Oslo, Norway,
2.45%, 9/2/08	$50,000	$50,000
KBC Bank N.V., London,
2.40%, 9/2/08	30,000	30,000
Royal Bank of Scotland, London,
2.03%, 9/2/08	95,000	95,000

Total Eurodollar Time Deposits (Cost $265,000)		265,000

U.S. GOVERNMENT AGENCIES - 11.1% (2)
Fannie Mae - 2.2%
FNMA Discount Notes,
2.63%, 12/8/08	20,000	19,857
2.80%, 1/12/09	5,000	4,948
2.71%, 1/14/09	10,000	9,898
2.86%, 6/15/09	10,000	9,772
2.85%, 7/20/09	5,000	4,873
FNMA Notes,
5.00%, 9/15/08	6,000	6,006
6.38%, 6/15/09	5,000	5,128

		60,482

Federal Home Loan Bank - 7.8%
FHLB Bonds,
2.56%, 2/13/09	7,000	7,011
2.39%, 3/18/09	6,000	6,005
2.13%, 3/27/09	3,000	3,000
2.20%, 4/1/09	7,000	6,995
2.30%, 4/3/09	11,000	11,002
2.22%, 4/7/09	7,000	7,000
2.52%, 4/21/09	5,000	5,000
2.32%, 4/24/09	5,000	5,000
2.45%, 4/28/09	3,000	3,000
2.63%, 5/5/09	5,000	5,000
2.48%, 5/7/09	10,000	9,981
2.38%, 5/27/09	10,000	9,988
2.64%, 6/3/09	10,000	10,000
2.63%, 6/10/09	15,000	14,984
2.91%, 6/18/09	10,000	10,000
3.00%, 6/19/09	10,000	10,018
FHLB Discount Notes,
2.08%, 9/12/08	6,000	5,996
2.25%, 9/19/08	20,000	19,978
2.55%, 11/19/08	15,000	14,916
2.71%, 1/5/09	20,000	19,810
2.80%, 1/20/09	10,000	9,890
2.74%, 2/24/09	10,000	9,866
2.82%, 3/2/09	5,000	4,929
2.99%, 7/13/09	10,000	9,738

		219,107

Freddie Mac - 1.1%
FHLMC Discount Note,
3.01%, 7/20/09	15,000	14,597
FHLMC Notes,
2.45%, 4/9/09	7,000	7,000
4.25%, 7/15/09	10,000	10,102

		31,699

Total U.S. Government Agencies (Cost $311,288)		311,288

PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury Bill - 0.2%
1.46%, 9/11/08	$5,000	$4,998

U.S. Treasury Notes - 6.3%
4.63%, 9/30/08	43,000	43,105
4.88%, 10/31/08	55,000	55,273
4.75%, 12/31/08	62,000	62,576
3.25%, 1/15/09	5,000	5,032
4.50%, 4/30/09	10,000	10,159

		176,145

Total U.S. Government Obligations (Cost $181,143)		181,143

Investments, at Amortized Cost (Cost $2,098,162)		2,090,963

REPURCHASE AGREEMENTS - 25.4%
(Collateralized at a minimum of 102%) (3)
Bank of America N.A., dated 8/29/08, repurchase price $49,980 2.13%, 9/2/08	49,968	49,968
Citigroup Global Markets, Inc., dated 8/29/08, repurchase price $210,050 2.14%, 9/2/08	210,000	210,000
Credit Suisse First Boston Corp., dated 8/29/08, repurchase price $10,002 2.14%, 9/2/08	10,000	10,000
Deutsche Bank Securities, Inc., dated 8/29/08, repurchase price $430,102 2.14%, 9/2/08	430,000	430,000
Lehman Brothers, Inc., dated 8/29/08, repurchase price $10,002 2.14%, 9/2/08	10,000	10,000

Total Repurchase Agreements (Cost $709,968)		709,968

CAPITAL SUPPORT AGREEMENT - 0.0%
Northern Trust Corp.(4)	—	—

Total Capital Support Agreement (Cost $-)		—

Total Investments - 100.3% (Cost $2,808,130) (5)		2,800,931

Liabilities less Other Assets - (0.3)%		(9,336)

NET ASSETS - 100.0%		$2,791,595

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	4.50% - 7.00%	12/1/27 - 8/1/38
FNMA	4.31% - 7.50%	3/1/21 - 11/1/46

(4)	Investment in affiliate.

(5)	The cost for federal income tax purposes was $2,808,130.

Percentages shown are based on Net Assets.

PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

† - Defaulted securities are valued at the fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (the “Agreement”) with the Northern Institutional Fund Prime Obligations Portfolio (the “Portfolio”). Under the Agreement, the Corporation has committed to provide capital to the Portfolio, subject to a specified maximum amount, in the event that the Portfolio realizes a loss on the security, in an amount sufficient for the Portfolio to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9975. The Corporation will not receive any consideration from the Portfolio if it is required under the Agreement to make a capital contribution to the Portfolio. The Agreement will expire no later than February 28, 2009. The Portfolio treats the Agreement as an asset of the Portfolio in calculating its NAV.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	2,778,131	—
Level 3	22,800	—

	2,800,931	$—

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000S)	Other Financial Instruments* (000S)
Balance as of 5/31/08	$22,500	$—
Realized gain(loss)	—	—
Change in unrealized appreciation/depreciation	300	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/08	$22,800	$—

*	Other financial instruments include futures and forwards, if applicable.

PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB	Federal Home Loan Bank

FHLMC	Freddie Mac

FNMA	Federal National Mortgage Association

FRN	Floating Rate Notes

PRIME OBLIGATIONS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 5.8%
Domestic Depository Institutions - 0.7%
Citibank, New York,
2.75%, 10/14/08	$10,000	$10,000
2.75%, 10/17/08	10,000	10,000

		20,000

Foreign Depository Institutions - 5.1%
Australia & New Zealand Bank, London Branch,
2.80%, 9/24/08	10,000	10,000
2.78%, 10/9/08	15,000	15,000
Bank of Scotland PLC, New York,
2.80%, 10/15/08	20,000	20,000
BNP Paribas S.A., London Branch,
2.75%, 10/16/08	10,000	10,000
Commonwealth of Australia,
2.80%, 9/24/08	10,000	10,000
Credit Agricole S.A., London Branch,
4.91%, 10/9/08	5,000	5,000
HSBC PLC, London,
2.80%, 10/7/08	20,000	20,000
2.77%, 10/16/08	10,000	10,000
National Australia Bank, London Branch,
2.80%, 9/22/08	15,000	15,000
Royal Bank of Canada, New York Branch,
2.71%, 9/22/08	10,000	10,000
Societe Generale, London Branch,
2.90%, 10/9/08	20,000	20,000

		145,000

Total Certificates of Deposit (Cost $165,000)		165,000

COMMERCIAL PAPER - 19.3%
Auto Receivables - 2.3%
FCAR1 Owner Trust,
3.00%, 9/5/08	50,000	49,983
3.00%, 9/8/08	15,000	14,991

		64,974

Credit Arbitrage - 1.1%
Cancara Asset Securitization Ltd.,
2.55%, 9/5/08	30,000	29,992

Multi-Seller Conduits - 13.3%
Amstel Funding Corp., (1)
2.30%, 9/2/08	140,000	139,991
Atlantic Asset Securitization Corp.,
2.40%, 9/5/08	20,000	19,995
Chariot Funding LLC,
2.45%, 9/4/08	30,000	29,994
Clipper Receivables Corp.,
2.35%, 9/2/08	30,000	29,998
Galleon Capital Corp.,
2.35%, 9/2/08	5,000	5,000
Kitty Hawk Funding Corp.,
2.35%, 9/4/08	29,960	29,954
Liberty Street Funding Co.,
2.45%, 9/2/08	25,000	24,998
Park Avenue Receivables, (1)
2.45%, 9/3/08	40,000	39,995
Sheffield Receivables Corp.,
2.45%, 9/2/08	20,000	19,999
Thames Asset Global Securitization Number One, Inc.,
2.55%, 9/3/08	20,000	19,997
Thunder Bay Funding, Inc.,
2.45%, 9/3/08	16,856	16,854

		376,775

LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 19.3% - CONTINUED
Non-Depository Personal Credit - 2.6%
General Electric Capital Corp.,
2.08%, 9/2/08	$75,000	$74,996

Total Commercial Paper (Cost $546,737)		546,737

CORPORATE NOTES/BONDS - 11.8%
Bank Holding Companies - 0.2%
HSBC USA, Inc., FRN,
2.48%, 9/15/08	5,000	5,000

Chemicals and Allied Products - 0.3%
BASF Finance Europe N.V., FRN, (1)
2.80%, 9/19/08	10,000	10,000

Domestic Depository Institutions - 2.8%
Bank of America, N.A.,
2.74%, 10/9/08	30,000	30,000
Wells Fargo Bank, San Francisco,
2.43%, 9/10/08	50,000	50,000

		80,000

Foreign Depository Institutions - 2.4%
Allied Irish Banks PLC, FRN, (1)
2.47%, 9/18/08	5,000	5,000
Australia and New Zealand Banking Group, FRN, (1)
2.50%, 9/22/08	3,000	3,000
Nordea Bank Finland, New York, FRN, (1)
2.48%, 9/10/08	14,000	14,000
Royal Bank of Canada, FRN,
2.52%, 9/10/08	15,000	15,000
Royal Bank of Scotland PLC, FRN, (1)
2.50%, 9/19/08	15,000	15,000
Westpac Banking Corp., FRN,
2.75%, 9/11/08	10,000	10,000
Westpac Banking Corp., New York, FRN, (1)
2.45%, 9/5/08	5,000	5,000

		67,000

Insurance Carriers - 2.1%
Allstate Life Global Funding II, FRN, (1)
2.56%, 9/15/08	10,000	10,000
Genworth Global Funding, FRN, (1)
2.46%, 9/11/08	10,000	10,000
ING Verzekeringen N.V., FRN, (1)
2.45%, 9/4/08	20,000	20,000
MET Life Global Funding I, FRN, (1)
2.57%, 9/12/08	10,000	10,000
2.47%, 9/24/08	10,000	10,000

		60,000

Non-Depository Business Credit - 0.3%
National Rural Utility Cooperative, FRN,
2.47%, 9/4/08	10,000	10,000

Non-Depository Personal Credit - 2.6%
General Electric Capital Corp, FRN,
2.88%, 9/15/08	3,000	3,000
2.82%, 9/16/08	20,000	19,998
2.51%, 9/24/08	18,000	18,000
2.83%, 10/6/08	5,000	4,999
HSBC Finance Corp., FRN,
2.48%, 9/5/08	2,000	2,000
2.53%, 9/24/08	25,000	25,000

		72,997

Security and Commodity Brokers - 0.4%
Morgan Stanley, FRN,
2.56%, 9/29/08	12,000	12,000

LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 11.8% - CONTINUED
Structured Investment Vehicles - 0.7%
Whistlejacket Capital LLC, FRN, (1) †
3.81%, 7/23/08	$15,000	$11,400
5.15%, 4/21/08	10,000	7,600

		19,000

Total Corporate Notes/Bonds (Cost $341,995)		335,997

EURODOLLAR TIME DEPOSITS - 10.6%
Domestic Depository Institutions - 2.3%
Manufacturers & Traders Trust Co., 2.06%, 9/2/08	66,927	66,927

Foreign Depository Institutions - 8.3%
Banco Bilbao Vizcaya Argentaria, Grand Cayman, 2.18%, 9/3/08	10,000	10,000
BNP Paribas, London, 2.16%, 9/2/08	60,000	60,000
Credit Agricole S.A., London, 2.40%, 9/2/08	50,000	50,000
Den Norske Bank, Oslo, Norway, 2.45%, 9/2/08	50,000	50,000
KBC Bank N.V., London, 2.40%, 9/2/08	40,000	40,000
Royal Bank of Scotland, London, 2.03%, 9/2/08	25,000	25,000

		235,000

Total Eurodollar Time Deposits (Cost $301,927)		301,927

U.S. GOVERNMENT AGENCIES - 18.1% (2)
Fannie Mae - 0.9%
FNMA Discount Notes,
2.71%, 1/14/09	10,000	9,898
2.86%, 6/15/09	10,000	9,772
FNMA Note, 5.00%, 9/15/08	5,000	5,005

		24,675

Federal Home Loan Bank - 16.6%
FHLB Bonds,
2.56%, 2/13/09	7,000	7,011
2.63%, 2/27/09	4,000	4,016
2.65%, 2/27/09	5,000	5,019
2.39%, 3/18/09	10,000	10,009
2.13%, 3/27/09	3,000	3,000
2.20%, 4/1/09	7,000	6,995
2.30%, 4/3/09	12,000	12,002
2.22%, 4/7/09	7,000	7,000
2.25%, 4/17/09	7,000	7,000
2.52%, 4/21/09	5,000	5,000
2.32%, 4/24/09	10,000	10,000
2.45%, 4/28/09	5,000	5,000
2.63%, 5/5/09	7,000	7,000
2.38%, 5/27/09	10,000	9,987
2.64%, 6/3/09	20,000	20,000
2.75%, 6/4/09	10,000	10,000
2.63%, 6/10/09	20,000	19,978
2.70%, 6/16/09	15,000	15,000
2.91%, 6/18/09	15,000	15,000
3.00%, 6/19/09	10,000	10,018

LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.1% (2) - CONTINUED
Federal Home Loan Bank - 16.6% - (continued)
FHLB Discount Notes,
1.75%, 9/2/08	$5,736	$5,736
2.08%, 9/12/08	5,000	4,997
2.26%, 9/19/08	101,618	101,503
2.25%, 9/25/08	100,000	99,850
2.33%, 10/1/08	42,722	42,639
2.71%, 1/5/09	20,000	19,810
2.99%, 7/13/09	10,000	9,738

		473,308

Freddie Mac - 0.6%
FHLMC Bond, 4.88%, 2/17/09	4,000	4,054
FHLMC Discount Note, 3.01%, 7/20/09	5,000	4,866
FHLMC Note, 2.45%, 4/9/09	7,000	7,000

		15,920

Total U.S. Government Agencies (Cost $513,903)		513,903

U.S. GOVERNMENT OBLIGATIONS - 8.4%
U.S. Treasury Bill - 0.2%
1.46%, 9/11/08	5,000	4,998

U.S. Treasury Notes - 8.2%
4.63%, 9/30/08	95,000	95,243
3.13%, 10/15/08	37,000	37,083
4.88%, 10/31/08	28,000	28,155
4.75%, 12/31/08	57,000	57,609
3.25%, 1/15/09	5,000	5,032
4.50%, 4/30/09	10,000	10,159

		233,281

Total U.S. Government Obligations (Cost $238,279)		238,279

Investments, at Amortized Cost (Cost $2,107,841)		2,101,843

REPURCHASE AGREEMENTS - 26.3%
(Collateralized at a minimum of 102%) (3)
Joint Repurchase Agreements - 1.0%
Morgan Stanley & Co., Inc., dated 8/29/08, repurchase price $13,351 2.00%, 9/2/08	13,347	13,347
Societe Generale, New York Branch, dated 8/29/08, repurchase price $6,675 2.01%, 9/2/08	6,674	6,674
UBS Securities LLC, dated 8/29/08, repurchase price $10,013 2.01%, 9/2/08	10,011	10,011

		30,032

(Collateralized at a minimum of 102%) (4)
Repurchase Agreements - 25.3%
Bank of America N.A., dated 8/29/08, repurchase price $137,963 2.13%, 9/2/08	137,930	137,930
Deutsche Bank Securities, Inc., dated 8/29/08, repurchase price $415,099 2.14%, 9/2/08	415,000	415,000
Lehman Brothers, Inc., dated 8/29/08, repurchase price $165,039 2.14%, 9/2/08	165,000	165,000

		717,930

Total Repurchase Agreements (Cost $747,962)		747,962

LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CAPITAL SUPPORT AGREEMENT - 0.0%
Northern Trust Corp.(5)	—	—

Total Capital Support Agreement (Cost $-)		—

Total Investments - 100.3% (Cost $2,855,803) (6)		2,849,805

Liabilities less Other Assets - (0.3)%		(8,642)

NET ASSETS - 100.0%		$2,841,163

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 7.50%	5/15/16 - 2/15/37
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	4.50% - 7.00%	2/1/17 - 8/1/38
FNMA	4.31% - 10.00%	6/1/16 - 10/25/38

(5)	Investment in affiliate.

(6)	The cost for federal income tax purposes was $2,855,803.

†	- Defaulted securities are valued at the fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (the “Agreement”) with the Northern Institutional Fund Liquid Assets Portfolio (the “Portfolio”). Under the Agreement, the Corporation has committed to provide capital to the Portfolio, subject to a specified maximum amount, in the event that the Portfolio realizes a loss on the security, in an amount sufficient for the Portfolio to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9950. The Corporation will not receive any consideration from the Portfolio if it is required under the Agreement to make a capital contribution to the Portfolio. The Agreement will expire no later than February 28, 2009. The Portfolio treats the Agreement as an asset of the Portfolio in calculating its NAV.

LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	2,830,805	—
Level 3	19,000	—

Total	$2,849,805	$—

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000S)	Other Financial Instruments* (000S)
Balance as of 5/31/08	$18,750	$—
Realized gain(loss)	—	—
Change in unrealized appreciation/depreciation	250	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/08	$19,000	$—

*	Other financial instruments include futures and forwards, if applicable.

LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2008 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB     Federal Home Loan Bank

FHLMC     Federal Home Loan Mortgage Corporation

FNMA     Federal National Mortgage Association

FRN     Floating Rate Notes

LIQUID ASSETS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 30, 2008

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 30, 2008